Variable Annuity-2 Series
Account of Empower Life &
Annuity Insurance
Company of New York

Financial Statements December 31, 2022

Index

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

EMPOWER LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Variable Annuity-2 Series Account and Those Charged with Governance of
Variable Annuity-2 Series Account of Empower Life & Annuity Insurance Company of New York:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Variable Annuity-2 Series Account (the Separate Account) as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the two-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the three-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 3, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Life & Annuity Insurance Company of New York Separate Accounts since 2021.

Birmingham, Alabama
April 13, 2023

Appendix A

The investment divisions that comprise Variable Annuity-2 Series Account were audited according to varying periods as defined in the table below:

Investment Division	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Alger Capital Appreciation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Large Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Mid Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Small Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
ALPs Alerian Energy Infrastructure Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alps Red Rocks Listed Private Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century Investments VP Inflation Protection Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century Investments VP Mid Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century Investments VP Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

American Funds IS Blue Chip Income and Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Global Growth and Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Growth-Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS International Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS New World Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Blackrock 60/40 Target Allocation ETF VI Fund	As of December 31, 2022	For the year then ended December 31, 2022	For the period from April 26, 2021 (commencement of operations) to December 31, 2022
Blackrock Global Allocation VI Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BlackRock High Yield VI Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon IP Technology Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon Sustainable U.S. Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

BNY Mellon VIF Growth and Income Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Clearbridge Variable Large Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Clearbridge Variable Mid Cap Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Clearbridge Variable Small Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio - Seligman Global Technology Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio - Strategic Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware VIP Emerging Markets Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware VIP International Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware VIP REIT Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware VIP Small Cap Value Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Dimensional VA Equity Allocation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Dimensional VA Global Moderate Allocation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Dimensional VA International Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Dimensional VA International Small Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Dimensional VA US Large Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Dimensional VA US Targeted Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Capital Growth VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Eaton Vance VT Floating-Rate Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Federated Hermes High Income Bond Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Asset Manager Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Balanced Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Fidelity VIP Contrafund Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Government Money Market Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Growth Opportunities Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP High Income Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Index 500 Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP international Capital Appreciation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Investment Grade Bond Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Overseas Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
First Trust/Dow Jones Dividend & Income Allocation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Income VIP Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs VIT US Equity Insights Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Aggressive Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Ariel Mid Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Conservative Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Conservative Profile Fund Class L	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Core Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Emerging Markets Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Global Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Government Money Market Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower High Yield Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower Inflation-Protected Securities Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower International Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower International Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower International Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Large Cap Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Large Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2020 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2025 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2030 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2035 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower Lifetime 2040 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Mid Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderate Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderate Profile Fund Class L	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderately Aggressive Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderately Conservative Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderately Conservative Profile Fund Class L	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Multi-Sector Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Real Estate Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower S&P 500® Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower S&P Mid Cap 400® Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower S&P Small Cap 600® Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Securefoundation® Balanced Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Short Duration Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Small Cap Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Small Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower T. Rowe Price Mid Cap Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower U.S. Government Securities Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Bond Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2015 Fund	Not applicable	For the period from January 3, 2022 (commencement of operations) to December 31, 2022	For the period from January 3, 2022 (commencement of operations) to December 31, 2022
Invesco Oppenheimer V.I. International Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco Oppenheimer V.I. Main Street Small Cap Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Invesco V.I. Core Bond Fund	Not applicable	For the period from January 1, 2022 to April 29, 2022 (cessation of operations)	For the period from January 1, 2021 to April 29, 2022 (cessation of operations)
Invesco V.I. Core Plus Bond Fund Series II	As of December 31, 2022	For the period from April 29, 2022 (commencement of operations) to December 31, 2022	For the period from April 29, 2022 (commencement of operations) to December 31, 2022
Invesco V.I. Global Real Estate Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Growth & Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. International Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Small Cap Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Ivy VIP Energy	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Balanced Portfolio Service Shares	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Enterprise Portfolio Service Shares	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Flexible Bond Portfolio Service Shares	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Overseas Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

JP Morgan Insurance Trust Income Builder Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
JP Morgan Insurance Trust Small Cap Core Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Lord Abbett Series Developing Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT II International Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For the period from April 15, 2021 (commencement of operations) to December 31, 2022
MFS VIT II Technology Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT III Blended Research Core Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT III Blended Research Small Cap Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Neuberger Berman AMT Sustainable Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
NVIT Emerging Markets Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Commodity Real Return Strategy Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

PIMCO VIT Long Term US Government Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Low Duration Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Real Return Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Short Term Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Total Return Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Global Asset Allocation Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Global Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Growth Opportunities Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT International Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT International Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Putnam VT Mortgage Securities Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Multi-Cap Core Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Research Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Small Cap Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Small Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT International Growth Fund	Not applicable	Not applicable	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Large Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
T. Rowe Price Blue Chip Growth Portfolio Class II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
T. Rowe Price Health Sciences Portfolio Class II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Van Eck VIP Global Hard Assets Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio	Alger Mid Cap Growth Portfolio	Alger Small Cap Growth Portfolio	Alps Alerian Energy Infrastructure Portfolio	Alps Red Rocks Listed Private Equity Portfolio	American Century Investments VP Inflation Protection Fund

ASSETS:
Investments at fair value (1)	$115,254	$129,243	$7,037	$33,715	$117,498	$137,970	$142,049

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	4	5	-	1	4	4	4
Due from the company	-	-	-	-	-	-	-
Total receivables	4	5	-	1	4	4	4

Total assets	115,258	129,248	7,037	33,716	117,502	137,974	142,053

LIABILITIES:
Due to the contracts	4	5	-	1	4	4	4
Due to the company	-	-	-	-	-	-	-
Total liabilities	4	5	-	1	4	4	4

NET ASSETS	$115,253	$129,243	$7,037	$33,715	$117,498	$137,970	$142,049

Fair value per share (NAV)	$54.65	$47.05	$13.68	$14.19	$9.90	$9.48	$9.37
Shares outstanding in the Separate Account	2,109	2,747	514	2,376	11,869	14,554	15,160

(1) Investments in mutual fund shares, at cost	$155,284	$163,725	$11,055	$59,368	$91,406	$167,966	$162,493

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	American Century Investments VP Mid Cap Value Fund	American Century Investments VP Value Fund	American Funds IS Blue Chip Income and Growth Fund	American Funds IS Global Growth and Income Fund	American Funds IS Growth Fund	American Funds IS Growth- Income Fund	American Funds IS International Fund

ASSETS:
Investments at fair value (1)	$399,140	$314,047	$192,075	$817,492	$1,155,632	$684,381	$568,144

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	12	10	6	27	37	22	15
Due from the company	-	-	-	-	-	-	-
Total receivables	12	10	6	27	37	22	15

Total assets	399,152	314,057	192,081	817,519	1,155,669	684,403	568,159

LIABILITIES:
Due to the contracts	12	10	6	27	37	22	15
Due to the company	-	-	-	-	-	-	-
Total liabilities	12	10	6	27	37	22	15

NET ASSETS	$399,140	$314,047	$192,075	$817,492	$1,155,632	$684,381	$568,144

Fair value per share (NAV)	$21.17	$12.46	$12.34	$11.35	$73.64	$48.72	$14.99
Shares outstanding in the Separate Account	18,854	25,204	15,565	72,026	15,693	14,047	37,902

(1) Investments in mutual fund shares, at cost	$392,264	$288,154	$193,758	$994,918	$1,295,740	$799,860	$714,344

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	American Funds IS New World Fund	Blackrock 60/40 Target Allocation ETF VI Fund	Blackrock Global Allocation VI Fund	Blackrock High Yield VI Fund	BNY Mellon IP Technology Growth Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon VIF Growth and Income Portfolio

ASSETS:
Investments at fair value (1)	$426,616	$169,193	$961,253	$684,577	$50,856	$9,162	$77,149

Receivable dividends and other	-	-	-	3,535	-	-	-
Due from the fund manager	14	1	28	14	1	-	3
Due from the company	-	-	-	-	-	-	-
Total receivables	14	1	28	3,549	1	-	3

Total assets	426,630	169,194	961,281	688,126	50,857	9,162	77,152

LIABILITIES:
Due to the contracts	14	1	28	14	1	-	3
Due to the company	-	-	-	-	-	-	-
Total liabilities	14	1	28	14	1	-	3

NET ASSETS	$426,616	$169,193	$961,253	$688,112	$50,856	$9,162	$77,149

Fair value per share (NAV)	$21.84	$11.61	$11.87	$6.45	$15.83	$41.73	$28.87
Shares outstanding in the Separate Account	19,534	14,573	80,982	106,136	3,213	220	2,672

(1) Investments in mutual fund shares, at cost	$455,724	$209,438	$1,154,555	$763,544	$64,489	$7,305	$70,661

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Clearbridge Variable Large Cap Growth Portfolio	Clearbridge Variable Mid Cap Portfolio	Clearbridge Variable Small Cap Growth Portfolio	Columbia Variable Portfolio - Seligman Global Technology Fund	Columbia Variable Portfolio - Strategic Income Fund	Delaware VIP Emerging Markets Series	Delaware VIP International Series

ASSETS:
Investments at fair value (1)	$413,476	$86,791	$588,764	$425,935	$30,026	$75,634	$22,185

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	13	3	17	16	1	2	-
Due from the company	-	-	-	-	-	-	-
Total receivables	13	3	17	16	1	2	-

Total assets	413,489	86,794	588,781	425,952	30,027	75,636	22,185

LIABILITIES:
Due to the contracts	13	3	17	16	1	2	-
Due to the company	-	-	-	-	-	-	-
Total liabilities	13	3	17	16	1	2	-

NET ASSETS	$413,476	$86,791	$588,764	$425,935	$30,026	$75,634	$22,185

Fair value per share (NAV)	$26.72	$20.17	$23.39	$20.66	$3.46	$19.63	$14.89
Shares outstanding in the Separate Account	15,474	4,303	25,172	20,616	8,678	3,853	1,490

(1) Investments in mutual fund shares, at cost	$443,791	$89,756	$724,559	$468,980	$35,408	$103,826	$27,614

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Delaware VIP REIT Series	Delaware VIP Small Cap Value Series	Dimensional VA Equity Allocation Portfolio	Dimensional VA Global Moderate Allocation Portfolio	Dimensional VA International Value Portfolio	Dimensional VA International Small Portfolio	Dimensional VA US Large Value Portfolio

ASSETS:
Investments at fair value (1)	$40,172	$173,575	$19,576	$153,555	$22,232	$18,169	$123,535

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	1	6	-	2	-	-	2
Due from the company	-	-	-	-	-	-	-
Total receivables	1	6	-	2	-	-	2

Total assets	40,173	173,581	19,576	153,557	22,232	18,169	123,537

LIABILITIES:
Due to the contracts	1	6	-	2	-	-	2
Due to the company	-	-	-	-	-	-	-
Total liabilities	1	6	-	2	-	-	2

NET ASSETS	$40,172	$173,575	$19,576	$153,555	$22,232	$18,169	$123,535

Fair value per share (NAV)	$12.11	$36.82	$12.32	$13.64	$12.24	$10.75	$30.43
Shares outstanding in the Separate Account	3,317	4,714	1,589	11,258	1,816	1,690	4,060

(1) Investments in mutual fund shares, at cost	$41,665	$169,981	$18,997	$151,933	$22,551	$21,354	$95,610

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP	Eaton Vance VT Floating- Rate Income Fund	Empower Aggressive Profile Fund	Empower Ariel Mid Cap Value Fund	Empower Bond Index Fund	Empower Conservative Profile Fund

ASSETS:
Investments at fair value (1)	$7,278	$100,132	$259,459	$45,445	$10,606	$470,944	$678,915

Receivable dividends and other	-	-	(64)	-	-	-	-
Due from the fund manager	-	3	6	2	-	10	166
Due from the company	-	-	-	-	-	-	-
Total receivables	-	3	(58)	2	-	10	166

Total assets	7,278	100,135	259,401	45,446	10,606	470,954	679,081

LIABILITIES:
Due to the contracts	-	3	6	2	-	10	166
Due to the company	-	-	-	-	-	156	-
Total liabilities	-	3	6	2	-	166	166

NET ASSETS	$7,278	$100,132	$259,395	$45,445	$10,606	$470,788	$678,915

Fair value per share (NAV)	$20.54	$28.37	$8.44	$4.92	$9.31	$12.39	$7.11
Shares outstanding in the Separate Account	354	3,530	30,742	9,237	1,139	38,010	95,487

(1) Investments in mutual fund shares, at cost	$6,316	$104,512	$278,059	$53,970	$11,604	$560,643	$738,882

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Conservative Profile Fund Class L	Empower Core Bond Fund	Empower Emerging Markets Equity Fund	Empower Global Bond Fund	Empower Government Money Market Fund	Empower High Yield Bond Fund	Empower Inflation- Protected Securities Fund

ASSETS:
Investments at fair value (1)	$662,544	$234,343	$41,078	$285,936	$1,834,156	$294,864	$25,276

Receivable dividends and other	-	-	-	-	363	-	-
Due from the fund manager	2,192	3	-	8	32	10	-
Due from the company	-	-	-	-	-	-	-
Total receivables	2,192	3	-	8	395	10	-

Total assets	664,737	234,346	41,078	285,944	1,834,551	294,874	25,276

LIABILITIES:
Due to the contracts	2,192	3	-	8	32	10	-
Due to the company	-	-	-	-	-	-	-
Total liabilities	2,192	3	-	8	32	10	-

NET ASSETS	$662,544	$234,343	$41,078	$285,936	$1,834,520	$294,864	$25,276

Fair value per share (NAV)	$8.63	$9.34	$7.78	$6.64	$1.00	$7.16	$8.94
Shares outstanding in the Separate Account	76,772	25,090	5,280	43,063	1,834,156	41,182	2,827

(1) Investments in mutual fund shares, at cost	$715,716	$273,308	$52,497	$349,815	$1,834,148	$322,510	$28,109

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower International Growth Fund	Empower International Index Fund	Empower International Value Fund	Empower Large Cap Growth Fund	Empower Large Cap Value Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund

ASSETS:
Investments at fair value (1)	$118,682	$765,078	$287,076	$404,933	$528,373	$288,828	$577,523

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	3	14	7	13	17	10	19
Due from the company	-	-	-	-	-	-	-
Total receivables	3	14	7	13	17	10	19

Total assets	118,685	765,092	287,083	404,946	528,390	288,838	577,542

LIABILITIES:
Due to the contracts	3	14	7	13	17	10	19
Due to the company	-	-	-	-	-	-	-
Total liabilities	3	14	7	13	17	10	19

NET ASSETS	$118,682	$765,078	$287,076	$404,933	$528,373	$288,828.45	$577,523

Fair value per share (NAV)	$10.94	$10.97	$10.53	$6.96	$25.29	$9.39	$12.52
Shares outstanding in the Separate Account	10,848	69,743	27,263	58,180	20,893	30,759	46,128

(1) Investments in mutual fund shares, at cost	$138,619	$819,667	$305,038	$573,078	$440,075	$339,827	$679,054

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund	Empower Mid Cap Value Fund	Empower Moderate Profile Fund	Empower Moderate Profile Fund Class L	Empower Moderately Aggressive Profile Fund

ASSETS:
Investments at fair value (1)	$413,541	$649,258	$7,185	$199,750	$3,765,106	$11,927,807	$984,692

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	14	15	-	7	6,923	39,757	16
Due from the company	-	-	-	-	-	-	-
Total receivables	14	15	-	7	6,923	39,757	16

Total assets	413,555	649,273	7,185	199,756	3,772,029	11,967,564	984,708

LIABILITIES:
Due to the contracts	14	15	-	7	6,923	39,757	16
Due to the company	-	-	-	-	-	-	-
Total liabilities	14	15	-	7	6,923	39,757	16

NET ASSETS	$413,541	$649,258	$7,185	$199,750	$3,765,106	$11,927,807	$984,692

Fair value per share (NAV)	$9.56	$12.22	$9.38	$11.32	$5.89	$9.97	$6.28
Shares outstanding in the Separate Account	43,257	53,131	766	17,646	639,237	1,196,370	156,798

(1) Investments in mutual fund shares, at cost	$492,517	$739,650	$8,620	$221,100	$4,494,657	$12,683,987	$1,206,806

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Moderately Conservative Profile Fund	Empower Moderately Conservative Profile Fund Class L	Empower Multi- Sector Bond Fund	Empower Real Estate Index Fund	Empower S&P 500® Index Fund	Empower S&P Mid Cap 400® Index Fund	Empower S&P Small Cap 600® Index Fund

ASSETS:
Investments at fair value (1)	$881,261	$3,075,286	$475,570	$169,087	$8,475,314	$2,172,659	$2,035,202

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	860	10,456	11	4	180	59	46
Due from the company	-	-	-	-	-	-	-
Total receivables	860	10,456	11	4	180	59	46

Total assets	882,121	3,085,743	475,582	169,091	8,475,495	2,172,718	2,035,248

LIABILITIES:
Due to the contracts	860	10,456	11	4	180	59	46
Due to the company	-	-	-	-	310	-	-
Total liabilities	860	10,456	11	4	490	59	46

NET ASSETS	$881,261	$3,075,286	$475,570	$169,087	$8,475,004	$2,172,659	$2,035,202

Fair value per share (NAV)	$7.58	$8.75	$12.22	$10.80	$25.61	$17.30	$11.38
Shares outstanding in the Separate Account	116,261	351,461	38,917	15,656	330,938	125,587	178,840

(1) Investments in mutual fund shares, at cost	$989,475	$3,368,924	$528,163	$206,551	$8,092,291	$2,070,634	$2,298,879

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Securefoundation® Balanced Fund	Empower Short Duration Bond Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund	Empower T. Rowe Price Mid Cap Growth Fund	Empower U.S. Government Securities Fund	Federated Hermes High Income Bond Fund II

ASSETS:
Investments at fair value (1)	$13,927,923	$1,239,624	$52,151	$311,066	$983,625	$506,959	$113,060

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	47,022	21	2	9	25	6	3
Due from the company	-	-	-	-	-	-	-
Total receivables	47,022	21	2	9	25	6	3

Total assets	13,974,945	1,239,645	52,153	311,075	983,650	506,964	113,063

LIABILITIES:
Due to the contracts	47,022	21	2	9	25	6	3
Due to the company	-	-	-	-	-	-	-
Total liabilities	47,022	21	2	9	25	6	3

NET ASSETS	$13,927,923	$1,239,624	$52,151	$311,066	$983,625	$506,959	$113,060

Fair value per share (NAV)	$9.83	$9.97	$8.90	$31.17	$30.63	$10.71	$5.31
Shares outstanding in the Separate Account	1,416,879	124,335	5,860	9,980	32,113	47,335	21,292

(1) Investments in mutual fund shares, at cost	$16,686,814	$1,295,285	$68,634	$258,097	$891,094	$568,626	$129,127

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP Asset Manager Portfolio	Fidelity VIP Balanced Portfolio	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio	Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio

ASSETS:
Investments at fair value (1)	$156,804	$2,664,801	$9,336	$28,852	$17,929	$22,192	$17,988

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	5	141,225	-	1	1	1	1
Due from the company	-	-	-	-	-	-	-
Total receivables	5	141,225	-	1	1	1	1

Total assets	156,810	2,806,026	9,336	28,853	17,929	22,193	17,989

LIABILITIES:
Due to the contracts	5	141,225	-	1	1	1	1
Due to the company	-	-	-	-	-	-	-
Total liabilities	5	141,225	-	1	1	1	1

NET ASSETS	$156,804	$2,664,801	$9,336	$28,852	$17,929	$22,192	$17,988

Fair value per share (NAV)	$14.32	$18.74	$37.88	$1.00	$41.03	$71.51	$4.41
Shares outstanding in the Separate Account	10,950	142,199	246	28,852	437	310	4,079

(1) Investments in mutual fund shares, at cost	$163,080	$2,633,558	$7,774	$28,852	$16,145	$19,851	$22,540

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP Index 500 Portfolio	Fidelity VIP International Capital Appreciation Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Overseas Portfolio	First Trust/Dow Jones Dividend & Income Allocation Portfolio	Franklin Income VIP Fund	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio

ASSETS:
Investments at fair value (1)	$151,635	$175,803	$11,801	$3,792	$52,312	$660,461	$52,334

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	6	5	-	-	2	22	1
Due from the company	-	-	-	-	-	-	-
Total receivables	6	5	-	-	2	22	1

Total assets	151,640	175,808	11,801	3,792	52,314	660,483	52,335

LIABILITIES:
Due to the contracts	6	5	-	-	2	22	1
Due to the company	-	-	-	-	-	-	-
Total liabilities	6	5	-	-	2	22	1

NET ASSETS	$151,635	$175,803	$11,801	$3,792	$52,312	$660,461	$52,334

Fair value per share (NAV)	$374.90	$16.49	$10.80	$21.70	$12.47	$15.16	$8.77
Shares outstanding in the Separate Account	404	10,661	1,093	175	4,195	43,566	5,967

(1) Investments in mutual fund shares, at cost	$64,895	$191,487	$13,859	$5,016	$55,540	$704,897	$54,862

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Goldman Sachs VIT Us Equity Insights Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Core Plus Bond Fund Series II	Invesco V.I. Global Real Estate Fund	Invesco V.I. Growth & Income Fund	Invesco V.I. International Growth Fund

ASSETS:
Investments at fair value (1)	$16,700	$81,717	$440,972	$16,539	$36,015	$729,821	$177,640

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	1	3	11	-	1	11	2
Due from the company	-	-	-	-	-	-	-
Total receivables	1	3	11	-	1	11	2

Total assets	16,700	81,720	440,984	16,539	36,016	729,831	177,642

LIABILITIES:
Due to the contracts	1	3	11	-	1	11	2
Due to the company	-	-	-	-	-	-	-
Total liabilities	1	3	11	-	1	11	2

NET ASSETS	$16,700	$81,717	$440,972	$16,539	$36,015	$729,821	$177,640

Fair value per share (NAV)	$16.02	$1.78	$22.56	$5.50	$12.72	$19.77	$28.42
Shares outstanding in the Separate Account	1,042	45,908	19,547	3,007	2,831	36,916	6,251

(1) Investments in mutual fund shares, at cost	$19,275	$102,024	$456,200	$17,521	$45,117	$764,017	$213,313

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. Small Cap Equity Fund	Ivy VIP Energy	Janus Henderson VIT Balanced Portfolio Service Shares	Janus Henderson VIT EnterprISe Portfolio Service Shares	Janus Henderson VIT Flexible Bond Portfolio Service Shares	Janus Henderson VIT Overseas Portfolio	JP Morgan Insurance Trust Income Builder Portfolio

ASSETS:
Investments at fair value (1)	$12,499	$10,473	$1,226,397	$787,777	$459,966	$5,443	$2,800

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	-	-	137,523	22	15	-	-
Due from the company	-	-	-	-	-	-	-
Total receivables	-	-	137,523	22	15	-	-

Total assets	12,499	10,473	1,363,920	787,799	459,981	5,443	2,800

LIABILITIES:
Due to the contracts	-	-	137,523	22	15	-	-
Due to the company	-	-	258	-	-	-	-
Total liabilities	-	-	137,781	22	15	-	-

NET ASSETS	$12,499	$10,473	$1,226,139	$787,777	$459,966	$5,443	$2,800

Fair value per share (NAV)	$13.63	$5.07	$42.47	$62.78	$10.99	$38.52	$9.71
Shares outstanding in the Separate Account	917	2,066	28,877	12,548	41,853	141	288

(1) Investments in mutual fund shares, at cost	$15,516	$5,585	$1,134,094	$931,397	$575,495	$5,337	$3,188

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	JP Morgan Insurance Trust Small Cap Core Portfolio	Lord Abbett Series Developing Growth Portfolio	MFS VIT II International Growth Portfolio	MFS VIT II Technology Portfolio	MFS VIT III Blended Research Core Equity Portfolio	MFS VIT III Blended Research Small Cap Equity Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio

ASSETS:
Investments at fair value (1)	$37,166	$23,187	$8,096	$1,070,358	$86,695	$49,734	$174,040

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	1	-	-	117,312	2	2	6
Due from the company	-	-	-	-	-	-	-
Total receivables	1	-	-	117,312	2	2	6

Total assets	37,168	23,187	8,096	1,187,671	86,697	49,736	174,045

LIABILITIES:
Due to the contracts	1	-	-	117,312	2	2	6
Due to the company	-	-	-	-	-	-	-
Total liabilities	1	-	-	117,312	2	2	6

NET ASSETS	$37,166	$23,187	$8,096	$1,070,358	$86,695	$49,734	$174,040

Fair value per share (NAV)	$17.72	$22.15	$13.15	$18.21	$46.82	$8.34	$26.91
Shares outstanding in the Separate Account	2,097	1,047	616	58,779	1,852	5,963	6,467

(1) Investments in mutual fund shares, at cost	$35,031	$30,324	$10,073	$1,319,290	$96,112	$64,389	$173,284

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	NVIT Emerging Markets Fund	Pimco VIT Commodity Real Return Strategy Portfolio	Pimco VIT Long Term Us Government Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio	Pimco VIT Short Term Portfolio	Pimco VIT Total Return Portfolio

ASSETS:
Investments at fair value (1)	$4,301	$135,880	$5,993	$253,162	$41,985	$75,460	$503,067

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	-	4	-	4	1	1	9
Due from the company	-	-	-	-	-	-	-
Total receivables	-	4	-	4	1	1	9

Total assets	4,301	135,884	5,993	253,166	41,986	75,461	503,076

LIABILITIES:
Due to the contracts	-	4	-	4	1	1	9
Due to the company	-	-	-	-	-	-	-
Total liabilities	-	4	-	4	1	1	9

NET ASSETS	$4,301	$135,880	$5,993	$253,162	$41,985	$75,460	$503,067

Fair value per share (NAV)	$10.10	$7.01	$7.83	$9.48	$11.50	$10.10	$8.98
Shares outstanding in the Separate Account	426	19,384	765	26,705	3,651	7,471	56,021

(1) Investments in mutual fund shares, at cost	$4,350	$140,616	$8,292	$280,492	$50,730	$77,377	$616,308

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT Income Fund	Putnam VT International Equity Fund	Putnam VT International Value Fund	Putnam VT Large Cap Value Fund

ASSETS:
Investments at fair value (1)	$88,910	$9,487	$724,198	$9,526	$16,051	$7,826	$44,374

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	3	-	199,792	-	-	-	1
Due from the company	-	-	-	-	-	-	-
Total receivables	3	-	199,792	-	-	-	1

Total assets	88,913	9,487	923,990	9,526	16,051	7,826	44,375

LIABILITIES:
Due to the contracts	3	-	199,792	-	-	-	1
Due to the company	-	-	-	-	-	-	-
Total liabilities	3	-	199,792	-	-	-	1

NET ASSETS	$88,910	$9,487	$724,198	$9,526	$16,051	$7,826	$44,374

Fair value per share (NAV)	$15.44	$12.04	$9.47	$8.39	$12.89	$10.06	$27.07
Shares outstanding in the Separate Account	5,758	788	76,473	1,135	1,245	778	1,639

(1) Investments in mutual fund shares, at cost	$92,381	$13,878	$848,564	$12,171	$18,491	$8,708	$39,452

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Putnam VT Mortgage Securities Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Research Fund	Putnam VT Small Cap Growth Fund	Putnam VT Small Cap Value Fund	T. Rowe Price Blue Chip Growth Portfolio Class II	T. Rowe Price Health Sciences Portfolio Class II

ASSETS:
Investments at fair value (1)	$69,549	$33,997	$5,763	$23,996	$117,908	$3,229,724	$866,885

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	2	1	-	1	3	74	26
Due from the company	-	-	-	-	-	-	-
Total receivables	2	1	-	1	3	74	26

Total assets	69,551	33,999	5,763	23,997	117,912	3,229,798	866,911

LIABILITIES:
Due to the contracts	2	1	-	1	3	74	26
Due to the company	-	-	-	-	-	-	-
Total liabilities	2	1	-	1	3	74	26

NET ASSETS	$69,549	$33,997	$5,763	$23,996	$117,908	$3,229,724	$866,885

Fair value per share (NAV)	$7.14	$16.36	$27.15	$14.13	$10.60	$29.23	$52.52
Shares outstanding in the Separate Account	9,741	2,078	212	1,698	11,123	110,493	16,506

(1) Investments in mutual fund shares, at cost	$89,418	$38,458	$5,377	$29,493	$145,016	$4,263,024	$816,949

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

SUBACCOUNTS

Van Eck VIP Global Hard Assets Fund

ASSETS:
Investments at fair value (1)	$111,477

Receivable dividends and other	-
Due from the fund manager	3
Due from the company	-
Total receivables	3

Total assets	111,480

LIABILITIES:
Due to the contracts	3
Due to the company	-
Total liabilities	3

NET ASSETS	$111,477

Fair value per share (NAV)	$27.16
Shares outstanding in the Separate Account	4,104

(1) Investments in mutual fund shares, at cost	$82,943

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio	Alger Mid Cap Growth Portfolio	Alger Small Cap Growth Portfolio	Alps Alerian Energy Infrastructure Portfolio	Alps Red Rocks Listed Private Equity Portfolio	American Century Investments VP Inflation Protection Fund

INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$5,264	$18,875	$7,518

EXPENSES:
Mortality and expense risk and administrative	2,211	2,224	411	1,075	1,757	1,830	1,440
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	2,211	2,224	411	1,075	1,757	1,830	1,440

NET INVESTMENT INCOME (LOSS)	(2,211)	(2,224)	(411)	(1,075)	3,507	17,045	6,078

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	32,137	912	(11,978)	(10,253)	10,399	1,336	(170)
Capital gain distributions	10,354	7,261	253	6,215	-	13,965	794

Net realized gain (loss) on investments	42,492	8,173	(11,725)	(4,038)	10,399	15,301	623

Change in net unrealized appreciation (depreciation) on investments	(121,163)	(92,559)	(7,905)	(46,351)	16,265	(95,165)	(29,374)

Net realized and unrealized gain (loss) on investments	(78,672)	(84,386)	(19,630)	(50,390)	26,664	(79,864)	(28,751)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(80,883)	$(86,610)	$(20,041)	$(51,464)	$30,171	$(62,818)	$(22,673)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Century Investments VP Mid Cap Value Fund	American Century Investments VP Value Fund	American Funds IS Blue Chip Income and Growth Fund	American Funds IS Global Growth and Income Fund	American Funds IS Growth Fund	American Funds IS Growth- Income Fund	American Funds IS International Fund

INVESTMENT INCOME:
Dividend income	$9,534	$6,474	$3,214	$18,415	$1,365	$7,935	$9,223

EXPENSES:
Mortality and expense risk and administrative	5,066	3,902	1,942	10,081	15,361	8,060	5,700
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	5,066	3,902	1,942	10,081	15,361	8,060	5,700

NET INVESTMENT INCOME (LOSS)	4,468	2,572	1,272	8,334	(13,996)	(126)	3,522

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	9,712	14,590	7,613	(976)	13,295	1,082	(736)
Capital gain distributions	69,195	31,461	31,165	191,587	192,568	67,297	84,437

Net realized gain (loss) on investments	78,907	46,051	38,777	190,611	205,863	68,379	83,702

Change in net unrealized appreciation (depreciation) on investments	(94,124)	(50,888)	(58,411)	(385,808)	(716,572)	(200,900)	(245,947)

Net realized and unrealized gain (loss) on investments	(15,216)	(4,837)	(19,633)	(195,196)	(510,709)	(132,521)	(162,246)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,749)	$(2,266)	$(18,362)	$(186,862)	$(524,705)	$(132,647)	$(158,723)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Funds IS New World Fund	Blackrock 60/40 Target Allocation ETF VI Fund	Blackrock Global Allocation VI Fund	Blackrock High Yield VI Fund	BNY Mellon IP Technology Growth Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon VIF Growth and Income Portfolio

INVESTMENT INCOME:
Dividend income	$5,001	$3,302	$-	$37,581	$-	$52	$656

EXPENSES:
Mortality and expense risk and administrative	5,358	443	10,935	5,579	500	140	1,156
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	5,358	443	10,935	5,579	500	140	1,156

NET INVESTMENT INCOME (LOSS)	(357)	2,859	(10,935)	32,002	(500)	(88)	(500)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	21	(74)	(3,265)	(3,198)	70	45	831
Capital gain distributions	41,953	57	15,729	-	6,929	711	16,649

Net realized gain (loss) on investments	41,974	(17)	12,464	(3,198)	7,000	756	17,480

Change in net unrealized appreciation (depreciation) on investments	(171,849)	(33,280)	(200,019)	(123,574)	(51,479)	(3,555)	(32,365)

Net realized and unrealized gain (loss) on investments	(129,874)	(33,297)	(187,555)	(126,772)	(44,479)	(2,800)	(14,885)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(130,231)	$(30,439)	$(198,490)	$(94,770)	$(44,979)	$(2,887)	$(15,385)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Clearbridge Variable Large Cap Growth Portfolio	Clearbridge Variable Mid Cap Portfolio	Clearbridge Variable Small Cap Growth Portfolio	Columbia Variable Portfolio - Seligman Global Technology Fund	Columbia Variable Portfolio - Strategic Income Fund	Delaware VIP Emerging Markets Series	Delaware VIP International Series

INVESTMENT INCOME:
Dividend income	$-	$90	$-	$-	$854	$5,635	$413

EXPENSES:
Mortality and expense risk and administrative	5,552	1,142	6,606	9,174	375	1,333	301
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	5,552	1,142	6,606	9,174	375	1,333	301

NET INVESTMENT INCOME (LOSS)	(5,552)	(1,052)	(6,606)	(9,174)	478	4,302	112

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,451	165	(27,975)	57,143	(38)	(30,219)	(4,832)
Capital gain distributions	32,414	5,852	13,748	153,858	1,312	-	2,907

Net realized gain (loss) on investments	33,865	6,017	(14,227)	211,001	1,274	(30,219)	(1,925)

Change in net unrealized appreciation (depreciation) on investments	(234,230)	(36,286)	(247,928)	(502,624)	(6,070)	(28,706)	(7,458)

Net realized and unrealized gain (loss) on investments	(200,365)	(30,269)	(262,155)	(291,623)	(4,795)	(58,925)	(9,384)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(205,917)	$(31,321)	$(268,761)	$(300,797)	$(4,317)	$(54,623)	$(9,272)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Delaware VIP REIT Series	Delaware VIP Small Cap Value Series	Dimensional VA Equity Allocation Portfolio	Dimensional VA Global Moderate Allocation Portfolio	Dimensional VA International Value Portfolio	Dimensional VA International Small Portfolio	Dimensional VA US Large Value Portfolio

INVESTMENT INCOME:
Dividend income	$1,311	$1,215	$364	$2,317	$874	$474	$2,841

EXPENSES:
Mortality and expense risk and administrative	545	2,293	111	887	126	100	724
Investment advisory expenses	-	-	-	-	121	119	850
Total expenses	545	2,293	111	887	246	219	1,573

NET INVESTMENT INCOME (LOSS)	766	(1,078)	253	1,430	627	255	1,268

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,909	4,200	253	828	5	(22)	3,526
Capital gain distributions	-	16,193	534	2,261	243	323	1,536

Net realized gain (loss) on investments	1,909	20,394	786	3,089	248	300	5,061

Change in net unrealized appreciation (depreciation) on investments	(17,845)	(47,162)	(4,274)	(25,226)	(2,057)	(4,532)	(15,758)

Net realized and unrealized gain (loss) on investments	(15,936)	(26,769)	(3,488)	(22,137)	(1,809)	(4,232)	(10,696)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,169)	$(27,847)	$(3,235)	$(20,707)	$(1,182)	$(3,977)	$(9,428)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP	Eaton Vance VT Floating- Rate Income Fund	Empower Aggressive Profile Fund	Empower Ariel Mid Cap Value Fund	Empower Bond Index Fund	Empower Conservative Profile Fund

INVESTMENT INCOME:
Dividend income	$97	$-	$11,299	$749	$550	$5,833	$10,395

EXPENSES:
Mortality and expense risk and administrative	113	1,361	2,168	590	133	3,977	3,920
Investment advisory expenses	-	-	-	-	-	1,472	-
Total expenses	113	1,361	2,168	590	133	5,449	3,920

NET INVESTMENT INCOME (LOSS)	(16)	(1,361)	9,131	159	417	384	6,475

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	26	218	(471)	(147)	264	(2,870)	(689)
Capital gain distributions	573	18,385	-	5,408	2,437	430	24,027

Net realized gain (loss) on investments	599	18,603	(471)	5,260	2,700	(2,440)	23,338

Change in net unrealized appreciation (depreciation) on investments	(1,022)	(63,782)	(17,925)	(14,798)	(4,947)	(80,449)	(76,104)

Net realized and unrealized gain (loss) on investments	(423)	(45,180)	(18,395)	(9,537)	(2,247)	(82,889)	(52,766)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(439)	$(46,541)	$(9,264)	$(9,379)	$(1,831)	$(82,504)	$(46,291)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Conservative Profile Fund Class L	Empower Core Bond Fund	Empower Emerging Markets Equity Fund	Empower Global Bond Fund	Empower Government Money Market Fund	Empower High Yield Bond Fund	Empower Inflation- Protected Securities Fund

INVESTMENT INCOME:
Dividend income	$7,763	$2,812	$564	$2,217	$24,400	$10,024	$1,369

EXPENSES:
Mortality and expense risk and administrative	7,890	1,173	160	2,948	16,199	3,745	145
Investment advisory expenses	318	-	110	441	265	-	145
Total expenses	8,209	1,173	269	3,389	16,464	3,745	290

NET INVESTMENT INCOME (LOSS)	(445)	1,639	295	(1,172)	7,936	6,279	1,079

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,285)	(293)	(23)	(877)	13	206	53
Capital gain distributions	23,643	-	90	1,425	-	-	699

Net realized gain (loss) on investments	21,358	(293)	67	548	13	206	752

Change in net unrealized appreciation (depreciation) on investments	(108,963)	(42,927)	(11,984)	(52,194)	(12)	(52,080)	(4,752)

Net realized and unrealized gain (loss) on investments	(87,605)	(43,220)	(11,917)	(51,646)	1	(51,874)	(4,000)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(88,051)	$(41,581)	$(11,622)	$(52,818)	$7,937	$(45,595)	$(2,921)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower International Growth Fund	Empower International Index Fund	Empower International Value Fund	Empower Large Cap Growth Fund	Empower Large Cap Value Fund	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund

INVESTMENT INCOME:
Dividend income	$-	$13,517	$3,453	$1,568	$280	$-	$6,134

EXPENSES:
Mortality and expense risk and administrative	1,163	5,386	2,778	5,121	6,657	104	3,601
Investment advisory expenses	272	1,968	-	-	-	-	-
Total expenses	1,434	7,354	2,778	5,121	6,657	104	3,601

NET INVESTMENT INCOME (LOSS)	(1,434)	6,163	676	(3,553)	(6,376)	(104)	2,534

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(869)	516	27	(7,709)	24,335	(10,402)	(264)
Capital gain distributions	1,570	-	4,927	33,631	15,345	-	17,109

Net realized gain (loss) on investments	701	516	4,954	25,922	39,679	(10,402)	16,844

Change in net unrealized appreciation (depreciation) on investments	(51,335)	(152,542)	(63,114)	(155,719)	(61,365)	-	(66,356)

Net realized and unrealized gain (loss) on investments	(50,634)	(152,026)	(58,161)	(129,798)	(21,686)	(10,402)	(49,512)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(52,068)	$(145,862)	$(57,485)	$(133,351)	$(28,062)	$(10,506)	$(46,978)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund	Empower Mid Cap Value Fund	Empower Moderate Profile Fund	Empower Moderate Profile Fund Class L

INVESTMENT INCOME:
Dividend income	$10,086	$7,971	$9,948	$128	$1,281	$99,990	$225,698

EXPENSES:
Mortality and expense risk and administrative	7,213	5,179	5,807	99	2,725	52,813	144,199
Investment advisory expenses	-	-	-	-	-	-	4,412
Total expenses	7,213	5,179	5,807	99	2,725	52,813	148,611

NET INVESTMENT INCOME (LOSS)	2,874	2,791	4,141	29	(1,444)	47,178	77,087

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(532)	(532)	(132)	29	(133)	(134,604)	1,429
Capital gain distributions	32,390	27,710	41,612	597	3,749	278,174	490,129

Net realized gain (loss) on investments	31,858	27,178	41,480	625	3,616	143,571	491,558

Change in net unrealized appreciation (depreciation) on investments	(135,508)	(106,823)	(172,427)	(2,382)	(34,440)	(887,742)	(2,447,031)

Net realized and unrealized gain (loss) on investments	(103,650)	(79,645)	(130,947)	(1,757)	(30,824)	(744,172)	(1,955,473)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(100,776)	$(76,853)	$(126,806)	$(1,727)	$(32,268)	$(696,994)	$(1,878,386)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Moderately Aggressive Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderately Conservative Profile Fund Class L	Empower Multi- Sector Bond Fund	Empower Real Estate Index Fund	Empower S&P 500® Index Fund	Empower S&P Mid Cap 400® Index Fund

INVESTMENT INCOME:
Dividend income	$15,915	$15,746	$38,172	$11,833	$3,242	$34,284	$10,032

EXPENSES:
Mortality and expense risk and administrative	6,051	8,134	19,837	4,499	1,779	76,307	23,223
Investment advisory expenses	-	4,385	9,426	-	-	6,636	894
Total expenses	6,051	12,519	29,263	4,499	1,779	82,943	24,117

NET INVESTMENT INCOME (LOSS)	9,863	3,226	8,909	7,334	1,463	(48,659)	(14,085)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,040)	(16,796)	(2,257)	(1,683)	282	445,686	26,421
Capital gain distributions	75,808	47,707	147,091	608	4,387	72,566	82,698

Net realized gain (loss) on investments	74,768	30,911	144,834	(1,075)	4,668	518,252	109,119

Change in net unrealized appreciation (depreciation) on investments	(239,991)	(166,807)	(580,535)	(77,449)	(69,249)	(2,879,705)	(485,148)

Net realized and unrealized gain (loss) on investments	(165,223)	(135,896)	(435,702)	(78,524)	(64,581)	(2,361,453)	(376,029)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(155,359)	$(132,670)	$(426,793)	$(71,191)	$(63,118)	$(2,410,112)	$(390,114)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower S&P Small Cap 600® Index Fund	Empower Securefoundation® Balanced Fund	Empower Short Duration Bond Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund	Empower T. Rowe Price Mid Cap Growth Fund	Empower U.S. Government Securities Fund

INVESTMENT INCOME:
Dividend income	$10,527	$249,369	$18,653	$295	$184	$216	$7,439

EXPENSES:
Mortality and expense risk and administrative	18,634	172,893	7,731	712	4,027	9,174	2,225
Investment advisory expenses	1,139	2,628	-	-	-	-	-
Total expenses	19,773	175,520	7,731	712	4,027	9,174	2,225

NET INVESTMENT INCOME (LOSS)	(9,246)	73,848	10,922	(416)	(3,843)	(8,958)	5,214

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,239)	(267,910)	(120)	(6,212)	29,829	7,113	(183)
Capital gain distributions	117,974	793,450	-	1,806	8,842	25,195	-

Net realized gain (loss) on investments	116,735	525,541	(120)	(4,406)	38,671	32,308	(183)

Change in net unrealized appreciation (depreciation) on investments	(559,213)	(3,596,693)	(74,341)	(19,103)	(89,150)	(318,207)	(77,671)

Net realized and unrealized gain (loss) on investments	(442,478)	(3,071,153)	(74,461)	(23,509)	(50,479)	(285,899)	(77,854)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(451,724)	$(2,997,305)	$(63,539)	$(23,925)	$(54,322)	$(294,857)	$(72,640)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Federated Hermes High Income Bond Fund II	Fidelity VIP Asset Manager Portfolio	Fidelity VIP Balanced Portfolio	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio	Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP Growth Portfolio

INVESTMENT INCOME:
Dividend income	$6,326	$3,458	$32,383	$53	$415	$-	$152

EXPENSES:
Mortality and expense risk and administrative	1,169	2,108	13,271	143	410	338	346
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	1,169	2,108	13,271	143	410	338	346

NET INVESTMENT INCOME (LOSS)	5,157	1,350	19,113	(91)	5	(338)	(194)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	261	1,981	28,853	54	-	1,404	299
Capital gain distributions	-	10,972	191,567	493	-	4,706	1,836

Net realized gain (loss) on investments	261	12,953	220,419	548	-	6,109	2,135

Change in net unrealized appreciation (depreciation) on investments	(22,259)	(45,089)	(908,434)	(3,968)	-	(18,656)	(9,700)

Net realized and unrealized gain (loss) on investments	(21,997)	(32,136)	(688,015)	(3,421)	-	(12,547)	(7,565)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,841)	$(30,786)	$(668,902)	$(3,511)	$5	$(12,885)	$(7,759)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 Portfolio	Fidelity VIP International Capital Appreciation Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Overseas Portfolio	First Trust/Dow Jones Dividend & Income Allocation Portfolio	Franklin Income VIP Fund

INVESTMENT INCOME:
Dividend income	$981	$2,401	$170	$282	$43	$764	$32,979

EXPENSES:
Mortality and expense risk and administrative	410	2,304	2,158	173	351	641	8,372
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	410	2,304	2,158	173	351	641	8,372

NET INVESTMENT INCOME (LOSS)	571	97	(1,989)	109	(308)	123	24,607

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(6,436)	4,138	346	(17)	19,383	14	(420)
Capital gain distributions	-	1,275	15,503	646	744	6,677	13,485

Net realized gain (loss) on investments	(6,436)	5,413	15,848	629	20,127	6,692	13,065

Change in net unrealized appreciation (depreciation) on investments	891	(42,826)	(84,219)	(2,686)	(34,763)	(14,803)	(87,870)

Net realized and unrealized gain (loss) on investments	(5,545)	(37,414)	(68,371)	(2,057)	(14,636)	(8,111)	(74,805)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,974)	$(37,317)	$(70,359)	$(1,949)	$(14,944)	$(7,988)	$(50,198)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio	Goldman Sachs VIT Us Equity Insights Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Core Bond Fund	Invesco V.I. Core Plus Bond Fund Series II	Invesco V.I. Global Real Estate Fund

INVESTMENT INCOME:
Dividend income	$1,829	$107	$-	$1,314	$488	$98	$1,051

EXPENSES:
Mortality and expense risk and administrative	532	215	1,030	5,060	71	113	371
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	532	215	1,030	5,060	71	113	371

NET INVESTMENT INCOME (LOSS)	1,297	(108)	(1,030)	(3,746)	416	(16)	680

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	27	(5)	(24)	14,874	(2,355)	(4)	30
Capital gain distributions	-	94	15,377	61,566	-	11	-

Net realized gain (loss) on investments	27	89	15,354	76,440	(2,355)	7	30

Change in net unrealized appreciation (depreciation) on investments	(5,618)	(4,382)	(46,155)	(177,321)	(32)	(982)	(13,350)

Net realized and unrealized gain (loss) on investments	(5,591)	(4,293)	(30,801)	(100,882)	(2,387)	(976)	(13,320)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,294)	$(4,401)	$(31,831)	$(104,628)	$(1,971)	$(991)	$(12,640)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. Growth & Income Fund	Invesco V.I. International Growth Fund	Invesco V.I. Small Cap Equity Fund	Ivy VIP Energy	Janus Henderson VIT Balanced Portfolio Service Shares	Janus Henderson VIT EnterprISe Portfolio Service Shares	Janus Henderson VIT Flexible Bond Portfolio Service Shares

INVESTMENT INCOME:
Dividend income	$9,585	$2,630	$-	$317	$14,183	$664	$9,807

EXPENSES:
Mortality and expense risk and administrative	3,969	821	157	163	7,466	8,388	5,852
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	3,969	821	157	163	7,466	8,388	5,852

NET INVESTMENT INCOME (LOSS)	5,616	1,808	(157)	155	6,717	(7,724)	3,955

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,318	(124)	(5)	3,285	27,953	(400)	(2,592)
Capital gain distributions	70,265	20,572	2,621	-	43,670	145,347	8,337

Net realized gain (loss) on investments	73,583	20,448	2,617	3,285	71,623	144,946	5,744

Change in net unrealized appreciation (depreciation) on investments	(131,443)	(63,714)	(5,919)	2,036	(370,073)	(300,132)	(91,487)

Net realized and unrealized gain (loss) on investments	(57,860)	(43,266)	(3,302)	5,321	(298,449)	(155,185)	(85,742)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(52,245)	$(41,458)	$(3,459)	$5,475	$(291,732)	$(162,909)	$(81,788)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Janus Henderson VIT Overseas Portfolio	JP Morgan Insurance Trust Income Builder Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio	Lord Abbett Series Developing Growth Portfolio	MFS VIT II International Growth Portfolio	MFS VIT II Technology Portfolio	MFS VIT III Blended Research Core Equity Portfolio

INVESTMENT INCOME:
Dividend income	$96	$114	$34	$-	$32	$-	$795

EXPENSES:
Mortality and expense risk and administrative	340	37	475	65	98	14,919	794
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	340	37	475	65	98	14,919	794

NET INVESTMENT INCOME (LOSS)	(244)	77	(440)	(65)	(66)	(14,919)	1

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	8,418	(18)	155	-	(20)	2,935	241
Capital gain distributions	-	93	8,374	-	477	137,644	15,842

Net realized gain (loss) on investments	8,418	74	8,529	-	457	140,578	16,082

Change in net unrealized appreciation (depreciation) on investments	(12,315)	(626)	(17,762)	(13,059)	(1,955)	(850,012)	(33,786)

Net realized and unrealized gain (loss) on investments	(3,897)	(552)	(9,234)	(13,059)	(1,498)	(709,433)	(17,703)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,141)	$(476)	$(9,674)	$(13,124)	$(1,564)	$(724,353)	$(17,702)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	MFS VIT III Blended Research Small Cap Equity Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio	NVIT Emerging Markets Fund	Pimco VIT Commodity Real Return Strategy Portfolio	Pimco VIT Long Term Us Government Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio

INVESTMENT INCOME:
Dividend income	$291	$228	$8	$30,521	$169	$4,175	$3,581

EXPENSES:
Mortality and expense risk and administrative	688	2,220	66	1,693	106	1,399	688
Investment advisory expenses	-	-	-	-	-	1,173	-
Total expenses	688	2,220	66	1,693	106	2,572	688

NET INVESTMENT INCOME (LOSS)	(398)	(1,992)	(58)	28,829	63	1,602	2,894

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,254)	395	5	786	(700)	(1,540)	177
Capital gain distributions	13,638	17,411	-	-	-	-	-

Net realized gain (loss) on investments	12,384	17,806	5	786	(700)	(1,540)	177

Change in net unrealized appreciation (depreciation) on investments	(26,145)	(58,434)	(1,461)	(20,061)	(2,630)	(19,179)	(14,129)

Net realized and unrealized gain (loss) on investments	(13,761)	(40,628)	(1,456)	(19,275)	(3,330)	(20,720)	(13,952)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,159)	$(42,620)	$(1,514)	$9,553	$(3,266)	$(19,117)	$(11,058)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Pimco VIT Short Term Portfolio	Pimco VIT Total Return Portfolio	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT Income Fund	Putnam VT International Equity Fund

INVESTMENT INCOME:
Dividend income	$1,215	$14,676	$1,234	$183	$-	$563	$228

EXPENSES:
Mortality and expense risk and administrative	330	3,993	1,125	125	12,523	119	93
Investment advisory expenses	295	2,062	-	-	-	-	-
Total expenses	625	6,055	1,125	125	12,523	119	93

NET INVESTMENT INCOME (LOSS)	590	8,620	110	58	(12,523)	444	135

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(337)	(14,125)	54	(414)	9,386	(24)	(20)
Capital gain distributions	144	-	8,552	4,158	190,506	-	1,632

Net realized gain (loss) on investments	(193)	(14,125)	8,606	3,744	199,891	(24)	1,613

Change in net unrealized appreciation (depreciation) on investments	(1,398)	(97,952)	(26,962)	(6,186)	(625,692)	(2,077)	(4,410)

Net realized and unrealized gain (loss) on investments	(1,591)	(112,077)	(18,356)	(2,442)	(425,801)	(2,101)	(2,797)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,001)	$(103,457)	$(18,247)	$(2,383)	$(438,324)	$(1,657)	$(2,662)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Putnam VT International Value Fund	Putnam VT Large Cap Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Research Fund	Putnam VT Small Cap Growth Fund	Putnam VT Small Cap Value Fund

INVESTMENT INCOME:
Dividend income	$154	$984	$6,610	$357	$36	$-	$338

EXPENSES:
Mortality and expense risk and administrative	92	776	879	437	75	310	1,769
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	92	776	879	437	75	310	1,769

NET INVESTMENT INCOME (LOSS)	63	208	5,731	(80)	(39)	(310)	(1,431)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(12)	4,358	(191)	(5)	70	(26)	(11,193)
Capital gain distributions	269	5,698	-	9,457	452	5,064	27,723

Net realized gain (loss) on investments	257	10,057	(191)	9,452	522	5,038	16,530

Change in net unrealized appreciation (depreciation) on investments	(992)	(12,513)	(14,263)	(16,315)	(1,830)	(14,603)	(39,984)

Net realized and unrealized gain (loss) on investments	(735)	(2,456)	(14,454)	(6,863)	(1,308)	(9,565)	(23,455)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(673)	$(2,248)	$(8,723)	$(6,943)	$(1,347)	$(9,875)	$(24,885)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	T. Rowe Price Blue Chip Growth Portfolio Class II	T. Rowe Price Health Sciences Portfolio Class II	Van Eck VIP Global Hard Assets Fund

INVESTMENT INCOME:
Dividend income	$-	$-	$1,820

EXPENSES:
Mortality and expense risk and administrative	33,855	10,687	1,438
Investment advisory expenses	355	-	272
Total expenses	34,209	10,687	1,710

NET INVESTMENT INCOME (LOSS)	(34,209)	(10,687)	109

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	446	42,431	24,134
Capital gain distributions	181,651	14,635	-

Net realized gain (loss) on investments	182,097	57,066	24,134

Change in net unrealized appreciation (depreciation) on investments	(2,302,976)	(217,285)	(5,704)

Net realized and unrealized gain (loss) on investments	(2,120,879)	(160,219)	18,430

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,155,088)	$(170,907)	$18,539

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio	Alger Mid Cap Growth Portfolio	Alger Small Cap Growth Portfolio	Alps Alerian Energy Infrastructure Portfolio	Alps Red Rocks Listed Private Equity Portfolio	American Century Investments VP Inflation Protection Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,211)	$(2,224)	$(411)	$(1,075)	$3,507	$17,045	$6,078
Net realized gain (loss) on investments	42,492	8,173	(11,725)	(4,038)	10,399	15,301	623
Change in net unrealized appreciation (depreciation) on investments	(121,163)	(92,559)	(7,905)	(46,351)	16,265	(95,165)	(29,374)

Net increase (decrease) in net assets resulting from operations	(80,883)	(86,610)	(20,041)	(51,464)	30,171	(62,818)	(22,673)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	163	325
Contract maintenance charges	(5)	(9)	(11)	(6)	-	-	-
Payments for units redeemed	(93,067)	-	(88,147)	(152,781)	-	-	-
Net transfers (to) from the Company and Subaccounts	17	(4,281)	(298)	19	(74,721)	(11,124)	2,129
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(93,055)	(4,291)	(88,456)	(152,768)	(74,721)	(10,962)	2,454

Total increase (decrease) in net assets	(173,938)	(90,901)	(108,497)	(204,232)	(44,550)	(73,780)	(20,219)

NET ASSETS:
Beginning of period	289,191	220,144	115,534	237,947	162,048	211,750	162,268

End of period	$115,253	$129,243	$7,037	$33,715	$117,498	$137,970	$142,049

Units issued	-	-	-	-	-	43	259
Units redeemed	(389)	(22)	(594)	(853)	(5,315)	(868)	(44)

Net increase (decrease)	(389)	(22)	(594)	(853)	(5,315)	(825)	215

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Century Investments VP Mid Cap Value Fund	American Century Investments VP Value Fund	American Funds IS Blue Chip Income and Growth Fund	American Funds IS Global Growth and Income Fund	American Funds IS Growth Fund	American Funds IS Growth- Income Fund	American Funds IS International Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,468	$2,572	$1,272	$8,334	$(13,996)	$(126)	$3,522
Net realized gain (loss) on investments	78,907	46,051	38,777	190,611	205,863	68,379	83,702
Change in net unrealized appreciation (depreciation) on investments	(94,124)	(50,888)	(58,411)	(385,808)	(716,572)	(200,900)	(245,947)

Net increase (decrease) in net assets resulting from operations	(10,749)	(2,266)	(18,362)	(186,862)	(524,705)	(132,647)	(158,723)

CONTRACT TRANSACTIONS:
Proceeds from units sold	350	-	-	425	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	(3,512)	-	-	(925)	(729)	(629)	-
Net transfers (to) from the Company and Subaccounts	(125,156)	(89,548)	40,807	(3,024)	(56,850)	28,944	(7,387)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(128,318)	(89,548)	40,807	(3,523)	(57,579)	28,315	(7,387)

Total increase (decrease) in net assets	(139,066)	(91,814)	22,445	(190,386)	(582,284)	(104,331)	(166,110)

NET ASSETS:
Beginning of period	538,207	405,861	169,630	1,007,878	1,737,916	788,712	734,254

End of period	$399,140	$314,047	$192,075	$817,492	$1,155,632	$684,381	$568,144

Units issued	20	-	5,346	29	1,174	5,457	85
Units redeemed	(7,608)	(5,355)	(2,473)	(301)	(4,117)	(2,804)	(655)

Net increase (decrease)	(7,587)	(5,355)	2,873	(271)	(2,943)	2,654	(570)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Funds IS New World Fund	Blackrock 60/40 Target Allocation ETF VI Fund	Blackrock Global Allocation VI Fund	Blackrock High Yield VI Fund	BNY Mellon IP Technology Growth Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon VIF Growth and Income Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(357)	$2,859	$(10,935)	$32,002	$(500)	$(88)	$(500)
Net realized gain (loss) on investments	41,974	(17)	12,464	(3,198)	7,000	756	17,480
Change in net unrealized appreciation (depreciation) on investments	(171,849)	(33,280)	(200,019)	(123,574)	(51,479)	(3,555)	(32,365)

Net increase (decrease) in net assets resulting from operations	(130,231)	(30,439)	(198,490)	(94,770)	(44,979)	(2,887)	(15,385)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	325	-	-	-
Contract maintenance charges	-	-	-	-	-	(6)	-
Payments for units redeemed	-	-	-	(13,422)	-	-	-
Net transfers (to) from the Company and Subaccounts	(5,257)	-	(12,554)	(104,685)	6	2	(3,374)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(5,257)	-	(12,554)	(117,782)	6	(4)	(3,374)

Total increase (decrease) in net assets	(135,488)	(30,439)	(211,045)	(212,552)	(44,972)	(2,892)	(18,759)

NET ASSETS:
Beginning of period	562,103	199,631	1,172,298	900,664	95,828	12,054	95,907

End of period	$426,616	$169,193	$961,253	$688,112	$50,856	$9,162	$77,149

Units issued	81	-	98	209	-	-	-
Units redeemed	(475)	-	(1,111)	(9,660)	-	-	(35)

Net increase (decrease)	(394)	-	(1,013)	(9,451)	-	-	(35)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Clearbridge Variable Large Cap Growth Portfolio	Clearbridge Variable Mid Cap Portfolio	Clearbridge Variable Small Cap Growth Portfolio	Columbia Variable Portfolio - Seligman Global Technology Fund	Columbia Variable Portfolio - Strategic Income Fund	Delaware VIP Emerging Markets Series	Delaware VIP International Series

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,552)	$(1,052)	$(6,606)	$(9,174)	$478	$4,302	$112
Net realized gain (loss) on investments	33,865	6,017	(14,227)	211,001	1,274	(30,219)	(1,925)
Change in net unrealized appreciation (depreciation) on investments	(234,230)	(36,286)	(247,928)	(502,624)	(6,070)	(28,706)	(7,458)

Net increase (decrease) in net assets resulting from operations	(205,917)	(31,321)	(268,761)	(300,797)	(4,317)	(54,623)	(9,272)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	163	-
Contract maintenance charges	-	-	-	(117)	-	-	-
Payments for units redeemed	(1,344)	-	(4,894)	(164,918)	-	-	-
Net transfers (to) from the Company and Subaccounts	420	(511)	(56,070)	(149,696)	2	(53,608)	(10,153)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(923)	(511)	(60,965)	(314,731)	2	(53,445)	(10,153)

Total increase (decrease) in net assets	(206,840)	(31,832)	(329,726)	(615,528)	(4,315)	(108,069)	(19,425)

NET ASSETS:
Beginning of period	620,316	118,624	918,490	1,041,464	34,341	183,702	41,610

End of period	$413,476	$86,791	$588,764	$425,935	$30,026	$75,634	$22,185

Units issued	178	-	265	-	-	24	-
Units redeemed	(234)	(41)	(3,405)	(5,788)	-	(4,843)	(1,351)

Net increase (decrease)	(56)	(41)	(3,140)	(5,788)	-	(4,820)	(1,351)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Delaware VIP REIT Series	Delaware VIP Small Cap Value Series	Dimensional VA Equity Allocation Portfolio	Dimensional VA Global Moderate Allocation Portfolio	Dimensional VA International Value Portfolio	Dimensional VA International Small Portfolio	Dimensional VA US Large Value Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$766	$(1,078)	$253	$1,430	$627	$255	$1,268
Net realized gain (loss) on investments	1,909	20,394	786	3,089	248	300	5,061
Change in net unrealized appreciation (depreciation) on investments	(17,845)	(47,162)	(4,274)	(25,226)	(2,057)	(4,532)	(15,758)

Net increase (decrease) in net assets resulting from operations	(15,169)	(27,847)	(3,235)	(20,707)	(1,182)	(3,977)	(9,428)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	(1,648)	(3,297)	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(7,441)	(56,761)	(1,129)	(9,570)	(1,671)	697	(12,764)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(9,088)	(60,058)	(1,129)	(9,570)	(1,671)	697	(12,764)

Total increase (decrease) in net assets	(24,258)	(87,904)	(4,364)	(30,277)	(2,853)	(3,280)	(22,192)

NET ASSETS:
Beginning of period	64,430	261,479	23,939	183,832	25,084	21,449	145,728

End of period	$40,172	$173,575	$19,576	$153,555	$22,232	$18,169	$123,535

Units issued	-	2,317	-	-	-	69	-
Units redeemed	(642)	(5,824)	(66)	(707)	(168)	(11)	(1,039)

Net increase (decrease)	(642)	(3,507)	(66)	(707)	(168)	58	(1,039)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP	Eaton Vance VT Floating- Rate Income Fund	Empower Aggressive Profile Fund	Empower Ariel Mid Cap Value Fund	Empower Bond Index Fund	Empower Conservative Profile Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(16)	$(1,361)	$9,131	$159	$417	$384	$6,475
Net realized gain (loss) on investments	599	18,603	(471)	5,260	2,700	(2,440)	23,338
Change in net unrealized appreciation (depreciation) on investments	(1,022)	(63,782)	(17,925)	(14,798)	(4,947)	(80,449)	(76,104)

Net increase (decrease) in net assets resulting from operations	(439)	(46,541)	(9,264)	(9,379)	(1,831)	(82,504)	(46,291)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	-	-	(1,093)	-	-	-	-
Net transfers (to) from the Company and Subaccounts	-	8	115,165	(3,546)	(663)	(11,391)	281,870
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	827	-

Increase (decrease) in net assets resulting from Contract transactions	-	8	114,072	(3,546)	(663)	(10,564)	281,870

Total increase (decrease) in net assets	(439)	(46,533)	104,808	(12,924)	(2,494)	(93,069)	235,579

NET ASSETS:
Beginning of period	7,717	146,665	154,587	58,369	13,099	563,856	443,336

End of period	$7,278	$100,132	$259,395	$45,445	$10,606	$470,788	$678,915

Units issued	-	-	10,289	-	4	196	25,398
Units redeemed	-	-	(394)	(258)	(53)	(1,539)	(334)

Net increase (decrease)	-	-	9,895	(258)	(49)	(1,342)	25,065

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Conservative Profile Fund Class L	Empower Core Bond Fund	Empower Emerging Markets Equity Fund	Empower Global Bond Fund	Empower Government Money Market Fund	Empower High Yield Bond Fund	Empower Inflation- Protected Securities Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(445)	$1,639	$295	$(1,172)	$7,936	$6,279	$1,079
Net realized gain (loss) on investments	21,358	(293)	67	548	13	206	752
Change in net unrealized appreciation (depreciation) on investments	(108,963)	(42,927)	(11,984)	(52,194)	(12)	(52,080)	(4,752)

Net increase (decrease) in net assets resulting from operations	(88,051)	(41,581)	(11,622)	(52,818)	7,937	(45,595)	(2,921)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	325	5,488	-	163
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	-	-	-	-	(9,378)	(15,205)	-
Net transfers (to) from the Company and Subaccounts	(37,784)	975	2,346	10	(828,213)	(14,868)	(3,215)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(37,784)	975	2,346	335	(832,104)	(30,073)	(3,053)

Total increase (decrease) in net assets	(125,835)	(40,606)	(9,276)	(52,484)	(824,167)	(75,668)	(5,974)

NET ASSETS:
Beginning of period	788,379	274,949	50,354	338,420	2,658,686	370,532	31,250

End of period	$662,544	$234,343	$41,078	$285,936	$1,834,520	$294,864	$25,276

Units issued	-	222	251	208	661,596	525	15
Units redeemed	(3,529)	(135)	(11)	(225)	(746,058)	(2,939)	(300)

Net increase (decrease)	(3,529)	87	240	(16)	(84,462)	(2,414)	(286)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower International Growth Fund	Empower International Index Fund	Empower International Value Fund	Empower Large Cap Growth Fund	Empower Large Cap Value Fund	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,434)	$6,163	$676	$(3,553)	$(6,376)	$(104)	$2,534
Net realized gain (loss) on investments	701	516	4,954	25,922	39,679	(10,402)	16,844
Change in net unrealized appreciation (depreciation) on investments	(51,335)	(152,542)	(63,114)	(155,719)	(61,365)	-	(66,356)

Net increase (decrease) in net assets resulting from operations	(52,068)	(145,862)	(57,485)	(133,351)	(28,062)	(10,506)	(46,978)

CONTRACT TRANSACTIONS:
Proceeds from units sold	325	1,320	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	-	(6,436)	-	-	(6,559)	-	-
Net transfers (to) from the Company and Subaccounts	7,708	(29,476)	(11,759)	(23,018)	(93,762)	10,506	18
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	8,033	(34,592)	(11,759)	(23,018)	(100,321)	10,506	18

Total increase (decrease) in net assets	(44,035)	(180,454)	(69,244)	(156,368)	(128,383)	-	(46,960)

NET ASSETS:
Beginning of period	162,717	945,532	356,320	561,301	656,756	-	335,788

End of period	$118,682	$765,078	$287,076	$404,933	$528,373	$-	$288,828.45

Units issued	985	931	628	-	167	15,199	-
Units redeemed	(532)	(3,957)	(1,573)	(922)	(7,725)	(15,199)	-

Net increase (decrease)	453	(3,026)	(945)	(922)	(7,559)	0	-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund	Empower Mid Cap Value Fund	Empower Moderate Profile Fund	Empower Moderate Profile Fund Class L

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,874	$2,791	$4,141	$29	$(1,444)	$47,178	$77,087
Net realized gain (loss) on investments	31,858	27,178	41,480	625	3,616	143,571	491,558
Change in net unrealized appreciation (depreciation) on investments	(135,508)	(106,823)	(172,427)	(2,382)	(34,440)	(887,742)	(2,447,031)

Net increase (decrease) in net assets resulting from operations	(100,776)	(76,853)	(126,806)	(1,727)	(32,268)	(696,994)	(1,878,386)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	-	-	-	-	-	(115,122)	-
Net transfers (to) from the Company and Subaccounts	38	(1,288)	29	(2,597)	(41,686)	(1,104,018)	(536,648)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	38	(1,288)	29	(2,597)	(41,686)	(1,219,140)	(536,648)

Total increase (decrease) in net assets	(100,739)	(78,141)	(126,777)	(4,325)	(73,955)	(1,916,134)	(2,415,034)

NET ASSETS:
Beginning of period	678,262	491,682	776,035	11,510	273,704	5,681,240	14,342,841

End of period	$577,523	$413,541	$649,258	$7,185	$199,750	$3,765,106	$11,927,807

Units issued	-	-	-	-	-	-	-
Units redeemed	-	(94)	-	(160)	(2,652)	(95,580)	(43,967)

Net increase (decrease)	-	(94)	-	(160)	(2,652)	(95,580)	(43,967)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Moderately Aggressive Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderately Conservative Profile Fund Class L	Empower Multi- Sector Bond Fund	Empower Real Estate Index Fund	Empower S&P 500® Index Fund	Empower S&P Mid Cap 400® Index Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,863	$3,226	$8,909	$7,334	$1,463	$(48,659)	$(14,085)
Net realized gain (loss) on investments	74,768	30,911	144,834	(1,075)	4,668	518,252	109,119
Change in net unrealized appreciation (depreciation) on investments	(239,991)	(166,807)	(580,535)	(77,449)	(69,249)	(2,879,705)	(485,148)

Net increase (decrease) in net assets resulting from operations	(155,359)	(132,670)	(426,793)	(71,191)	(63,118)	(2,410,112)	(390,114)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	560	360	1,770	1,570
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	-	-	-	(20,278)	(656)	(51,335)	(16,951)
Net transfers (to) from the Company and Subaccounts	(3,176)	(139,178)	(140,380)	(31,677)	(8,541)	(3,414,639)	(160,993)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	1,761	-

Increase (decrease) in net assets resulting from Contract transactions	(3,176)	(139,178)	(140,380)	(51,395)	(8,837)	(3,462,443)	(176,374)

Total increase (decrease) in net assets	(158,536)	(271,848)	(567,172)	(122,586)	(71,955)	(5,872,555)	(566,488)

NET ASSETS:
Beginning of period	1,143,228	1,153,109	3,642,458	598,156	241,042	14,347,559	2,739,147

End of period	$984,692	$881,261	$3,075,286	$475,570	$169,087	$8,475,004	$2,172,659

Units issued	-	-	-	581	265	168,112	394
Units redeemed	(228)	(11,985)	(12,514)	(4,984)	(839)	(337,823)	(10,512)

Net increase (decrease)	(228)	(11,985)	(12,514)	(4,404)	(575)	(169,712)	(10,119)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower S&P Small Cap 600® Index Fund	Empower Securefoundation® Balanced Fund	Empower Short Duration Bond Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund	Empower T. Rowe Price Mid Cap Growth Fund	Empower U.S. Government Securities Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(9,246)	$73,848	$10,922	$(416)	$(3,843)	$(8,958)	$5,214
Net realized gain (loss) on investments	116,735	525,541	(120)	(4,406)	38,671	32,308	(183)
Change in net unrealized appreciation (depreciation) on investments	(559,213)	(3,596,693)	(74,341)	(19,103)	(89,150)	(318,207)	(77,671)

Net increase (decrease) in net assets resulting from operations	(451,724)	(2,997,305)	(63,539)	(23,925)	(54,322)	(294,857)	(72,640)

CONTRACT TRANSACTIONS:
Proceeds from units sold	2,020	-	-	-	163	560	-
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	(15,139)	-	-	-	-	(1,279)	-
Net transfers (to) from the Company and Subaccounts	(170,154)	(3,319,183)	(32,639)	(21,812)	(151,128)	5,417	(16,519)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(183,274)	(3,319,183)	(32,639)	(21,812)	(150,965)	4,698	(16,519)

Total increase (decrease) in net assets	(634,998)	(6,316,488)	(96,177)	(45,737)	(205,287)	(290,159)	(89,159)

NET ASSETS:
Beginning of period	2,670,199	20,244,411	1,335,801	97,889	516,353	1,273,784	596,118

End of period	$2,035,202	$13,927,923	$1,239,624	$52,151	$311,066	$983,625	$506,959

Units issued	476	84	144	-	11	2,100	-
Units redeemed	(10,850)	(238,963)	(3,048)	(1,073)	(10,025)	(1,223)	(1,502)

Net increase (decrease)	(10,374)	(238,879)	(2,905)	(1,073)	(10,013)	877	(1,502)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Federated Hermes High Income Bond Fund II	Fidelity VIP Asset Manager Portfolio	Fidelity VIP Balanced Portfolio	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio	Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,157	$1,350	$19,113	$(91)	$5	$(338)	$(194)
Net realized gain (loss) on investments	261	12,953	220,419	548	-	6,109	2,135
Change in net unrealized appreciation (depreciation) on investments	(22,259)	(45,089)	(908,434)	(3,968)	-	(18,656)	(9,700)

Net increase (decrease) in net assets resulting from operations	(16,841)	(30,786)	(668,902)	(3,511)	5	(12,885)	(7,759)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	-
Contract maintenance charges	-	(52)	-	(5)	(3)	-	(12)
Payments for units redeemed	(11,995)	-	(3,220)	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(1,150)	(13,342)	(290,249)	2	(939)	(2,855)	(543)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(13,144)	(13,394)	(293,470)	(3)	(942)	(2,855)	(555)

Total increase (decrease) in net assets	(29,985)	(44,180)	(962,372)	(3,514)	(938)	(15,740)	(8,314)

NET ASSETS:
Beginning of period	143,045	200,984	3,627,173	12,850	29,789	33,669	30,506

End of period	$113,060	$156,804	$2,664,801	$9,336	$28,852	$17,929	$22,192

Units issued	227	-	1,495	-	-	-	-
Units redeemed	(1,363)	(196)	(21,526)	-	(67)	(33)	(2)

Net increase (decrease)	(1,136)	(196)	(20,031)	-	(67)	(33)	(2)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 Portfolio	Fidelity VIP International Capital Appreciation Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Overseas Portfolio	First Trust/Dow Jones Dividend & Income Allocation Portfolio	Franklin Income VIP Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$571	$97	$(1,989)	$109	$(308)	$123	$24,607
Net realized gain (loss) on investments	(6,436)	5,413	15,848	629	20,127	6,692	13,065
Change in net unrealized appreciation (depreciation) on investments	891	(42,826)	(84,219)	(2,686)	(34,763)	(14,803)	(87,870)

Net increase (decrease) in net assets resulting from operations	(4,974)	(37,317)	(70,359)	(1,949)	(14,944)	(7,988)	(50,198)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	800	-	-	-	-
Contract maintenance charges	(19)	(18)	-	(6)	(2)	-	-
Payments for units redeemed	(42,141)	-	-	-	(85,599)	-	(7,969)
Net transfers (to) from the Company and Subaccounts	(373)	(4,327)	(12,479)	1	6	(13)	50,877
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(42,533)	(4,345)	(11,679)	(6)	(85,595)	(13)	42,908

Total increase (decrease) in net assets	(47,507)	(41,662)	(82,038)	(1,954)	(100,540)	(8,001)	(7,290)

NET ASSETS:
Beginning of period	65,495	193,296	257,841	13,755	104,332	60,313	667,751

End of period	$17,988	$151,635	$175,803	$11,801	$3,792	$52,312	$660,461

Units issued	-	-	60	-	-	-	7,380
Units redeemed	(666)	(8)	(958)	-	(1,670)	-	(4,513)

Net increase (decrease)	(666)	(8)	(898)	-	(1,670)	-	2,866

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio	Goldman Sachs VIT Us Equity Insights Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Core Bond Fund	Invesco V.I. Core Plus Bond Fund Series II	Invesco V.I. Global Real Estate Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,297	$(108)	$(1,030)	$(3,746)	$416	$(16)	$680
Net realized gain (loss) on investments	27	89	15,354	76,440	(2,355)	7	30
Change in net unrealized appreciation (depreciation) on investments	(5,618)	(4,382)	(46,155)	(177,321)	(32)	(982)	(13,350)

Net increase (decrease) in net assets resulting from operations	(4,294)	(4,401)	(31,831)	(104,628)	(1,971)	(991)	(12,640)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	-	-	-	(5,803)	-	-	-
Net transfers (to) from the Company and Subaccounts	(815)	4	8	(111,408)	(17,367)	17,530	(1,828)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(815)	4	8	(117,211)	(17,367)	17,530	(1,828)

Total increase (decrease) in net assets	(5,109)	(4,397)	(31,823)	(221,839)	(19,337)	16,539	(14,468)

NET ASSETS:
Beginning of period	57,443	21,097	113,540	662,812	19,337	-	50,483

End of period	$52,334	$16,700	$81,717	$440,972	$(0)	$16,539	$36,015

Units issued	-	-	-	-	-	1,753	-
Units redeemed	(83)	-	-	(7,221)	(1,724)	-	(149)

Net increase (decrease)	(83)	-	-	(7,221)	(1,724)	1,753	(149)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. Growth & Income Fund	Invesco V.I. International Growth Fund	Invesco V.I. Small Cap Equity Fund	Ivy VIP Energy	Janus Henderson VIT Balanced Portfolio Service Shares	Janus Henderson VIT EnterprISe Portfolio Service Shares	Janus Henderson VIT Flexible Bond Portfolio Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,616	$1,808	$(157)	$155	$6,717	$(7,724)	$3,955
Net realized gain (loss) on investments	73,583	20,448	2,617	3,285	71,623	144,946	5,744
Change in net unrealized appreciation (depreciation) on investments	(131,443)	(63,714)	(5,919)	2,036	(370,073)	(300,132)	(91,487)

Net increase (decrease) in net assets resulting from operations	(52,245)	(41,458)	(3,459)	5,475	(291,732)	(162,909)	(81,788)

CONTRACT TRANSACTIONS:
Proceeds from units sold	910	-	-	-	490	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	(5,245)	-	-	-	(14,807)	(5,279)	(474)
Net transfers (to) from the Company and Subaccounts	(37,274)	(611)	2	(6,670)	(191,621)	(4,349)	(9,177)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	1,425	-	-

Increase (decrease) in net assets resulting from Contract transactions	(41,609)	(611)	2	(6,670)	(204,513)	(9,628)	(9,651)

Total increase (decrease) in net assets	(93,854)	(42,069)	(3,458)	(1,194)	(496,245)	(172,537)	(91,439)

NET ASSETS:
Beginning of period	823,674	219,709	15,956	11,668	1,722,384	960,314	551,405

End of period	$729,821	$177,640	$12,499	$10,473	$1,226,139	$787,777	$459,966

Units issued	61	-	-	-	31	2	69
Units redeemed	(2,408)	(56)	-	(772)	(13,182)	(471)	(973)

Net increase (decrease)	(2,348)	(56)	-	(772)	(13,150)	(469)	(904)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Janus Henderson VIT Overseas Portfolio	JP Morgan Insurance Trust Income Builder Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio	Lord Abbett Series Developing Growth Portfolio	MFS VIT II International Growth Portfolio	MFS VIT II Technology Portfolio	MFS VIT III Blended Research Core Equity Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(244)	$77	$(440)	$(65)	$(66)	$(14,919)	$1
Net realized gain (loss) on investments	8,418	74	8,529	-	457	140,578	16,082
Change in net unrealized appreciation (depreciation) on investments	(12,315)	(626)	(17,762)	(13,059)	(1,955)	(850,012)	(33,786)

Net increase (decrease) in net assets resulting from operations	(4,141)	(476)	(9,674)	(13,124)	(1,564)	(724,353)	(17,702)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	770	-
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	(77,493)	-	-	-	-	(3,466)	-
Net transfers (to) from the Company and Subaccounts	5	(215)	(30)	2	-	(211,906)	(788)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(77,488)	(215)	(30)	2	-	(214,601)	(788)

Total increase (decrease) in net assets	(81,629)	(691)	(9,704)	(13,122)	(1,564)	(938,954)	(18,491)

NET ASSETS:
Beginning of period	87,072	3,491	46,870	36,309	9,660	2,009,312	105,185

End of period	$5,443	$2,800	$37,166	$23,187	$8,096	$1,070,358	$86,695

Units issued	-	-	34	-	-	369	51
Units redeemed	(2,756)	(22)	(42)	-	-	(10,243)	(90)

Net increase (decrease)	(2,756)	(22)	(8)	-	-	(9,874)	(39)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	MFS VIT III Blended Research Small Cap Equity Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio	NVIT Emerging Markets Fund	Pimco VIT Commodity Real Return Strategy Portfolio	Pimco VIT Long Term Us Government Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(398)	$(1,992)	$(58)	$28,829	$63	$1,602	$2,894
Net realized gain (loss) on investments	12,384	17,806	5	786	(700)	(1,540)	177
Change in net unrealized appreciation (depreciation) on investments	(26,145)	(58,434)	(1,461)	(20,061)	(2,630)	(19,179)	(14,129)

Net increase (decrease) in net assets resulting from operations	(14,159)	(42,620)	(1,514)	9,553	(3,266)	(19,117)	(11,058)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	325	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	-	(724)	-	(698)	-	-	-
Net transfers (to) from the Company and Subaccounts	(12,766)	10	-	(1,853)	(2,708)	(16,801)	(100,550)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(12,766)	(714)	-	(2,225)	(2,708)	(16,801)	(100,550)

Total increase (decrease) in net assets	(26,925)	(43,335)	(1,514)	7,328	(5,975)	(35,918)	(111,608)

NET ASSETS:
Beginning of period	76,659	217,374	5,814	128,551	11,968	289,080	153,593

End of period	$49,734	$174,040	$4,300	$135,879.50	$5,993	$253,162	$41,985

Units issued	-	-	-	24	17	3	-
Units redeemed	(903)	(43)	-	(255)	(308)	(1,734)	(8,655)

Net increase (decrease)	(903)	(43)	-	(231)	(291)	(1,730)	(8,655)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Pimco VIT Short Term Portfolio	Pimco VIT Total Return Portfolio	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT Income Fund	Putnam VT International Equity Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$590	$8,620	$110	$58	$(12,523)	$444	$135
Net realized gain (loss) on investments	(193)	(14,125)	8,606	3,744	199,891	(24)	1,613
Change in net unrealized appreciation (depreciation) on investments	(1,398)	(97,952)	(26,962)	(6,186)	(625,692)	(2,077)	(4,410)

Net increase (decrease) in net assets resulting from operations	(1,001)	(103,457)	(18,247)	(2,383)	(438,324)	(1,657)	(2,662)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(14,419)	(115,257)	6	(596)	(287,942)	3	1,382
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(14,419)	(115,257)	6	(596)	(287,942)	3	1,382

Total increase (decrease) in net assets	(15,419)	(218,714)	(18,241)	(2,980)	(726,266)	(1,654)	(1,280)

NET ASSETS:
Beginning of period	90,879	721,781	107,151	12,466	1,450,464	11,180	17,331

End of period	$75,460	$503,067	$88,910	$9,487	$724,198	$9,526	$16,051

Units issued	-	258	-	-	75	-	104
Units redeemed	(1,395)	(11,440)	-	(48)	(13,503)	-	-

Net increase (decrease)	(1,395)	(11,182)	-	(48)	(13,428)	-	104

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Putnam VT International Value Fund	Putnam VT Large Cap Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Multi- Cap Core Fund	Putnam VT Research Fund	Putnam VT Small Cap Growth Fund	Putnam VT Small Cap Value Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	63	$208	$5,731	$(80)	$(39)	$(310)	$(1,431)
Net realized gain (loss) on investments	257	10,057	(191)	9,452	522	5,038	16,530
Change in net unrealized appreciation (depreciation) on investments	(992)	(12,513)	(14,263)	(16,315)	(1,830)	(14,603)	(39,984)

Net increase (decrease) in net assets resulting from operations	(673)	(2,248)	(8,723)	(6,943)	(1,347)	(9,875)	(24,885)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	-	-	-	(714)	-	-	-
Net transfers (to) from the Company and Subaccounts	0	(23,913)	5	6	(391)	2	(81,456)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	0	(23,913)	5	(708)	(391)	2	(81,456)

Total increase (decrease) in net assets	(672)	(26,161)	(8,718)	(7,652)	(1,739)	(9,874)	(106,341)

NET ASSETS:
Beginning of period	(0)	70,535	78,266	41,649	7,502	33,870	224,250

End of period	$(673)	$44,374	$69,549	$33,997	$5,763	$23,996	$117,908

Units issued	-	-	-	-	-	-	-
Units redeemed	-	(1,399)	-	(36)	(20)	-	(5,161)

Net increase (decrease)	-	(1,399)	-	(36)	(20)	-	(5,161)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	T. Rowe Price Blue Chip Growth Portfolio Class II	T. Rowe Price Health Sciences Portfolio Class II	Van Eck VIP Global Hard Assets Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(34,209)	$(10,687)	$109
Net realized gain (loss) on investments	182,097	57,066	24,134
Change in net unrealized appreciation (depreciation) on investments	(2,302,976)	(217,285)	(5,704)

Net increase (decrease) in net assets resulting from operations	(2,155,088)	(170,907)	18,539

CONTRACT TRANSACTIONS:
Proceeds from units sold	1,120	1,300	163
Contract maintenance charges	-	-	-
Payments for units redeemed	(143)	(16,289)	-
Net transfers (to) from the Company and Subaccounts	(156,086)	(181,909)	(75,708)
Adjustments to net assets allocated to contracts in payout phase	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(155,109)	(196,899)	(75,546)

Total increase (decrease) in net assets	(2,310,197)	(367,805)	(57,007)

NET ASSETS:
Beginning of period	5,539,921	1,234,690	168,484

End of period	$3,229,724	$866,885	$111,477

Units issued	389	2,112	15
Units redeemed	(9,007)	(11,118)	(6,153)

Net increase (decrease)	(8,618)	(9,006)	(6,139)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio	Alger Mid Cap Growth Portfolio	Alger Small Cap Growth Portfolio	Alps Alerian Energy Infrastructure Portfolio	Alps Red Rocks Listed Private Equity Portfolio	American Century Investments VP Inflation Protection Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,813)	$(3,032)	$(1,682)	$(3,714)	$1,337	$6,394	$3,318
Net realized gain (loss) on investments	61,731	50,737	41,704	100,063	(18,749)	3,046	13,709
Change in net unrealized appreciation (depreciation) on investments	(14,908)	(27,169)	(36,892)	(111,905)	61,532	30,160	(9,406)

Net increase (decrease) in net assets resulting from operations	43,011	20,536	3,130	(15,556)	44,120	39,600	7,622

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance fees	-	(11.44)	(10.88)	(4.25)	-	-	-
Contract owners’ benefits	-	-	-	-	(640.16)	(3,173.72)	-
Net transfers (to) from the Company and Subaccounts	-	-	(353.06)	(36,517.39)	(1,908.27)	(4,840.70)	(320,629.77)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	-	(11)	(364)	(36,522)	(2,548)	(8,014)	(320,630)

Total increase (decrease) in net assets	43,011	20,524	2,766	(52,078)	41,572	31,586	(313,008)

NET ASSETS:
Beginning of period	246,181	199,619	112,768	290,025	120,477	180,164	475,276

End of period	$289,191	$220,144	$115,534	$237,947	$162,048	$211,750	$162,268

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	-	5,897	9	590
Units redeemed	-	-	(2)	(1,342)	(6,068)	(488)	(28,370)

Net increase (decrease)	0	0	(2)	(1,342)	(172)	(479)	(27,781)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	American Century Investments VP Mid Cap Value Fund	American Century Investments VP Value Fund	American Funds IS Blue Chip Income and Growth Fund	American Funds IS Global Growth and Income Fund	American Funds IS Growth Fund	American Funds IS Growth- Income Fund	American Funds IS International Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(454)	$1,911	$(492)	$2,754	$(18,506)	$(1,619)	$10,338
Net realized gain (loss) on investments	13,144	13,989	38,986	24,634	274,445	133,481	4,316
Change in net unrealized appreciation (depreciation) on investments	91,879	63,665	15,132	87,999	50,117	32,914	(34,921)

Net increase (decrease) in net assets resulting from operations	104,569	79,565	53,625	115,387	306,056	164,776	(20,267)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	350.00	-	-	100.00	-	-	7,816.89
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	-	(832.08)	-	1,456.04	(134.66)	(11,955.17)	(11,450.63)
Net transfers (to) from the Company and Subaccounts	(50,146.30)	(26,896.13)	(102,705.85)	23,684.09	(3,372.56)	6,780.48	(9,530.78)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(49,796)	(27,728)	(102,706)	25,240	(3,507)	(5,175)	(13,165)

Total increase (decrease) in net assets	54,772	51,837	(49,081)	140,627	302,549	159,602	(33,432)

NET ASSETS:
Beginning of period	483,434	354,024	218,710	867,251	1,435,368	629,110	767,686

End of period	$538,207	$405,861	$169,630	$1,007,878	$1,737,916	$788,712	$734,254

CHANGES IN UNITS OUTSTANDING:
Units issued	1,501	6,411	846	2,032	6,370	39,482	506
Units redeemed	(3,801)	(8,119)	(7,885)	(334)	(5,926)	(38,331)	(1,498)

Net increase (decrease)	(2,300)	(1,708)	(7,039)	1,697	444	1,151	(992)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	American Funds IS New World Fund	Blackrock 60/40 Target Allocation ETF VI Fund	Blackrock Global Allocation VI Fund	Blackrock High Yield VI Fund	BNY Mellon IP Technology Growth Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon VIF Growth and Income Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,068)	$1,590	$(3,069)	$32,469	$(896)	$(71)	$(815)
Net realized gain (loss) on investments	22,066	24,801	209,433	11,956	50,258	300	6,067
Change in net unrealized appreciation (depreciation) on investments	(483)	(6,965)	(143,747)	(4,400)	(37,993)	2,200	13,240

Net increase (decrease) in net assets resulting from operations	18,514	19,427	62,616	40,024	11,368	2,429	18,491

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance fees	-	-	-	-	-	(3.87)	-
Contract owners’ benefits	-	(11,235.40)	2,141.85	(58,293.91)	-	-	-
Net transfers (to) from the Company and Subaccounts	(5,834.71)	191,440.17	(64,829.51)	(89,920.22)	(72,616.91)	-	-
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(5,835)	180,205	(62,688)	(148,214)	(72,617)	(4)	-

Total increase (decrease) in net assets	12,680	199,631	(72)	(108,190)	(61,249)	2,425	18,491

NET ASSETS:
Beginning of period	549,424	-	1,172,370	1,008,853	157,077	9,629	77,416

End of period	$562,103	$199,631	$1,172,298	$900,664	$95,828	$12,054	$95,907

CHANGES IN UNITS OUTSTANDING:
Units issued	-	56,005	65	754	-	-	-
Units redeemed	(339)	(41,485)	(4,311)	(12,346)	(2,028)	-	-

Net increase (decrease)	(339)	14,520	(4,246)	(11,591)	(2,028)	0	0

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Clearbridge Variable Large Cap Growth Portfolio	Clearbridge Variable Mid Cap Portfolio	Clearbridge Variable Small Cap Growth Portfolio	Columbia Variable Portfolio - Seligman Global Technology Fund	Columbia Variable Portfolio - Strategic Income Fund	Delaware VIP Emerging Markets Series	Delaware VIP International Series

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,571)	$(1,325)	$(9,129)	$(8,672)	$1,398	$(2,393)	$4
Net realized gain (loss) on investments	97,232	16,950	130,479	98,775	21	87,993	855
Change in net unrealized appreciation (depreciation) on investments	33,041	10,966	(31,746)	192,811	(1,276)	(85,214)	1,350

Net increase (decrease) in net assets resulting from operations	122,702	26,590	89,603	282,915	142	386	2,209

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	50.00	-
Contract maintenance fees	-	-	-	(133.30)	-	-	-
Contract owners’ benefits	6,058.41	-	(910.58)	-	-	(3,550.58)	-
Net transfers (to) from the Company and Subaccounts	(154,807.97)	(10,622.63)	31,801.36	(4,399.10)	-	(146,853.74)	-
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(148,750)	(10,623)	30,891	(4,532)	-	(150,354)	-

Total increase (decrease) in net assets	(26,047)	15,968	120,494	278,383	142	(149,968)	2,209

NET ASSETS:
Beginning of period	646,364	102,656	797,996	763,081	34,199	333,670	39,401

End of period	$620,316	$118,624	$918,490	$1,041,464	$34,341	$183,702	$41,610

CHANGES IN UNITS OUTSTANDING:
Units issued	427	-	3,063	-	-	10,969	-
Units redeemed	(7,242)	(666)	(1,960)	(72)	-	(19,565)	-

Net increase (decrease)	(6,815)	(666)	1,104	(72)	0	(8,596)	0

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Delaware VIP REIT Series	Delaware VIP Small Cap Value Series	Dimensional VA Equity Allocation Portfolio	Dimensional VA Global Moderate Allocation Portfolio	Dimensional VA International Value Portfolio	Dimensional VA International Small Portfolio	Dimensional VA US Large Value Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$620	$(1,410)	$359	$1,586	$681	$281	$762
Net realized gain (loss) on investments	1,165	(1,021)	1,269	7,492	119	1,448	1,980
Change in net unrealized appreciation (depreciation) on investments	18,700	67,297	2,983	13,704	2,811	716	27,474

Net increase (decrease) in net assets resulting from operations	20,486	64,865	4,611	22,782	3,612	2,445	30,215

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	-	(639.20)	(11.03)	(1,646.84)	-	-	-
Net transfers (to) from the Company and Subaccounts	(31,165.59)	(826.74)	(899.20)	(7,609.19)	337.55	943.27	(3,947.64)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(31,166)	(1,466)	(910)	(9,256)	338	943	(3,948)

Total increase (decrease) in net assets	(10,680)	63,399	3,701	13,526	3,949	3,389	26,268

NET ASSETS:
Beginning of period	75,110	198,080	20,238	170,306	21,135	18,060	119,460

End of period	$64,430	$261,479	$23,939	$183,832	$25,084	$21,449	$145,728

CHANGES IN UNITS OUTSTANDING:
Units issued	-	3,809	-	-	117	100	106
Units redeemed	(2,549)	(3,856)	(63)	(651)	(94)	(31)	(462)

Net increase (decrease)	(2,549)	(47)	(63)	(651)	22	68	(357)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP	Eaton Vance VT Floating-Rate Income Fund	Empower Aggressive Profile Fund	Empower Ariel Mid Cap Value Fund	Empower Bond Index Fund	Empower Conservative Profile Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8)	$(1,625)	$2,667	$2,475	$826	$(1,385)	$7,194
Net realized gain (loss) on investments	549	19,666	(1,178)	10,790	48,523	5,144	26,134
Change in net unrealized appreciation (depreciation) on investments	1,565	7,002	2,532	(489)	(23,987)	(24,458)	(2,790)

Net increase (decrease) in net assets resulting from operations	2,106	25,043	4,020	12,776	25,362	(20,700)	30,539

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	(50,409.21)	1,923.90	-	(9.14)	-
Net transfers (to) from the Company and Subaccounts	-	(34,353.45)	(8,742.08)	(34,772.60)	(135,516.34)	(27,155.78)	(193,301.40)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	-	(34,353)	(59,151)	(32,849)	(135,516)	(27,165)	(193,301)

Total increase (decrease) in net assets	2,106	(9,310)	(55,131)	(20,072)	(110,154)	(47,865)	(162,762)

NET ASSETS:
Beginning of period	5,611	155,975	209,718	78,441	123,253	611,721	606,099

End of period	$7,717	$146,665	$154,587	$58,369	$13,099	$563,856	$443,336

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	5,356	-	-	1,018	-
Units redeemed	-	(817)	(10,583)	(2,124)	(7,869)	(3,392)	(15,423)

Net increase (decrease)	0	(817)	(5,228)	(2,124)	(7,869)	(2,374)	(15,423)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Empower Conservative Profile Fund Class L	Empower Core Bond Fund	Empower Emerging Markets Equity Fund	Empower Global Bond Fund	Empower Government Money Market Fund	Empower High Yield Bond Fund	Empower Inflation- Protected Securities Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,830	$780	$325	$(4,084)	$(18,445)	$7,231	$439
Net realized gain (loss) on investments	48,959	2,918	2,005	(939)	(63)	20,777	353
Change in net unrealized appreciation (depreciation) on investments	(2,038)	(10,880)	(4,928)	(24,271)	63	(15,846)	334

Net increase (decrease) in net assets resulting from operations	48,751	(7,182)	(2,598)	(29,293)	(18,445)	12,162	1,126

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	12,885.56	-	-
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	(1,095,330.60)	(125,858.77)	-
Net transfers (to) from the Company and Subaccounts	(335,414.64)	(49,702.66)	(2,137.80)	(20,388.83)	15,702.58	(137,772.79)	91.72
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(335,415)	(49,703)	(2,138)	(20,389)	(1,066,742)	(263,632)	92

Total increase (decrease) in net assets	(286,663)	(56,884)	(4,735)	(49,682)	(1,085,188)	(251,469)	1,218

NET ASSETS:
Beginning of period	1,075,042	331,833	55,089	388,102	3,743,874	622,001	30,032

End of period	$788,379	$274,949	$50,354	$338,420	$2,658,686	$370,532	$31,250

CHANGES IN UNITS OUTSTANDING:
Units issued	-	441	171	1,949	318,844	417	190
Units redeemed	(27,987)	(4,811)	(361)	(4,221)	(425,655)	(19,904)	(198)

Net increase (decrease)	(27,987)	(4,370)	(190)	(2,272)	(106,811)	(19,487)	(8)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Empower International Growth Fund	Empower International Index Fund	Empower International Value Fund	Empower Invesco Small Cap Value Fund	Empower Large Cap Growth Fund	Empower Large Cap Value Fund	Empower Lifetime 2020 Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,810)	$12,003	$2,493	$-	$(1,822)	$(5,632)	$3,590
Net realized gain (loss) on investments	21,530	36,982	16,391	-	179,189	49,128	17,974
Change in net unrealized appreciation (depreciation) on investments	(9,414)	29,221	13,663	-	(44,336)	104,704	2,916

Net increase (decrease) in net assets resulting from operations	10,305	78,206	32,547	-	133,031	148,200	24,481

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	550.00	-	-	-	-	-
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	144.52	-	(3,439.33)	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(29,952.38)	42,639.56	(8,118.49)	-	(291,832.86)	(138,845.58)	-
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(29,808)	43,190	(11,558)	-	(291,833)	(138,846)	-

Total increase (decrease) in net assets	(19,503)	121,396	20,989	-	(158,802)	9,355	24,481

NET ASSETS:
Beginning of period	182,220	824,137	335,331	-	720,103	647,402	311,308

End of period	$162,717	$945,532	$356,320	$-	$561,301	$656,756	$335,788

CHANGES IN UNITS OUTSTANDING:
Units issued	79	5,216	3,904	-	928	1,064	-
Units redeemed	(1,845)	(2,587)	(4,603)	-	(11,157)	(12,051)	-

Net increase (decrease)	(1,766)	2,628	(699)	-	(10,230)	(10,987)	0

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund	Empower Mid Cap Value Fund	Empower Moderate Profile Fund	Empower Moderate Profile Fund Class L

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,335	$6,302	$10,961	$182	$39,871	$125,653	$108,383
Net realized gain (loss) on investments	47,342	30,157	53,149	808	10,953	276,177	457,388
Change in net unrealized appreciation (depreciation) on investments	3,008	9,345	22,050	400	11,906	192,589	805,029

Net increase (decrease) in net assets resulting from operations	56,684	45,804	86,160	1,390	62,729	594,419	1,370,799

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	-	714.07	-	-	-	-	(14,965.83)
Net transfers (to) from the Company and Subaccounts	(9,907.15)	(1,343.75)	-	-	(16,799.52)	(566,449.86)	(534,051.99)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(9,907)	(630)	-	-	(16,800)	(566,450)	(549,018)

Total increase (decrease) in net assets	46,777	45,174	86,160	1,390	45,930	27,969	821,782

NET ASSETS:
Beginning of period	631,485	446,508	689,876	10,120	227,775	5,653,271	13,521,060

End of period	$678,262	$491,682	$776,035	$11,510	$273,704	$5,681,240	$14,342,841

CHANGES IN UNITS OUTSTANDING:
Units issued	1,115	-	-	-	-	-	-
Units redeemed	(1,707)	(41)	-	-	(1,145)	(41,162)	(41,133)

Net increase (decrease)	(592)	(41)	0	0	(1,145)	(41,162)	(41,133)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Empower Moderately Aggressive Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderately Conservative Profile Fund Class L	Empower Multi- Sector Bond Fund	Empower Real Estate Index Fund	Empower S&P 500® Index Fund	Empower S&P Mid Cap 400® Index Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$43,806	$17,730	$55,050	$8,119	$(930)	$(47,040)	$10,144
Net realized gain (loss) on investments	53,479	174,725	126,234	40,401	25,389	1,583,138	173,286
Change in net unrealized appreciation (depreciation) on investments	39,468	(76,327)	69,987	(50,617)	59,546	1,685,139	350,366

Net increase (decrease) in net assets resulting from operations	136,753	116,128	251,271	(2,098)	84,005	3,221,236	533,796

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	400,000.00	560.00	200.00	1,100.00	800.00
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	-	(11,176.09)	(21,274.01)	(58,655.09)	(50,761.94)	(68,291.58)	(106,649.63)
Net transfers (to) from the Company and Subaccounts	(2,547.90)	(495,706.16)	(108,100.90)	(225,876.36)	(101,962.34)	(1,004,253.31)	(185,491.25)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(2,548)	(506,882)	270,625	(283,971)	(152,524)	(1,071,445)	(291,341)

Total increase (decrease) in net assets	134,205	(390,754)	521,896	(286,069)	(68,519)	2,149,792	242,455

NET ASSETS:
Beginning of period	1,009,023	1,543,863	3,120,563	884,225	309,562	12,197,767	2,496,692

End of period	$1,143,228	$1,153,109	$3,642,458	$598,156	$241,042	$14,347,559	$2,739,147

CHANGES IN UNITS OUTSTANDING:
Units issued	-	42,495	29,886	5,144	13,276	156,271	3,489
Units redeemed	(179)	(80,753)	(10,408)	(28,009)	(26,081)	(205,405)	(18,397)

Net increase (decrease)	(179)	(38,258)	19,478	(22,865)	(12,805)	(49,134)	(14,908)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Empower S&P Small Cap 600® Index Fund	Empower Securefoundation® Balanced Fund	Empower Short Duration Bond Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund	Empower T. Rowe Price Mid Cap Growth Fund	Empower U.S. Government Securities Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$27,762	$172,876	$5,823	$5,901	$11,347	$(8,860)	$1,427
Net realized gain (loss) on investments	314,499	2,040,248	13,313	17,893	16,211	108,811	10,828
Change in net unrealized appreciation (depreciation) on investments	246,052	(210,210)	(27,887)	(11,036)	89,645	59,592	(28,276)

Net increase (decrease) in net assets resulting from operations	588,313	2,002,914	(8,752)	12,758	117,203	159,543	(16,020)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	6,185.56	148,229.07	36,153.13	-	-	560.00	19,542.23
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	(97,964.12)	(317,853.97)	(39,999.19)	(3,638.26)	-	5,591.72	(21,371.07)
Net transfers (to) from the Company and Subaccounts	(288,138.53)	(3,891,987.47)	(22,595.84)	(21,944.76)	(6,804.85)	(148,515.80)	(31,368.09)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(379,917)	(4,061,612)	(26,442)	(25,583)	(6,805)	(142,364)	(33,197)

Total increase (decrease) in net assets	208,396	(2,058,698)	(35,194)	(12,825)	110,398	17,179	(49,217)

NET ASSETS:
Beginning of period	2,461,803	22,303,109	1,370,995	110,714	405,955	1,256,605	645,335

End of period	$2,670,199	$20,244,411	$1,335,801	$97,889	$516,353	$1,273,784	$596,118

CHANGES IN UNITS OUTSTANDING:
Units issued	12,212	10,410	3,619	-	-	432	1,888
Units redeemed	(31,162)	(275,561)	(5,755)	(1,102)	(469)	(6,585)	(4,755)

Net increase (decrease)	(18,950)	(265,152)	(2,136)	(1,102)	(469)	(6,153)	(2,867)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Federated Hermes High Income Bond Fund II	Fidelity VIP Asset Manager Portfolio	Fidelity VIP Balanced Portfolio	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio	Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,270	$516	$10,261	$(154)	$(418)	$(506)	$(397)
Net realized gain (loss) on investments	2,780	5,498	293,689	1,529	-	5,533	6,270
Change in net unrealized appreciation (depreciation) on investments	(4,143)	11,013	247,635	1,282	-	(1,629)	(421)

Net increase (decrease) in net assets resulting from operations	5,907	17,028	551,585	2,658	(418)	3,399	5,453

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance fees	-	(35.58)	-	(4.82)	(1.94)	-	(9.24)
Contract owners’ benefits	2,365.38	-	(71,163.09)	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(75,134.33)	(19,128.37)	(29,996.78)	-	(108.12)	(2,917.73)	(454.53)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(72,769)	(19,164)	(101,160)	(5)	(110)	(2,918)	(464)

Total increase (decrease) in net assets	(66,862)	(2,136)	450,425	2,653	(528)	481	4,989

NET ASSETS:
Beginning of period	209,907	203,120	3,176,748	10,197	30,317	33,188	25,517

End of period	$143,045	$200,984	$3,627,173	$12,850	$29,789	$33,669	$30,506

CHANGES IN UNITS OUTSTANDING:
Units issued	367	-	1,762	-	-	-	-
Units redeemed	(6,632)	(266)	(7,544)	-	(8)	(23)	(2)

Net increase (decrease)	(6,265)	(266)	(5,782)	0	(8)	(23)	(2)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 Portfolio	Fidelity VIP International Capital Appreciation Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Overseas Portfolio	First Trust/Dow Jones Dividend & Income Allocation Portfolio	Franklin Income VIP Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,566	$(222)	$(2,887)	$89	$(838)	$(223)	$23,821
Net realized gain (loss) on investments	(85)	2,845	30,507	391	7,719	4,438	4,867
Change in net unrealized appreciation (depreciation) on investments	(592)	38,217	(1,048)	(758)	9,062	2,999	74,154

Net increase (decrease) in net assets resulting from operations	1,889	40,840	26,572	(279)	15,943	7,214	102,843

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	800.00	-	-	-	-
Contract maintenance fees	(17.26)	(16.69)	-	(5.88)	(2.10)	-	-
Contract owners’ benefits	-	-	-	-	-	1,309.43	4,126.04
Net transfers (to) from the Company and Subaccounts	(303.86)	-	(31,592.83)	-	-	(24,748.16)	(183,004.44)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(321)	(17)	(30,793)	(6)	(2)	(23,439)	(178,878)

Total increase (decrease) in net assets	1,568	40,823	(4,221)	(285)	15,941	(16,225)	(76,036)

NET ASSETS:
Beginning of period	63,927	152,473	262,062	14,040	88,391	76,538	743,787

End of period	$65,495	$193,296	$257,841	$13,755	$104,332	$60,313	$667,751

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	1,140	-	-	-	5
Units redeemed	(5)	-	(2,998)	-	-	(1,715)	(13,496)

Net increase (decrease)	(5)	0	(1,858)	0	0	(1,715)	(13,491)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT Us Equity Insights Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Core Bond Fund	Invesco V.I. Global Real Estate Fund	Invesco V.I. Growth & Income Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$153	$(343)	$(1,678)	$(6,035)	$140	$796	$6,558
Net realized gain (loss) on investments	934	15,577	27,163	85,319	762	2	3,297
Change in net unrealized appreciation (depreciation) on investments	1,173	(5,019)	(10,227)	51,899	(1,440)	9,072	174,506

Net increase (decrease) in net assets resulting from operations	2,260	10,215	15,258	131,182	(538)	9,870	184,361

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	16,543.79
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	257.47	(911.53)	-	-	(26,588.81)
Net transfers (to) from the Company and Subaccounts	(20,191.69)	(47,173.84)	(47,917.07)	(112,573.47)	2,588.37	-	(26,702.90)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(20,192)	(47,174)	(47,660)	(113,485)	2,588	-	(36,748)

Total increase (decrease) in net assets	(17,932)	(36,959)	(32,402)	17,697	2,050	9,870	147,613

NET ASSETS:
Beginning of period	75,375	58,056	145,942	645,114	17,287	40,614	676,062

End of period	$57,443	$21,097	$113,540	$662,812	$19,337	$50,483	$823,674

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	1,838	229	-	1,175
Units redeemed	(1,996)	(2,378)	(3,104)	(8,123)	-	-	(2,588)

Net increase (decrease)	(1,996)	(2,378)	(3,104)	(6,284)	229	0	(1,413)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Invesco V.I. International Growth Fund	Invesco V.I. Small Cap Equity Fund	Ivy VIP Energy	Janus Henderson VIT Balanced Portfolio Service Shares	Janus Henderson VIT EnterprISe Portfolio Service Shares	Janus Henderson VIT Flexible Bond Portfolio Service Shares	Janus Henderson VIT Overseas Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,285	$(186)	$(3)	$2,223	$(8,902)	$946	$(207)
Net realized gain (loss) on investments	17,013	930	(34,472)	50,133	257,416	62,138	148
Change in net unrealized appreciation (depreciation) on investments	(7,174)	1,765	40,160	195,553	(82,314)	(87,359)	9,393

Net increase (decrease) in net assets resulting from operations	11,124	2,509	5,684	247,909	166,200	(24,276)	9,334

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	490.00	75.00	-	-
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	(27,262.77)	(108,215.34)	(6,130.93)	(183,256.69)	-
Net transfers (to) from the Company and Subaccounts	(10,524.30)	-	(3,541.99)	(79,471.19)	(450,044.32)	(348,981.27)	-
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(10,524)	-	(30,805)	(187,197)	(456,100)	(532,238)	-

Total increase (decrease) in net assets	600	2,509	(25,120)	60,713	(289,900)	(556,514)	9,334

NET ASSETS:
Beginning of period	219,109	13,447	36,788	1,661,671	1,250,214	1,107,919	77,738

End of period	$219,709	$15,956	$11,668	$1,722,384	$960,314	$551,405	$87,072

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	5,662	73	10,681	542	-
Units redeemed	(778)	-	(12,327)	(8,934)	(30,929)	(46,868)	-

Net increase (decrease)	(778)	0	(6,665)	(8,861)	(20,248)	(46,326)	0

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	JP Morgan Insurance Trust Income Builder Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio	Lord Abbett Series Developing Growth Portfolio	MFS VIT II International Growth Portfolio	MFS VIT II Technology Portfolio	MFS VIT III Blended Research Core Equity Portfolio	MFS VIT III Blended Research Small Cap Equity Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$247	$(1,062)	$(175)	$(45)	$(20,995)	$25	$(582)
Net realized gain (loss) on investments	3,162	59,664	19,331	394	399,011	17,246	6,074
Change in net unrealized appreciation (depreciation) on investments	(2,270)	(28,483)	(19,444)	(22)	(131,444)	8,402	20,368

Net increase (decrease) in net assets resulting from operations	1,138	30,119	(287)	327	246,572	25,672	25,859

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	820.00	-	-
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	(4,338.04)	-	-	-	(93,870.43)	-	-
Net transfers (to) from the Company and Subaccounts	(28,130.28)	(116,504.12)	(22,343.89)	9,333.00	(371,674.43)	(80,382.33)	(50,363.30)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(32,468)	(116,504)	(22,344)	9,333	(464,725)	(80,382)	(50,363)

Total increase (decrease) in net assets	(31,330)	(86,385)	(22,631)	9,660	(218,153)	(54,710)	(24,504)

NET ASSETS:
Beginning of period	34,821	133,255	58,940	-	2,227,466	159,896	101,163

End of period	$3,491	$46,870	$36,309	$9,660	$2,009,312	$105,185	$76,659

CHANGES IN UNITS OUTSTANDING:
Units issued	116	-	-	726	8,182	-	-
Units redeemed	(2,804)	(7,980)	(741)	-	(23,177)	(4,571)	(3,184)

Net increase (decrease)	(2,688)	(7,980)	(741)	726	(14,996)	(4,571)	(3,184)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Neuberger Berman AMT Sustainable Equity Portfolio	NVIT Emerging Markets Fund	Pimco VIT Commodity Real Return Strategy Portfolio	Pimco VIT Long Term Us Government Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio	Pimco VIT Short Term Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,048)	$(29)	$3,585	$183	$(1,881)	$2,577	$212
Net realized gain (loss) on investments	12,626	29	337	9,749	218	1,691	8
Change in net unrealized appreciation (depreciation) on investments	29,573	(566)	27,191	(12,747)	(4,758)	(1,305)	(1,060)

Net increase (decrease) in net assets resulting from operations	40,151	(566)	31,112	(2,816)	(6,420)	2,963	(840)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	(132.41)	-	(84.00)	(64,425.65)	-	(272.41)	-
Net transfers (to) from the Company and Subaccounts	(8,885.58)	-	(1,491.66)	(49,197.10)	(88,255.51)	104,579.38	14,254.42
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(9,018)	-	(1,576)	(113,623)	(88,256)	104,307	14,254

Total increase (decrease) in net assets	31,133	(566)	29,537	(116,438)	(94,676)	107,270	13,414

NET ASSETS:
Beginning of period	186,241	6,381	99,015	128,407	383,756	46,323	77,465

End of period	$217,374	$5,814	$128,551	$11,968	$289,080	$153,593	$90,879

CHANGES IN UNITS OUTSTANDING:
Units issued	1,065	-	-	3,232	668	9,541	1,375
Units redeemed	(933)	-	(191)	(12,436)	(9,370)	(886)	(76)

Net increase (decrease)	132	0	(191)	(9,203)	(8,702)	8,655	1,299

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Pimco VIT Total Return Portfolio	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT Income Fund	Putnam VT International Equity Fund	Putnam VT International Growth Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,050	$(530)	$(64)	$(16,835)	$190	$(131)	$16
Net realized gain (loss) on investments	35,589	2,812	5,087	217,159	1,394	3,648	3,091
Change in net unrealized appreciation (depreciation) on investments	(61,340)	9,701	(864)	82,583	(3,233)	(1,271)	(3,018)

Net increase (decrease) in net assets resulting from operations	(19,701)	11,983	4,159	282,907	(1,650)	2,246	89

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	133.21	-	-	(95.40)	-
Net transfers (to) from the Company and Subaccounts	(111,333.88)	-	(23,342.33)	(217,627.16)	(35,221.11)	(1,189.51)	(12,788.54)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(111,334)	-	(23,209)	(217,627)	(35,221)	(1,285)	(12,789)

Total increase (decrease) in net assets	(131,035)	11,983	(19,050)	65,280	(36,871)	961	(12,699)

NET ASSETS:
Beginning of period	852,816	95,168	31,516	1,385,184	48,051	16,370	12,699

End of period	$721,781	$107,151	$12,466	$1,450,464	$11,180	$17,331	$-

CHANGES IN UNITS OUTSTANDING:
Units issued	1,345	-	18	11	-	2,236	-
Units redeemed	(10,387)	-	(1,516)	(7,727)	(3,092)	(2,260)	(860)

Net increase (decrease)	(9,042)	0	(1,498)	(7,716)	(3,092)	(24)	(860)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Putnam VT International Value Fund	Putnam VT Large Cap Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Research Fund	Putnam VT Small Cap Growth Fund	Putnam VT Small Cap Value Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$66	$(8)	$(980)	$(263)	$(76)	$(389)	$(914)
Net realized gain (loss) on investments	104	2,564	(32)	16,139	513	2,528	62
Change in net unrealized appreciation (depreciation) on investments	846	11,904	(3,031)	(1,759)	956	1,627	56,393

Net increase (decrease) in net assets resulting from operations	1,016	14,460	(4,044)	14,117	1,392	3,766	55,540

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	(106.98)	-	-	-
Net transfers (to) from the Company and Subaccounts	-	-	-	(49,903.49)	(68.27)	-	21,469.70
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	-	-	-	(50,010)	(68)	-	21,470

Total increase (decrease) in net assets	1,016	14,460	(4,044)	(35,894)	1,324	3,766	77,010

NET ASSETS:
Beginning of period	7,484	56,075	82,310	77,543	6,178	30,104	147,240

End of period	$8,499	$70,535	$78,266	$41,649	$7,502	$33,870	$224,250

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	-	-	-	1,467
Units redeemed	-	-	-	(2,622)	(3)	-	(103)

Net increase (decrease)	0	0	0	(2,622)	(3)	0	1,365

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	T. Rowe Price Blue Chip Growth Portfolio Class II	T. Rowe Price Health Sciences Portfolio Class II	Van Eck VIP Global Hard Assets Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(48,279)	$(15,745)	$(1,558)
Net realized gain (loss) on investments	1,057,241	289,268	8,512
Change in net unrealized appreciation (depreciation) on investments	(172,256)	(109,730)	23,172

Net increase (decrease) in net assets resulting from operations	836,706	163,793	30,125

CONTRACT TRANSACTIONS:
Contract owners’ net payments	9,989.01	1,140.00	-
Contract maintenance fees	-	-	-
Contract owners’ benefits	(176,311.31)	(4,010.98)	(59,609.42)
Net transfers (to) from the Company and Subaccounts	(663,270.06)	(438,265.91)	(15,875.38)
Adjustments to net assets allocated to contracts in payout phase	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(829,592)	(441,137)	(75,485)

Total increase (decrease) in net assets	7,114	(277,344)	(45,360)

NET ASSETS:
Beginning of period	5,532,807	1,512,034	213,844

End of period	$5,539,921	$1,234,690	$168,484

CHANGES IN UNITS OUTSTANDING:
Units issued	14,730	8,595	-
Units redeemed	(48,761)	(28,908)	(8,252)

Net increase (decrease)	(34,031)	(20,313)	(8,252)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

EMPOWER LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2022

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Effective August 1, 2022, Great West Life & Annuity Insurance Company of New York is now known as Empower Life & Annuity Insurance Company of New York (the Company).The Variable Annuity-2 Series Account (the Separate Account), a separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It was established to receive and invest premium payments under individual variable annuity policies issued by the Company. The Separate Account consists of numerous investment divisions (Subaccounts), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Subaccounts of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the reserves and other contract liabilities with respect to the Separate Account is not chargeable with liabilities arising out of any other business the Company may conduct. Net premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay contract values under the Contracts. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities.

The preparation of financial statements and financial highlights of each of the Subaccounts in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Separate Account.

The following is a list of the variable annuity products funded by the Separate Account:

Smart Track NY

Smart Track II NY

Smart Track II – 5 Year NY

Smart Track Advisor NY

Varifund NY

For the periods or years ended December 31, 2022 and 2021, the Separate Account was invested in up to 137 Subaccounts, as follows:

Alger Capital Appreciation Portfolio	Alps Red Rocks Listed Private Equity Portfolio
Alger Large Cap Growth Portfolio	American Century Investments VP Inflation Protection Fund
Alger Mid Cap Growth Portfolio	American Century Investments VP Mid Cap Value Fund
Alger Small Cap Growth Portfolio	American Century Investments VP Value Fund
Alps Alerian Energy Infrastructure Portfolio	American Funds IS Blue Chip Income and Growth Fund

American Funds IS Global Growth and Income Fund	Empower Lifetime 2020 Fund(a)
American Funds IS Growth Fund	Empower Lifetime 2025 Fund(a)
American Funds IS Growth-Income Fund	Empower Lifetime 2030 Fund(a)
American Funds IS International Fund	Empower Lifetime 2035 Fund(a)
American Funds IS New World Fund	Empower Lifetime 2040 Fund(a)
Blackrock 60/40 Target Allocation ETF VI Fund(c)	Empower Mid Cap Value Fund(a)
Blackrock Global Allocation VI Fund	Empower Moderate Profile Fund(a)
Blackrock High Yield VI Fund	Empower Moderate Profile Fund Class L(a)
BNY Mellon IP Technology Growth Portfolio	Empower Moderately Aggressive Profile Fund(a)
BNY Mellon Sustainable U.S. Equity Portfolio	Empower Moderately Conservative Profile Fund(a)
BNY Mellon VIF Growth and Income Portfolio	Empower Moderately Conservative Profile Fund Class L(a)
Clearbridge Variable Large Cap Growth Portfolio	Empower Multi- Sector Bond Fund(a)
Clearbridge Variable Mid Cap Portfolio	Empower Real Estate Index Fund(a)
Clearbridge Variable Small Cap Growth Portfolio	Empower S&P 500® Index Fund(a)
Columbia Variable Portfolio - Seligman Global Technology Fund	Empower S&P Mid Cap 400® Index Fund(a)
Columbia Variable Portfolio - Strategic Income Fund	Empower S&P Small Cap 600® Index Fund(a)
Delaware VIP Emerging Markets Series	Empower Securefoundation® Balanced Fund(a)
Delaware VIP International Series	Empower Short Duration Bond Fund(a)
Delaware VIP REIT Series	Empower Small Cap Growth Fund(a)
Delaware VIP Small Cap Value Series	Empower Small Cap Value Fund(a)
Dimensional VA Equity Allocation Portfolio	Empower T. Rowe Price Mid Cap Growth Fund(a)
Dimensional VA Global Moderate Allocation Portfolio	Empower U.S. Government Securities Fund(a)
Dimensional VA International Value Portfolio	Federated Hermes High Income Bond Fund II
Dimensional VA International Small Portfolio	Fidelity VIP Asset Manager Portfolio
Dimensional VA US Large Value Portfolio	Fidelity VIP Balanced Portfolio
Dimensional VA US Targeted Value Portfolio	Fidelity VIP Contrafund Portfolio
DWS Capital Growth VIP	Fidelity VIP Government Money Market Portfolio
Eaton Vance VT Floating-Rate Income Fund	Fidelity VIP Growth Opportunities Portfolio
Empower Aggressive Profile Fund(a)	Fidelity VIP Growth Portfolio
Empower Ariel Mid Cap Value Fund(a)	Fidelity VIP High Income Portfolio
Empower Bond Index Fund(a)	Fidelity VIP Index 500 Portfolio
Empower Conservative Profile Fund(a)	Fidelity VIP International Capital Appreciation Portfolio
Empower Conservative Profile Fund Class L(a)	Fidelity VIP Investment Grade Bond Portfolio
Empower Core Bond Fund(a)	Fidelity VIP Overseas Portfolio
Empower Emerging Markets Equity Fund(a)	First Trust/Dow Jones Dividend & Income Allocation Portfolio
Empower Global Bond Fund(a)	Franklin Income VIP Fund
Empower Government Money Market Fund(a)	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
Empower High Yield Bond Fund(a)	Goldman Sachs VIT Us Equity Insights Fund
Empower Inflation- Protected Securities Fund(a)	Invesco Oppenheimer V.I. International Growth Fund
Empower International Growth Fund(a)	Invesco Oppenheimer V.I. Main Street Small Cap Fund
Empower International Index Fund(a)	Invesco V.I. Core Bond Fund(a)(b)
Empower International Value Fund(a)	Invesco V.I. Core Plus Bond Fund Series II(b)
Empower Large Cap Growth Fund(a)	Invesco V.I. Global Real Estate Fund
Empower Large Cap Value Fund(a)	Invesco V.I. Growth & Income Fund
Empower Lifetime 2015 Fund(a)	Invesco V.I. International Growth Fund

Invesco V.I. Small Cap Equity Fund	Pimco VIT Short Term Portfolio
Ivy VIP Energy	Pimco VIT Total Return Portfolio
Janus Henderson VIT Balanced Portfolio Service Shares	Putnam VT Global Asset Allocation Fund
Janus Henderson VIT EnterprISe Portfolio Service Shares	Putnam VT Global Equity Fund
Janus Henderson VIT Flexible Bond Portfolio Service Shares	Putnam VT Growth Opportunities Fund
Janus Henderson VIT Overseas Portfolio	Putnam VT Income Fund
JP Morgan Insurance Trust Income Builder Portfolio	Putnam VT International Equity Fund
JP Morgan Insurance Trust Small Cap Core Portfolio	Putnam VT International Growth Fund
Lord Abbett Series Developing Growth Portfolio	Putnam VT International Value Fund
MFS VIT II International Growth Portfolio (c)	Putnam VT Large Cap Value Fund
MFS VIT II Technology Portfolio	Putnam VT Mortgage Securities Fund
MFS VIT III Blended Research Core Equity Portfolio	Putnam VT Multi-Cap Core Fund
MFS VIT III Blended Research Small Cap Equity Portfolio	Putnam VT Research Fund
Neuberger Berman AMT Sustainable Equity Portfolio	Putnam VT Small Cap Growth Fund
NVIT Emerging Markets Fund	Putnam VT Small Cap Value Fund
Pimco VIT Commodity Real Return Strategy Portfolio	T. Rowe Price Blue Chip Growth Portfolio Class II
Pimco VIT Long Term Us Government Portfolio	T. Rowe Price Health Sciences Portfolio Class II
Pimco VIT Low Duration Portfolio	Van Eck VIP Global Hard Assets Fund
Pimco VIT Real Return Portfolio

(a)(b)(c)See Subaccount Changes table below

Subaccount Changes:

(a)	During 2022 and 2021, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Great- West Aggressive Profile Fund	Empower Aggressive Profile Fund	August 1, 2022
Great- West Ariel Mid Cap Value Fund	Empower Ariel Mid Cap Value Fund	August 1, 2022
Great- West Bond Index Fund	Empower Bond Index Fund	August 1, 2022
Great- West Conservative Profile Fund	Empower Conservative Profile Fund	August 1, 2022
Great- West Conservative Profile Fund Class L	Empower Conservative Profile Fund Class L	August 1, 2022
Great- West Core Bond Fund	Empower Core Bond Fund	August 1, 2022
Great- West Emerging Markets Equity Fund	Empower Emerging Markets Equity Fund	August 1, 2022
Great- West Global Bond Fund	Empower Global Bond Fund	August 1, 2022
Great- West Government Money Market Fund	Empower Government Money Market Fund	August 1, 2022
Great- West High Yield Bond Fund	Empower High Yield Bond Fund	August 1, 2022
Great- West Inflation- Protected Securities Fund	Empower Inflation- Protected Securities Fund	August 1, 2022
Great- West International Growth Fund	Empower International Growth Fund	August 1, 2022
Great- West International Index Fund	Empower International Index Fund	August 1, 2022
Great- West International Value Fund	Empower International Value Fund	August 1, 2022
Great- West Large Cap Growth Fund	Empower Large Cap Growth Fund	August 1, 2022
Great- West Large Cap Value Fund	Empower Large Cap Value Fund	August 1, 2022
Great- West Lifetime 2015 Fund	Empower Lifetime 2015 Fund	August 1, 2022
Great- West Lifetime 2020 Fund	Empower Lifetime 2020 Fund	August 1, 2022
Great- West Lifetime 2025 Fund	Empower Lifetime 2025 Fund	August 1, 2022
Great- West Lifetime 2030 Fund	Empower Lifetime 2030 Fund	August 1, 2022
Great- West Lifetime 2035 Fund	Empower Lifetime 2035 Fund	August 1, 2022
Great- West Lifetime 2040 Fund	Empower Lifetime 2040 Fund	August 1, 2022
Great- West Mid Cap Value Fund	Empower Mid Cap Value Fund	August 1, 2022
Great- West Moderate Profile Fund	Empower Moderate Profile Fund	August 1, 2022

Previous Name	New Name	Date of Change
Great- West Moderate Profile Fund Class L	Empower Moderate Profile Fund Class L	August 1, 2022
Great- West Moderately Aggressive Profile Fund	Empower Moderately Aggressive Profile Fund	August 1, 2022
Great- West Moderately Conservative Profile Fund	Empower Moderately Conservative Profile Fund	August 1, 2022
Great- West Moderately Conservative Profile Fund Class L	Empower Moderately Conservative Profile Fund Class L	August 1, 2022
Great- West Multi- Sector Bond Fund	Empower Multi- Sector Bond Fund	August 1, 2022
Great- West Real Estate Index Fund	Empower Real Estate Index Fund	August 1, 2022
Great- West S&P 500® Index Fund	Empower S&P 500® Index Fund	August 1, 2022
Great- West S&P Mid Cap 400® Index Fund	Empower S&P Mid Cap 400® Index Fund	August 1, 2022
Great- West S&P Small Cap 600® Index Fund	Empower S&P Small Cap 600® Index Fund	August 1, 2022
Great- West Securefoundation® Balanced Fund	Empower Securefoundation® Balanced Fund	August 1, 2022
Great- West Short Duration Bond Fund	Empower Short Duration Bond Fund	August 1, 2022
Great- West Small Cap Growth Fund	Empower Small Cap Growth Fund	August 1, 2022
Great- West Small Cap Value Fund	Empower Small Cap Value Fund	August 1, 2022
Great- West T. Rowe Price Mid Cap Growth Fund	Empower T. Rowe Price Mid Cap Growth Fund	August 1, 2022
Great- West U.S. Government Securities Fund	Empower U.S. Government Securities Fund	August 1, 2022
Invesco Oppenheimer V.I. Total Return Bond Fund	Invesco V.I. Core Bond Fund	April 30, 2021

(b) During 2022, the following Subaccount was merged:

Subaccount	Merged Into	Date of Change
Invesco V.I. Core Bond Fund	Invesco V.I. Core Plus Bond Fund Series II	April 29, 2022

(c) During 2021 and 2022, the following Subaccounts opened:

Subaccount	Date of Commencement
Blackrock 60/40 target allocation ETF VI	April 26, 2021
Empower Lifetime 2015 Fund	January 3, 2022
MFS VIT II International Growth Portfolio	April 15, 2021

Certain subaccounts that had no investments balances as of December 31, 2022 or that did not have activity during the year ended December 31, 2022 are not presented on the Statements of Assets and Liabilities as of December 31, 2022 or Statements of Operations for the year ended December 31, 2022, respectively.

Security Valuation

Mutual fund investments held by the Subaccounts are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2022, the only investments of each of the Subaccounts of the Separate Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Receivable Dividends and Other

Receivable dividends and other include dividends declared by the fund managers that have not yet been reinvested in accordance with Subaccounts’ designated reinvestment dates.

Receivable and payables from (to) the Contracts and the Fund Manager

Receivables and payables from (to) the contracts and the fund manager include trading activity initiated at the contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Fund of Funds Structure Risk

Since the Separate Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Separate Account. To the extent the Separate Account invests more of its assets in one underlying fund than another, the Separate Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Subaccount for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Subaccount allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the series annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in the payout phase on the Statements of Changes in Net Assets of the applicable Subaccounts.

Federal Income Taxes

The operations of each of the Subaccounts of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Life Co U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from Units Sold from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statements of Changes in Net Assets of the applicable Subaccounts.

Net Transfers (to) from the Company and Subaccounts

Net transfers include transfers between Subaccounts of the Separate Account as well as transfers between other investment options of the Company, not included in the Separate Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales
Alger Capital Appreciation Portfolio	$10,354	$95,283
Alger Large Cap Growth Portfolio	7,261	6,528
Alger Mid Cap Growth Portfolio	253	88,875
Alger Small Cap Growth Portfolio	6,215	153,862
Alps Alerian Energy Infrastructure Portfolio	5,264	76,488
Alps Red Rocks Listed Private Equity Portfolio	33,490	13,457
American Century Investments VP Inflation Protection Fund	11,210	1,892
American Century Investments VP Mid Cap Value Fund	79,079	133,759
American Century Investments VP Value Fund	37,934	93,474
American Funds IS Blue Chip Income and Growth Fund	109,225	35,995
American Funds IS Global Growth and Income Fund	210,377	14,028
American Funds IS Growth Fund	210,830	89,913
American Funds IS Growth-Income Fund	141,251	45,802
American Funds IS International Fund	94,735	14,195
American Funds IS New World Fund	48,156	11,847
Blackrock 60/40 Target Allocation ETF VI Fund	3,358	443
Blackrock Global Allocation VI Fund	17,111	24,937
Blackrock High Yield VI Fund	40,076	126,131
BNY Mellon IP Technology Growth Portfolio	6,929	500
BNY Mellon Sustainable U.S. Equity Portfolio	763	146
BNY Mellon VIF Growth and Income Portfolio	17,305	4,534
Clearbridge Variable Large Cap Growth Portfolio	35,265	9,360
Clearbridge Variable Mid Cap Portfolio	5,942	1,659
Clearbridge Variable Small Cap Growth Portfolio	18,316	72,173
Columbia Variable Portfolio - Seligman Global Technology Fund	153,858	323,950
Columbia Variable Portfolio - Strategic Income Fund	2,165	375
Delaware VIP Emerging Markets Series	5,933	55,098
Delaware VIP International Series	3,320	10,454
Delaware VIP REIT Series	1,311	9,638
Delaware VIP Small Cap Value Series	49,817	94,774
Dimensional VA Equity Allocation Portfolio	897	1,241
Dimensional VA Global Moderate Allocation Portfolio	4,578	10,461
Dimensional VA International Value Portfolio	1,116	1,917
Dimensional VA International Small Portfolio	1,494	219
Dimensional VA US Large Value Portfolio	4,377	14,340
Dimensional VA US Targeted Value Portfolio	670	113
DWS Capital Growth VIP	18,385	1,361
Eaton Vance VT Floating-Rate Income Fund	129,728	6,539
Empower Aggressive Profile Fund	6,156	4,141
Empower Ariel Mid Cap Value Fund	3,044	859
Empower Bond Index Fund	8,228	19,037
Empower Conservative Profile Fund	319,930	7,578
Empower Conservative Profile Fund Class L	31,406	46,044
Empower Core Bond Fund	5,182	2,579
Empower Emerging Markets Equity Fund	3,000	269
Empower Global Bond Fund	5,438	4,871
Empower Government Money Market Fund	6,795,987	7,620,655

Subaccount	Purchases	Sales
Empower High Yield Bond Fund	$16,674	$40,506
Empower Inflation- Protected Securities Fund	2,230	3,507
Empower International Growth Fund	14,994	6,833
Empower International Index Fund	25,276	53,844
Empower International Value Fund	17,428	23,603
Empower Large Cap Growth Fund	35,199	28,183
Empower Large Cap Value Fund	17,713	109,101
Empower Lifetime 2015 Fund	207,804	197,402
Empower Lifetime 2020 Fund	23,243	3,601
Empower Lifetime 2025 Fund	42,476	7,213
Empower Lifetime 2030 Fund	35,681	6,493
Empower Lifetime 2035 Fund	51,561	5,807
Empower Lifetime 2040 Fund	725	2,697
Empower Mid Cap Value Fund	5,030	44,426
Empower Moderate Profile Fund	378,164	1,272,279
Empower Moderate Profile Fund Class L	715,827	686,049
Empower Moderately Aggressive Profile Fund	91,722	9,257
Empower Moderately Conservative Profile Fund	63,452	151,754
Empower Moderately Conservative Profile Fund Class L	185,262	169,749
Empower Multi- Sector Bond Fund	19,885	63,420
Empower Real Estate Index Fund	10,680	13,717
Empower S&P 500® Index Fund	3,666,593	7,107,230
Empower S&P Mid Cap 400® Index Fund	100,030	208,014
Empower S&P Small Cap 600® Index Fund	137,127	211,859
Empower Securefoundation® Balanced Fund	1,043,930	3,497,036
Empower Short Duration Bond Fund	20,289	42,056
Empower Small Cap Growth Fund	2,101	22,529
Empower Small Cap Value Fund	9,188	155,160
Empower T. Rowe Price Mid Cap Growth Fund	57,288	36,407
Empower U.S. Government Securities Fund	7,439	18,762
Federated Hermes High Income Bond Fund II	8,999	16,999
Fidelity VIP Asset Manager Portfolio	14,430	15,516
Fidelity VIP Balanced Portfolio	248,950	331,810
Fidelity VIP Contrafund Portfolio	546	148
Fidelity VIP Government Money Market Portfolio	415	1,355
Fidelity VIP Growth Opportunities Portfolio	4,706	3,195
Fidelity VIP Growth Portfolio	1,988	903
Fidelity VIP High Income Portfolio	981	42,946
Fidelity VIP Index 500 Portfolio	3,675	6,659
Fidelity VIP International Capital Appreciation Portfolio	16,473	14,653
Fidelity VIP Investment Grade Bond Portfolio	928	180
Fidelity VIP Overseas Portfolio	787	85,952
First Trust/Dow Jones Dividend & Income Allocation Portfolio	7,441	641
Franklin Income VIP Fund	149,638	68,751
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	1,829	1,351
Goldman Sachs VIT Us Equity Insights Fund	201	215
Invesco Oppenheimer V.I. International Growth Fund	15,377	1,030
Invesco Oppenheimer V.I. Main Street Small Cap Fund	62,880	122,301
Invesco Oppenheimer V.I. Total Return Bond Fund	488	17,440
Invesco V.I. Core Plus Bond Fund Series II	17,639	114

Subaccount	Purchases	Sales
Invesco V.I. Global Real Estate Fund	$1,051	$2,201
Invesco V.I. Growth & Income Fund	80,800	46,548
Invesco V.I. International Growth Fund	23,202	1,438
Invesco V.I. Small Cap Equity Fund	2,621	157
Ivy VIP Energy	317	6,835
Janus Henderson VIT Balanced Portfolio Service Shares	58,344	213,818
Janus Henderson VIT EnterprISe Portfolio Service Shares	146,046	18,004
Janus Henderson VIT Flexible Bond Portfolio Service Shares	18,815	16,209
Janus Henderson VIT Overseas Portfolio	96	77,832
JP Morgan Insurance Trust Income Builder Portfolio	206	278
JP Morgan Insurance Trust Small Cap Core Portfolio	8,810	913
Lord Abbett Series Developing Growth Portfolio	-	65
MFS VIT II International Growth Portfolio	509	98
MFS VIT II Technology Portfolio	146,138	237,956
MFS VIT III Blended Research Core Equity Portfolio	17,544	2,496
MFS VIT III Blended Research Small Cap Equity Portfolio	13,929	13,460
Neuberger Berman AMT Sustainable Equity Portfolio	17,639	2,944
NVIT Emerging Markets Fund	8	66
Pimco VIT Commodity Real Return Strategy Portfolio	30,846	4,248
Pimco VIT Long Term Us Government Portfolio	310	2,964
Pimco VIT Low Duration Portfolio	4,211	19,423
Pimco VIT Real Return Portfolio	3,581	101,240
Pimco VIT Short Term Portfolio	1,359	15,045
Pimco VIT Total Return Portfolio	17,327	123,995
Putnam VT Global Asset Allocation Fund	9,786	1,125
Putnam VT Global Equity Fund	4,341	723
Putnam VT Growth Opportunities Fund	192,094	302,133
Putnam VT Income Fund	563	119
Putnam VT International Equity Fund	3,242	93
Putnam VT International Growth Fund	-	-
Putnam VT International Value Fund	423	92
Putnam VT Large Cap Value Fund	6,682	24,692
Putnam VT Mortgage Securities Fund	6,610	879
Putnam VT Multi-Cap Core Fund	9,814	1,151
Putnam VT Research Fund	488	467
Putnam VT Small Cap Growth Fund	5,064	310
Putnam VT Small Cap Value Fund	28,061	83,231
T. Rowe Price Blue Chip Growth Portfolio Class II	188,189	195,678
T. Rowe Price Health Sciences Portfolio Class II	114,609	307,675
Van Eck VIP Global Hard Assets Fund	1,982	77,429

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account, an annual maintenance charge of $30 on accounts under $75,000, which is made directly to contract owner accounts through the redemption of units, for each contract. The maintenance charge, which is recorded as Contract Maintenance Charges on the accompanying Statements of Changes in Net Assets of the applicable Subaccounts, is waived on certain contracts.

Transfer Charges

The Company deducts a transfer charge for SmartTrack Advisor and SmartTrack II-5 Year products, exclusively. The Company deducts from certain Subaccounts assets, a fee of $25 for SmartTrack Advisor and $15 for SmartTrack II-5 Year contracts in excess of 12 transfers in any calendar year.

These charges are recorded as Transfers for contract benefits and terminations on the Statements of Changes in Net Assets of the applicable Subaccounts and may be waived under certain circumstances.

Charges Incurred for Surrenders

The Company deducts from each participant’s account, a maximum fee of 6% and, in the SmartTrack II and SmartTrack II-5 Year contracts, a maximum fee of 7% of an amount withdrawn that is deemed to be premium in excess of the free withdrawal amount. This charge is recorded as Transfers for contract benefits and terminations on the Statements of Changes in Net Assets of the applicable Subaccounts.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Proceeds from units sold on the Statements of Changes in Net Assets of the applicable Subaccounts.

Deductions for Assumption of Mortality and Expense Risk

The Company assumes mortality and expense risk related to the operations of the Separate Account. It deducts a daily charge from the unit value of each Subaccount equal to an effective annual rate of 1.25%; a daily charge from the unit value of each Subaccount of the SmartTrack II-5 Year contract equal to an effective annual rate of 1.20%; a daily charge from the unit value of each Subaccount of the SmartTrack contract equal to an effective annual rate of 0.25% or 0.45%; a daily charge from the unit value of each Subaccount of the SmartTrack Advisor contract equal to an effective annual rate of 0.20% or 0.40%; and a daily charge from the unit value of each Subaccount of the SmartTrack II contract equal to an effective annual rate of 1.00% or 1.20%, depending on if the death benefit option is chosen. The charges are recognized as Mortality and Expense Risk in the Statements of Operations and Contract Maintenance Charges in the Statements of Changes of in Net Assets of the applicable Subaccount.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in SmartTrack and SmartTrack II annuity contracts and a quarterly charge equal to a maximum annual rate of 2.25% from the covered fund value in SmartTrack II-5 Year and SmartTrack Advisor contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 1.00% for SmartTrack contracts; 0.65% to 0.90% for SmartTrack II contracts, depending on the type of rider selected; 0.65% to 1.30% for SmartTrack II-5 Year contracts, depending on the type of rider selected; and 0.90% to 1.30% for SmartTrack Advisor contracts, depending on the type of rider selected. If applicable, this charge is recognized as Contract Maintenance Charges on the Statements of Changes in Net Assets of the applicable Subaccount.

Fund Facilitation Fee

The Company deducts from certain Subaccount assets in the SmartTrack Advisor and SmartTrack II-5 Year contracts, a daily charge equal to an effective annual rate of 0.35% for fund facilitation. These fees are recorded as Mortality and expense risk in the Statements of Operations of the applicable Subaccounts.

Related Party Transactions

Transactions are recorded on the trade date. Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Subaccount for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

4.	FINANCIAL HIGHLIGHTS

For each Subaccount, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Subaccounts of the Separate Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statements of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statements of Assets and Liabilities due to rounding.

The Expense Ratios represent the annualized contract expenses of the respective Subaccounts of the Separate Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. When a new Subaccount is added to the Separate Account, the calculation of the total return begins on the day it has investment activity during the period. Unit values and returns for bands or Subaccounts that had no operations activity during the reporting period are not shown. As the total returns for the Subaccounts of the Separate Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Alger Capital Appreciation Portfolio
2022	1		$169.25	$169.25	$115	0.00%	1.40%	1.40%	(39.88)%	(37.40)%
2021	1		281.55	270.39	289	0.00%	1.25%	1.40%	22.31%	17.47%
2020	1		230.18	230.18	246	0.00%	1.40%	1.40%	39.78%	39.78%
2019	1		164.67	164.67	176	0.00%	1.40%	1.40%	31.73%	31.73%
2018	1		125.01	125.01	134	0.08%	1.40%	1.40%	(1.50)%	(1.50)%
Alger Large Cap Growth Portfolio
2022	1		176.11	176.11	129	0.00%	1.40%	1.40%	(42.43)%	(39.51)%
2021	1		305.90	291.13	220	0.00%	1.25%	1.40%	15.88%	10.29%
2020	1		263.97	263.97	200	0.21%	1.40%	1.40%	64.71%	64.71%
2019	1		160.26	160.26	121	0.00%	1.40%	1.40%	25.66%	25.66%
2018	1		127.54	127.54	96	0.00%	1.40%	1.40%	0.78%	0.78%
Alger Mid Cap Growth Portfolio
2022	0	*	110.80	110.80	7	0.00%	1.40%	1.40%	(39.61)%	(36.96)%
2021	1		183.46	175.76	116	0.00%	1.25%	1.40%	7.26%	2.75%
2020	1		171.05	171.05	113	0.00%	1.40%	1.40%	62.35%	62.35%
2019	1		105.36	105.36	70	0.00%	1.40%	1.40%	28.45%	28.45%
2018	1		82.03	82.03	54	0.00%	1.40%	1.40%	(8.74)%	(8.74)%
Alger Small Cap Growth Portfolio
2022	0	*	131.03	131.03	34	0.00%	1.40%	1.40%	(41.84)%	471.52%
2021	1		225.29	22.93	238	0.00%	0.25%	1.40%	(2.65)%	(7.18)%
2020	2		231.41	24.70	290	1.22%	1.20%	1.40%	64.84%	65.11%
2019	2		140.39	14.96	176	0.00%	1.20%	1.40%	27.54%	27.80%
2018	2		110.08	11.70	138	0.00%	1.20%	1.40%	0.02%	0.22%
Alps Alerian Energy Infrastructure Portfolio
2022	9		13.24	13.24	117	3.59%	1.20%	1.20%	9.83%	35.33%
2021	14		12.06	9.78	162	2.06%	0.20%	1.20%	43.69%	16.62%
2020	14		8.39	8.39	120	2.05%	1.20%	1.20%	(26.01)%	(26.01)%
2019	25		11.34	11.34	278	1.64%	1.20%	1.20%	18.98%	18.98%
2018	22		9.53	9.53	207	2.02%	1.20%	1.20%	(19.93)%	(19.93)%
*The Subaccount has units that round to less than 1000 units.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Alps Red Rocks Listed Private Equity Portfolio
2022	10	$14.54	$13.22	$138	11.61%	0.20%	1.20%	(29.30)%	(29.76)%
2021	11	20.56	18.82	212	4.38%	0.20%	1.20%	33.75%	13.64%
2020	12	15.37	16.56	180	9.56%	0.20%	1.20%	7.95%	9.05%
2019	13	14.24	15.19	184	0.00%	0.20%	1.20%	38.17%	39.56%
2018	18	10.31	10.89	183	5.85%	0.20%	1.20%	(13.58)%	(12.71)%
American Century Investments VP Inflation Protection Fund
2022	13	10.97	10.43	142	5.02%	0.20%	1.20%	(14.67)%	(12.62)%
2021	13	12.86	11.94	162	2.37%	0.20%	1.20%	11.17%	0.18%
2020	41	11.57	11.91	475	2.25%	0.45%	1.20%	8.29%	9.11%
2019	13	10.68	10.92	139	2.31%	0.45%	1.20%	7.60%	8.41%
2018	23	9.93	10.08	225	3.37%	0.45%	1.20%	(3.98)%	(3.25)%
American Century Investments VP Mid Cap Value Fund
2022	24	15.17	16.70	399	2.08%	0.20%	1.20%	(50.95)%	9.44%
2021	32	30.92	15.26	538	1.02%	0.20%	1.20%	119.33%	21.55%
2020	34	14.10	12.55	483	1.80%	0.20%	1.20%	(0.08)%	0.91%
2019	37	14.11	12.44	520	1.91%	0.20%	1.20%	27.45%	28.74%
2018	33	11.07	19.42	376	1.27%	0.25%	1.20%	(14.00)%	(13.18)%
American Century Investments VP Value Fund
2022	19	15.53	16.51	314	1.86%	0.20%	1.20%	(11.32)%	7.49%
2021	24	17.51	15.36	406	1.60%	0.20%	1.20%	29.12%	22.79%
2020	26	13.56	12.51	354	2.22%	0.20%	1.20%	(0.35)%	0.61%
2019	41	13.61	12.43	563	1.99%	0.20%	1.20%	25.41%	26.66%
2018	37	10.86	9.81	399	1.62%	0.20%	1.20%	(10.36)%	(9.45)%
American Funds IS Blue Chip Income and Growth Fund
2022	14	13.58	13.58	192	1.98%	1.20%	1.20%	(13.03)%	(9.77)%
2021	11	15.61	15.05	170	0.99%	0.20%	1.20%	30.70%	25.99%
2020	18	11.94	11.94	219	1.95%	1.20%	1.20%	7.22%	7.22%
2019	9	11.14	11.14	103	1.80%	1.20%	1.20%	19.59%	19.59%
American Funds IS Global Growth and Income Fund
2022	63	13.68	12.93	817	2.17%	0.20%	1.20%	(17.73)%	(18.55)%
2021	63	16.63	15.87	1,008	1.48%	0.20%	1.20%	18.53%	9.00%
2020	62	14.03	14.56	867	1.28%	0.20%	1.20%	7.29%	8.35%
2019	54	13.08	13.44	704	1.81%	0.20%	1.20%	29.17%	30.48%
2018	54	10.13	10.30	545	2.59%	0.20%	1.20%	(10.97)%	(10.06)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Growth Fund
2022	76	$15.82	$15.10	$1,156	0.10%	0.20%	1.20%	(30.25)%	(30.95)%
2021	79	22.69	21.87	1,738	0.06%	0.20%	1.20%	24.73%	20.23%
2020	79	18.19	18.19	1,435	0.23%	1.20%	1.20%	49.96%	49.96%
2019	67	12.13	12.13	814	0.59%	1.20%	1.20%	28.88%	28.88%
2018	24	9.41	9.41	224	0.10%	1.20%	1.20%	(5.85)%	(5.85)%
American Funds IS Growth-Income Fund
2022	52	13.72	13.22	684	1.16%	0.40%	1.20%	(17.64)%	(17.70)%
2021	49	16.66	16.06	789	1.01%	0.20%	1.20%	26.90%	22.32%
2020	48	13.13	13.13	629	1.35%	1.20%	1.20%	11.92%	11.92%
2019	43	11.73	11.73	499	1.52%	1.20%	1.20%	24.36%	24.36%
2018	40	9.43	9.43	374	2.10%	1.20%	1.20%	(5.66)%	(5.66)%
American Funds IS International Fund
2022	53	12.21	10.38	568	1.54%	0.20%	1.20%	(21.18)%	(20.42)%
2021	54	15.49	13.04	734	2.27%	0.20%	1.20%	13.14%	(17.43)%
2020	55	13.70	15.80	768	0.50%	0.20%	1.20%	12.26%	13.40%
2019	50	12.20	13.93	626	1.26%	0.20%	1.20%	21.20%	22.43%
2018	53	10.06	11.38	538	1.69%	0.20%	1.20%	(14.45)%	(13.58)%
American Funds IS New World Fund
2022	31	14.13	13.57	427	1.10%	0.20%	1.20%	(24.23)%	(23.18)%
2021	32	18.65	17.66	562	0.64%	0.20%	1.20%	9.13%	1.31%
2020	32	17.09	17.44	549	0.05%	0.20%	1.20%	21.79%	23.05%
2019	25	14.03	14.17	357	0.78%	0.20%	1.20%	27.28%	28.56%
2018	22	11.02	11.02	238	0.93%	0.20%	1.20%	(15.28)%	(14.43)%
Blackrock 60/40 Target Allocation ETF VI Fund
2022	15	11.65	11.65	169	1.86%	0.25%	0.25%	(15.36)%	(13.07)%
2021	15	13.77	13.40	200	1.38%	0.20%	1.20%	37.67%	34.04%
Blackrock Global Allocation VI Fund
2022	79	13.55	12.07	961	0.00%	0.25%	1.20%	(16.28)%	(17.07)%
2021	80	16.19	14.55	1,172	0.83%	0.20%	1.20%	17.00%	(4.60)%
2020	84	13.84	15.25	1,172	1.37%	0.25%	1.20%	19.30%	20.39%
2019	102	11.60	12.67	1,209	1.35%	0.25%	1.20%	16.34%	17.46%
2018	90	9.97	10.78	910	1.02%	0.25%	1.20%	(8.68)%	(7.81)%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Blackrock High Yield VI Fund
2022	58		$11.89	$11.62	$688	5.05%	0.20%	1.20%	(15.93)%	(11.62)%
2021	67		14.14	13.15	901	4.28%	0.20%	1.20%	11.82%	3.65%
2020	79		12.65	12.69	1,009	5.48%	0.20%	1.20%	5.76%	6.79%
2019	101		11.96	11.88	1,208	5.15%	0.20%	1.20%	13.49%	14.64%
2018	75		10.54	10.36	795	5.28%	0.20%	1.20%	(4.06)%	(3.13)%
BNY Mellon IP Technology Growth Portfolio
2022	2		29.65	17.10	51	0.00%	0.25%	1.20%	(46.65)%	(47.16)%
2021	2		55.57	32.36	96	0.00%	0.25%	1.20%	63.18%	(34.57)%
2020	4		34.06	49.46	157	0.07%	0.25%	1.20%	67.56%	69.14%
2019	5		17.35	29.24	97	0.00%	0.25%	1.20%	24.01%	25.20%
2018	5		13.99	23.35	78	0.00%	0.25%	1.20%	(2.45)%	(1.52)%
BNY Mellon Sustainable U.S. Equity Portfolio
2022	0	*	85.12	85.12	9	0.52%	1.40%	1.40%	(27.07)%	(23.94)%
2021	0	*	116.72	111.92	12	0.74%	1.25%	1.40%	30.61%	25.23%
2020	0	*	89.37	89.37	10	1.16%	1.40%	1.40%	22.40%	22.40%
2019	0	*	73.01	73.01	8	1.44%	1.40%	1.40%	32.47%	32.47%
2018	0	*	55.11	55.11	6	1.74%	1.40%	1.40%	(5.71)%	(5.71)%
BNY Mellon VIF Growth and Income Portfolio
2022	1		97.20	97.20	77	0.79%	1.40%	1.40%	(19.41)%	(16.00)%
2021	1		120.62	115.72	96	0.48%	1.25%	1.40%	29.13%	23.88%
2020	1		93.41	93.41	77	0.84%	1.40%	1.40%	22.91%	22.91%
2019	1		76.00	76.00	65	1.08%	1.40%	1.40%	27.33%	27.33%
2018	1		59.69	59.69	51	0.81%	1.40%	1.40%	(6.02)%	(6.02)%
Clearbridge Variable Large Cap Growth Portfolio
2022	27		15.99	15.11	413	0.00%	0.20%	1.20%	(32.55)%	(33.22)%
2021	27		23.70	22.62	620	0.00%	0.20%	1.20%	25.93%	15.84%
2020	34		18.82	19.53	646	0.02%	0.20%	1.20%	28.84%	30.19%
2019	32		14.61	15.00	463	0.16%	0.20%	1.20%	30.27%	31.58%
2018	28		11.21	11.35	316	0.22%	0.45%	1.20%	(1.42)%	(0.68)%
*The Subaccount has units that round to less than 1000 units.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Clearbridge Variable Mid Cap Portfolio
2022	7	$12.83	$12.83	$87	0.09%	1.20%	1.20%	(29.75)%	(26.39)%
2021	7	18.26	17.43	119	0.03%	0.20%	1.20%	32.93%	26.86%
2020	7	13.74	13.74	103	0.04%	1.20%	1.20%	13.72%	13.72%
2019	10	12.08	12.08	125	0.36%	1.20%	1.20%	31.07%	31.07%
2018	11	9.22	9.22	100	0.40%	1.20%	1.20%	(13.84)%	(13.84)%
Clearbridge Variable Small Cap Growth Portfolio
2022	35	18.22	16.66	589	0.00%	0.20%	1.20%	(29.69)%	(29.85)%
2021	38	25.91	23.75	918	0.00%	0.20%	1.20%	21.07%	3.53%
2020	37	21.40	22.94	798	0.00%	0.20%	1.20%	41.19%	42.60%
2019	33	15.16	16.09	501	0.00%	0.20%	1.20%	25.05%	26.30%
2018	39	12.12	12.74	472	0.00%	0.20%	1.20%	1.97%	3.00%
Columbia Variable Portfolio - Seligman Global Technology Fund
2022	9	47.15	47.15	426	0.00%	1.40%	1.40%	(33.76)%	(32.67)%
2021	15	71.17	70.03	1,041	0.40%	1.25%	1.40%	39.33%	35.09%
2020	15	51.08	51.84	763	0.00%	1.25%	1.40%	44.17%	44.39%
2019	15	35.43	35.90	532	0.00%	1.25%	1.40%	53.16%	53.38%
2018	15	23.14	23.41	349	0.00%	1.25%	1.40%	(9.43)%	(9.30)%
Columbia Variable Portfolio - Strategic Income Fund
2022	3	9.98	9.98	30	2.72%	1.20%	1.20%	(15.72)%	(12.57)%
2021	3	11.84	11.41	34	5.25%	0.20%	1.20%	4.17%	0.42%
2020	3	11.36	11.36	34	3.67%	1.20%	1.20%	5.31%	5.31%
2019	3	10.79	10.79	32	3.62%	1.20%	1.20%	8.91%	8.91%
2018	3	9.90	9.90	30	3.23%	1.20%	1.20%	(0.96)%	(0.96)%
Delaware VIP Emerging Markets Series
2022	7	12.40	11.36	76	4.38%	0.20%	1.20%	(28.85)%	(16.48)%
2021	11	17.42	13.60	184	0.08%	0.20%	1.20%	4.72%	(23.59)%
2020	20	16.64	17.80	334	0.53%	0.20%	1.20%	23.24%	24.38%
2019	33	13.50	14.31	452	0.44%	0.20%	1.20%	20.79%	22.01%
2018	28	11.18	11.89	316	2.84%	0.25%	1.20%	(17.03)%	(16.23)%
Delaware VIP International Series
2022	3	8.90	8.72	22	1.27%	0.20%	1.20%	(16.93)%	(19.40)%
2021	4	10.71	10.82	42	0.93%	0.20%	1.20%	5.35%	6.42%
2020	4	10.17	10.17	39	0.00%	2.00%	1.20%	1.70%	1.74%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Delaware VIP REIT Series
2022	4	$11.10	$11.33	$40	2.69%	0.20%	1.20%	(53.34)%	(23.39)%
2021	4	23.79	14.79	64	2.17%	0.20%	1.20%	82.25%	40.92%
2020	7	13.05	10.50	75	1.77%	0.20%	1.20%	(11.69)%	(10.82)%
2019	10	14.78	11.77	120	2.41%	0.20%	1.20%	24.98%	26.25%
2018	17	11.83	9.32	167	1.70%	0.20%	1.20%	(8.62)%	(7.75)%
Delaware VIP Small Cap Value Series
2022	12	15.08	15.08	174	0.63%	1.20%	1.20%	(46.23)%	(1.02)%
2021	15	28.04	15.23	261	0.61%	0.20%	1.20%	113.28%	15.86%
2020	15	13.15	13.15	198	1.13%	1.20%	1.20%	(3.32)%	(3.32)%
2019	26	13.60	13.60	351	0.77%	1.20%	1.20%	26.20%	26.20%
2018	-	-	-	-	0.00%	0.00%	0.00%	0.00%	0.00%
Dimensional VA Equity Allocation Portfolio
2022	1	14.80	14.80	20	1.79%	0.55%	0.55%	(14.15)%	(13.64)%
2021	1	17.24	17.14	24	2.16%	0.55%	0.75%	23.69%	22.95%
2020	1	13.94	13.94	20	1.99%	0.20%	0.20%	39.39%	39.39%
Dimensional VA Global Moderate Allocation Portfolio
2022	12	13.07	13.07	154	1.43%	0.55%	0.55%	(11.44)%	(10.91)%
2021	12	14.76	14.67	184	1.41%	0.55%	0.75%	13.58%	12.90%
2020	13	12.99	12.99	170	1.24%	0.20%	0.20%	29.91%	29.91%
Dimensional VA International Value Portfolio
2022	2	11.01	11.01	22	3.81%	0.55%	0.55%	(3.99)%	5.12%
2021	2	11.47	10.48	25	3.96%	0.55%	1.55%	17.47%	7.29%
2020	2	9.76	9.76	21	2.92%	0.55%	0.55%	(2.27)%	(2.27)%
2019	2	9.99	9.99	20	2.84%	0.55%	0.55%	15.23%	15.23%
2018	3	8.67	8.67	22	2.85%	0.55%	0.55%	(17.55)%	(17.55)%
Dimensional VA International Small Portfolio
2022	2	10.44	10.44	18	2.60%	0.55%	0.55%	(18.09)%	(10.88)%
2021	2	12.74	11.71	21	2.58%	0.55%	1.55%	13.94%	4.71%
2020	2	11.18	11.18	18	2.52%	0.55%	0.55%	8.79%	8.79%
2019	2	10.28	10.28	16	2.09%	0.55%	0.55%	23.21%	23.21%
2018	3	8.34	8.34	22	1.80%	0.55%	0.55%	(20.21)%	(20.21)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Dimensional VA US Large Value Portfolio
2022	9	$13.79	$13.79	$124	2.16%	0.55%	0.55%	(5.40)%	5.95%
2021	10	14.58	13.02	146	1.73%	0.55%	1.55%	26.34%	12.81%
2020	10	11.54	11.54	119	3.86%	0.55%	0.55%	(1.88)%	(1.88)%
2019	8	11.76	11.76	91	1.86%	0.55%	0.55%	25.10%	25.10%
2018	11	9.40	9.40	100	2.19%	0.55%	0.55%	(12.60)%	(12.60)%
Dimensional VA US Targeted Value Portfolio
2022	1	13.27	13.27	7	1.32%	1.55%	1.55%	(13.10)%	(5.68)%
2021	1	15.27	14.07	8	1.44%	0.55%	1.55%	49.28%	37.53%
2020	1	10.23	10.23	6	0.49%	1.55%	1.55%	2.41%	2.41%
2019	8	9.99	9.99	80	2.43%	1.55%	1.55%	20.67%	20.67%
2018	1	8.28	8.28	5	0.98%	1.55%	1.55%	(17.17)%	(17.17)%
DWS Capital Growth VIP
2022	5	18.51	18.51	100	0.00%	1.20%	1.20%	(64.39)%	(31.73)%
2021	5	51.97	27.11	147	0.00%	0.20%	1.20%	131.94%	(36.28)%
2020	6	22.41	42.54	156	0.29%	0.25%	1.20%	37.04%	38.35%
2019	6	16.35	30.75	114	0.16%	0.25%	1.20%	35.16%	36.45%
2018	6	12.10	22.54	84	0.47%	0.25%	1.20%	(3.05)%	(2.12)%
Eaton Vance VT Floating-Rate Income Fund
2022	23	11.24	11.05	259	4.81%	0.20%	1.20%	(7.32)%	(3.66)%
2021	13	12.13	11.47	155	2.88%	0.20%	1.20%	8.02%	2.11%
2020	19	11.23	11.23	210	3.66%	1.20%	1.20%	0.80%	0.80%
2019	43	11.14	11.14	481	4.29%	1.20%	1.20%	5.80%	5.80%
2018	43	10.53	10.29	450	3.81%	0.20%	1.20%	(1.27)%	(0.27)%
Empower Aggressive Profile Fund
2022	3	13.51	13.51	45	1.52%	1.20%	1.20%	(20.01)%	(16.18)%
2021	4	16.90	16.12	58	4.22%	0.20%	1.20%	23.72%	18.06%
2020	6	13.66	13.66	78	1.07%	1.20%	1.20%	10.67%	10.67%
2019	19	12.34	12.34	230	1.97%	1.20%	1.20%	24.59%	24.59%
2018	18	9.90	9.90	183	2.68%	1.20%	1.20%	(11.48)%	(11.48)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Ariel Mid Cap Value Fund
2022	1	$13.65	$13.65	$11	4.94%	1.20%	1.20%	(55.84)%	(13.98)%
2021	1	30.91	15.87	13	2.12%	0.20%	1.20%	104.68%	(34.24)%
2020	9	15.10	24.13	123	2.83%	0.45%	1.20%	7.78%	8.59%
2019	10	11.81	22.22	128	1.27%	0.45%	1.20%	22.84%	23.77%
2018	5	11.40	9.62	49	0.69%	1.20%	1.20%	(15.43)%	(15.43)%
Empower Bond Index Fund
2022	49	9.90	9.37	471	1.16%	0.20%	1.20%	(20.35)%	(14.71)%
2021	50	12.43	10.99	565	0.81%	0.20%	1.20%	9.09%	(6.85)%
2020	51	11.39	11.79	612	1.96%	0.20%	1.20%	5.77%	6.94%
2019	35	10.77	11.03	393	1.11%	0.20%	1.20%	6.80%	7.88%
2018	28	10.08	10.22	300	1.38%	0.20%	1.20%	(1.60)%	(0.61)%
Empower Conservative Profile Fund
2022	61	11.51	10.90	679	2.06%	0.25%	1.20%	(10.37)%	(11.00)%
2021	35	12.84	12.25	443	2.09%	0.20%	1.20%	10.12%	1.48%
2020	51	11.66	12.07	606	2.13%	0.25%	1.20%	6.97%	7.90%
2019	54	10.90	11.19	603	1.70%	0.25%	1.20%	10.21%	11.26%
2018	152	9.89	10.05	1,513	3.04%	0.25%	1.20%	(4.31)%	(3.39)%
Empower Conservative Profile Fund Class L
2022	61	11.38	10.76	663	1.09%	0.20%	1.20%	(10.33)%	(11.22)%
2021	65	12.70	12.12	788	1.36%	0.20%	1.20%	9.83%	1.03%
2020	93	11.56	11.99	1,075	1.11%	0.20%	1.20%	6.63%	7.72%
2019	71	10.84	10.84	771	1.45%	1.20%	1.20%	9.89%	9.89%
2018	79	9.86	9.86	783	2.37%	1.20%	1.20%	(4.47)%	(4.47)%
Empower Core Bond Fund
2022	23	10.04	9.63	234	1.14%	0.20%	1.20%	(23.35)%	(15.72)%
2021	23	13.10	11.42	275	0.79%	0.20%	1.20%	11.58%	(4.88)%
2020	27	11.74	12.01	332	3.25%	0.20%	1.20%	6.73%	7.80%
2019	19	11.08	11.14	216	1.99%	0.20%	0.40%	8.76%	8.97%
2018	12	11.37	10.22	128	2.49%	0.20%	0.25%	(1.46)%	(1.40)%
*The Subaccount has units that round to less than 1000 units.

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Empower Emerging Markets Equity Fund
2022	5		$8.82	$8.42	$41	1.30%	0.20%	1.20%	(22.49)%	(23.26)%
2021	4		11.38	10.97	50	1.24%	0.20%	1.20%	(2.04)%	(8.07)%
2020	5		11.62	11.93	55	4.90%	0.20%	1.20%	18.17%	19.33%
2019	0	*	9.83	9.83	5	1.24%	1.20%	1.20%	20.22%	20.22%
2018	0	*	8.18	8.18	3	0.80%	1.20%	1.20%	(18.21)%	(18.21)%
Empower Global Bond Fund
2022	35		8.79	7.96	286	0.74%	0.20%	1.20%	(21.16)%	(14.82)%
2021	35		11.15	9.35	338	0.07%	0.20%	1.20%	9.18%	(15.47)%
2020	37		10.21	11.06	388	1.17%	0.20%	1.20%	4.12%	5.11%
2019	33		9.81	10.52	328	3.58%	0.20%	1.20%	2.83%	3.86%
2018	43		9.54	9.54	412	2.92%	1.20%	1.20%	(1.47)%	(1.47)%
Empower Government Money Market Fund
2022	183		10.39	9.62	1,835	0.92%	0.20%	1.20%	1.02%	2.11%
2021	267		10.29	9.42	2,659	0.01%	0.20%	1.20%	5.72%	(8.62)%
2020	374		9.73	10.31	3,744	0.31%	0.20%	1.20%	(0.91)%	0.05%
2019	457		9.62	10.30	4,628	1.69%	0.20%	1.20%	0.53%	1.56%
2018	234		9.57	10.14	2,339	1.42%	0.20%	1.20%	0.18%	1.18%
Empower High Yield Bond Fund
2022	25		15.75	11.65	295	3.19%	0.25%	1.20%	(12.01)%	(11.68)%
2021	28		17.90	13.19	371	2.79%	0.20%	1.20%	31.76%	(23.80)%
2020	47		13.58	17.31	622	3.79%	0.25%	1.20%	13.96%	10.54%
2019	70		11.92	15.66	845	5.50%	0.25%	1.20%	13.04%	14.11%
2018	58		10.55	13.73	626	7.87%	0.25%	1.20%	(5.08)%	(4.16)%
Empower Inflation- Protected Securities Fund
2022	2		10.77	10.28	25	4.93%	0.20%	1.20%	(9.10)%	(10.00)%
2021	3		11.85	11.42	31	2.47%	0.20%	1.20%	7.38%	0.78%
2020	3		11.03	11.33	30	1.12%	0.20%	1.20%	6.29%	7.35%
2019	1		10.38	10.38	12	1.49%	1.20%	1.20%	5.08%	5.08%
2018	1		9.88	9.88	13	3.41%	1.20%	1.20%	(1.22)%	(1.22)%
*The Subaccount has units that round to less than 1000 units.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower International Growth Fund
2022	10	$13.22	$11.05	$119	0.00%	0.20%	1.20%	(45.27)%	(31.18)%
2021	10	24.15	16.06	163	0.14%	0.20%	1.20%	57.55%	(10.61)%
2020	11	15.33	17.97	182	0.00%	0.20%	1.20%	26.80%	28.10%
2019	8	12.09	12.09	102	0.10%	1.20%	1.20%	32.46%	32.46%
2018	13	9.12	9.12	121	0.00%	1.20%	1.20%	(17.87)%	(17.87)%
Empower International Index Fund
2022	60	13.06	11.03	765	1.69%	0.20%	1.20%	(31.62)%	(15.76)%
2021	63	19.10	13.10	946	2.26%	0.20%	1.20%	59.57%	(5.69)%
2020	60	11.97	13.89	824	1.81%	0.20%	1.20%	6.28%	7.31%
2019	70	11.26	12.94	886	2.48%	0.20%	1.20%	19.80%	21.00%
2018	61	9.40	10.69	668	1.90%	0.20%	1.20%	(14.87)%	(14.01)%
Empower International Value Fund
2022	22	13.28	12.41	287	1.14%	0.20%	1.20%	(39.80)%	(16.19)%
2021	23	22.06	14.80	356	1.64%	0.20%	1.20%	63.23%	4.34%
2020	23	13.52	14.19	335	0.84%	0.20%	1.20%	8.40%	9.55%
2019	40	12.47	12.95	519	1.31%	0.20%	1.20%	20.61%	21.83%
2018	35	10.34	14.98	373	1.50%	0.25%	1.20%	(16.59)%	(15.79)%
Empower Large Cap Growth Fund
2022	18	23.00	22.26	405	0.35%	0.20%	1.20%	(25.65)%	(24.07)%
2021	19	30.94	29.31	561	0.91%	0.20%	1.20%	26.03%	17.85%
2020	29	24.55	24.87	720	2.95%	0.20%	1.20%	39.80%	41.15%
2019	19	17.56	17.62	340	0.19%	0.20%	1.20%	34.59%	35.93%
2018	20	13.05	12.96	267	0.29%	0.20%	1.20%	(1.15)%	(0.15)%
Empower Large Cap Value Fund
2022	41	13.27	12.96	528	0.05%	0.45%	1.20%	(4.49)%	(4.68)%
2021	48	13.90	13.60	657	0.33%	0.20%	1.20%	27.22%	23.37%
2020	59	10.92	11.02	647	0.07%	0.45%	1.20%	2.46%	3.24%
2019	66	10.66	10.68	709	0.00%	0.25%	1.20%	6.59%	6.77%
Empower Lifetime 2015 Fund
2022	-	-	-	-	0.00%	0.20%	1.20%	(12.44)%	(13.30)%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Empower Lifetime 2020 Fund
2022	23		$12.74	$12.74	$289	2.04%	1.20%	1.20%	(18.50)%	(13.99)%
2021	23		15.63	14.81	336	2.30%	0.20%	1.20%	13.83%	7.86%
2020	23		13.73	13.73	311	2.17%	1.20%	1.20%	10.03%	10.03%
2019	23		12.48	12.48	283	1.90%	1.20%	1.20%	15.06%	15.06%
2018	23		10.85	10.85	246	3.14%	1.20%	1.20%	(6.08)%	(6.08)%
Empower Lifetime 2025 Fund
2022	44		13.10	13.10	578	1.67%	1.20%	1.20%	(19.34)%	(14.86)%
2021	44		16.24	15.38	678	2.14%	0.20%	1.20%	14.90%	8.85%
2020	45		14.13	14.13	631	2.07%	1.20%	1.20%	10.92%	10.92%
2019	44		12.74	12.74	562	1.53%	1.20%	1.20%	16.60%	16.60%
2018	44		10.93	10.93	482	2.42%	1.20%	1.20%	(6.86)%	(6.86)%
Empower Lifetime 2030 Fund
2022	30		13.67	13.67	414	1.84%	1.20%	1.20%	(20.06)%	(14.68)%
2021	30		17.09	16.02	492	2.53%	0.20%	1.20%	16.37%	9.03%
2020	30		14.69	14.69	447	2.23%	1.20%	1.20%	11.29%	11.29%
2019	30		13.20	13.20	401	1.95%	1.20%	1.20%	18.57%	18.57%
2018	30		11.13	11.13	339	3.43%	1.20%	1.20%	(7.85)%	(7.85)%
Empower Lifetime 2035 Fund
2022	45		15.04	14.11	649	1.47%	0.25%	1.20%	(15.83)%	(15.93)%
2021	45		17.87	16.79	776	2.33%	0.20%	1.20%	18.33%	6.34%
2020	45		15.10	15.79	690	0.00%	0.25%	1.20%	11.92%	13.00%
2019	26		13.49	13.97	353	1.49%	0.25%	1.20%	20.71%	21.87%
2018	26		11.17	11.46	290	1.64%	0.25%	1.20%	(8.97)%	(8.10)%
Empower Lifetime 2040 Fund
2022	0	*	14.61	14.61	7	1.55%	1.20%	1.20%	(21.64)%	(15.59)%
2021	1		18.64	17.31	12	2.85%	0.20%	1.20%	20.03%	11.43%
2020	1		15.53	15.53	10	1.27%	1.20%	1.20%	12.23%	12.23%
2019	2		13.84	13.84	21	1.99%	1.20%	1.20%	22.35%	22.35%
2018	1		11.31	11.31	10	2.77%	1.20%	1.20%	(9.85)%	(9.85)%
*The Subaccount has units that round to less than 1000 units.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Mid Cap Value Fund
2022	14	$14.67	$14.67	$200	0.56%	1.20%	1.20%	(17.63)%	(6.67)%
2021	16	17.81	15.72	274	16.69%	0.20%	1.20%	36.14%	20.16%
2020	17	13.08	13.08	228	0.73%	1.20%	1.20%	(1.50)%	(1.50)%
2019	23	13.28	13.28	300	0.20%	1.20%	1.20%	19.05%	19.05%
2018	28	11.16	11.16	316	5.17%	1.20%	1.20%	(13.36)%	(13.36)%
Empower Moderate Profile Fund
2022	309	12.70	12.17	3,765	2.18%	0.45%	1.20%	(13.43)%	(13.07)%
2021	405	14.67	14.00	5,681	3.29%	0.20%	1.20%	15.94%	6.85%
2020	446	12.65	13.10	5,653	1.61%	0.25%	1.20%	9.94%	10.97%
2019	480	11.51	11.81	5,540	2.00%	0.25%	1.20%	16.12%	17.22%
2018	493	9.91	10.07	4,893	3.15%	0.25%	1.20%	(7.41)%	(6.53)%
Empower Moderate Profile Fund Class L
2022	990	12.71	12.00	11,928	1.78%	0.20%	1.20%	(12.33)%	(13.20)%
2021	1,034	14.49	13.83	14,343	1.94%	0.20%	1.20%	15.50%	6.25%
2020	1,075	12.55	13.02	13,521	1.00%	0.20%	1.20%	9.68%	10.79%
2019	1,099	11.44	11.75	12,578	0.95%	0.20%	1.20%	15.83%	16.99%
2018	1,019	9.87	10.04	10,064	1.91%	0.20%	1.20%	(7.58)%	(6.64)%
Empower Moderately Aggressive Profile Fund
2022	75	13.35	12.62	985	1.57%	0.20%	1.20%	(13.27)%	(14.13)%
2021	76	15.40	14.69	1,143	4.59%	0.20%	1.20%	18.29%	8.81%
2020	76	13.02	13.50	1,009	1.82%	0.20%	1.20%	10.39%	11.50%
2019	128	11.79	12.11	1,531	1.67%	0.20%	1.20%	18.90%	20.11%
2018	133	9.91	10.08	1,336	2.82%	0.20%	1.20%	(8.73)%	(7.81)%
Empower Moderately Conservative Profile Fund
2022	75	12.19	11.52	881	1.63%	0.20%	1.20%	(10.99)%	(11.88)%
2021	87	13.70	13.07	1,153	2.52%	0.20%	1.20%	12.99%	3.93%
2020	125	12.13	12.58	1,544	1.67%	0.20%	1.20%	8.26%	9.35%
2019	55	11.20	11.20	612	1.94%	1.20%	1.20%	13.09%	13.09%
2018	55	9.90	9.90	545	2.95%	1.20%	1.20%	(5.86)%	(5.86)%
Empower Moderately Conservative Profile Fund Class L
2022	262	12.01	11.35	3,075	1.17%	0.20%	1.20%	(11.19)%	(12.07)%
2021	275	13.52	12.91	3,642	2.41%	0.20%	1.20%	12.72%	3.69%
2020	255	12.00	12.45	3,121	0.74%	0.20%	1.20%	7.88%	8.98%
2019	166	11.12	11.42	1,853	1.25%	0.20%	1.20%	12.79%	13.91%
2018	170	9.86	10.00	1,680	2.64%	0.40%	1.20%	(6.02)%	(5.26)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Multi- Sector Bond Fund
2022	40	$14.28	$10.86	$476	2.29%	0.25%	1.20%	(11.64)%	(12.47)%
2021	44	16.16	12.40	598	2.11%	0.20%	1.20%	29.19%	(22.74)%
2020	67	12.51	16.05	884	3.24%	0.25%	1.20%	8.37%	8.83%
2019	87	11.54	14.75	1,056	1.68%	0.25%	1.20%	10.41%	11.45%
2018	81	10.45	13.23	887	2.63%	0.25%	1.20%	(4.27)%	(3.34)%
Empower Real Estate Index Fund
2022	14	11.14	11.41	169	1.67%	0.20%	1.20%	(41.70)%	(23.98)%
2021	15	19.11	15.01	241	0.54%	0.20%	1.20%	73.58%	42.58%
2020	28	11.01	10.53	310	1.63%	0.20%	1.20%	(12.64)%	(11.74)%
2019	41	12.60	11.93	521	0.88%	0.20%	1.20%	20.93%	22.16%
2018	30	10.42	9.77	314	2.04%	0.20%	1.20%	(5.99)%	(5.04)%
Empower S&P 500® Index Fund
2022	408	18.32	18.28	8,475	0.34%	0.20%	1.20%	(55.09)%	(18.08)%
2021	578	40.79	22.31	14,349	0.37%	0.20%	1.20%	85.97%	26.67%
2020	626	21.94	17.62	12,198	0.80%	0.20%	1.20%	16.37%	17.52%
2019	632	18.85	14.99	10,470	0.71%	0.20%	1.20%	29.28%	30.58%
2018	608	14.58	11.48	7,904	0.76%	0.20%	1.20%	(6.03)%	(5.08)%
Empower S&P Mid Cap 400® Index Fund
2022	128	15.38	15.80	2,173	0.43%	0.20%	1.20%	(53.24)%	(10.48)%
2021	138	32.88	17.64	2,739	1.40%	0.20%	1.20%	117.88%	22.53%
2020	153	15.09	14.40	2,497	1.06%	0.20%	1.20%	11.78%	12.85%
2019	198	13.50	12.76	2,741	0.30%	0.20%	1.20%	23.99%	25.24%
2018	176	10.89	10.19	2,030	0.70%	0.20%	1.20%	(12.63)%	(11.74)%
Empower S&P Small Cap 600® Index Fund
2022	115	14.46	15.61	2,035	0.47%	0.20%	1.20%	(57.54)%	(9.18)%
2021	125	34.06	17.18	2,670	1.93%	0.20%	1.20%	124.06%	24.44%
2020	144	15.20	13.81	2,462	1.57%	0.20%	1.20%	9.60%	10.73%
2019	162	13.87	12.47	2,411	0.61%	0.20%	1.20%	20.83%	22.05%
2018	147	11.48	10.22	1,891	1.27%	0.20%	1.20%	(10.08)%	(9.17)%
Empower Securefoundation® Balanced Fund
2022	1,060	13.24	13.35	13,928	1.56%	0.20%	1.20%	(39.26)%	(12.02)%
2021	1,299	21.80	15.17	20,244	1.91%	0.20%	1.20%	43.70%	7.78%
2020	1,564	15.17	14.08	22,303	2.14%	0.20%	1.20%	12.19%	13.35%
2019	1,730	13.52	12.42	21,949	1.97%	0.20%	1.20%	16.07%	17.23%
2018	1,655	11.65	10.60	18,073	2.37%	0.20%	1.20%	(6.67)%	(5.72)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Short Duration Bond Fund
2022	115	$10.70	$10.05	$1,240	1.48%	0.20%	1.20%	(11.23)%	(5.24)%
2021	118	12.06	10.61	1,336	1.03%	0.20%	1.20%	12.11%	(5.52)%
2020	120	10.75	11.23	1,371	2.06%	0.20%	1.20%	3.40%	4.42%
2019	92	10.40	10.75	1,027	2.08%	0.20%	1.20%	4.14%	5.20%
2018	99	9.99	10.22	1,052	1.89%	0.20%	1.20%	(0.58)%	0.42%
Empower Small Cap Growth Fund
2022	3	17.90	17.90	52	0.46%	1.20%	1.20%	(30.13)%	(21.82)%
2021	4	25.62	22.90	98	6.65%	0.20%	1.20%	18.64%	2.37%
2020	5	21.60	22.37	111	7.03%	0.45%	1.20%	35.24%	36.32%
2019	9	15.97	16.41	140	0.00%	0.45%	1.20%	25.77%	26.71%
2018	8	12.70	12.95	108	7.47%	0.45%	1.20%	(4.15)%	(3.43)%
Empower Small Cap Value Fund
2022	19	13.74	14.78	311	0.05%	0.20%	1.20%	(51.97)%	(2.46)%
2021	29	28.61	15.15	516	3.41%	0.20%	1.20%	122.17%	29.14%
2020	30	12.88	11.73	406	0.00%	0.20%	1.20%	1.96%	2.93%
2019	14	12.63	11.40	177	0.00%	0.20%	1.20%	23.18%	24.42%
2018	13	10.25	17.15	142	0.00%	0.25%	1.20%	(17.20)%	(16.41)%
Empower T. Rowe Price Mid Cap Growth Fund
2022	51	32.04	16.54	984	0.02%	0.25%	1.20%	(22.99)%	(23.71)%
2021	50	41.60	21.68	1,274	0.18%	0.20%	1.20%	117.77%	(40.32)%
2020	56	19.10	36.32	1,257	0.00%	0.25%	1.20%	22.62%	23.79%
2019	53	15.58	29.34	979	0.01%	0.25%	1.20%	29.72%	30.95%
2018	52	12.01	22.40	738	0.09%	0.25%	1.20%	(3.50)%	(2.57)%
Empower U.S. Government Securities Fund
2022	50	9.81	9.24	507	1.39%	0.20%	1.20%	(18.15)%	(13.13)%
2021	52	11.98	10.64	596	0.65%	0.20%	1.20%	8.88%	(7.04)%
2020	55	11.01	11.45	645	0.92%	0.20%	1.20%	4.62%	5.69%
2019	94	10.52	10.83	1,031	1.56%	0.20%	1.20%	4.85%	5.92%
2018	96	10.03	10.23	996	1.64%	0.20%	1.20%	(0.74)%	0.26%
Federated Hermes High Income Bond Fund II
2022	11	10.75	10.28	113	5.33%	0.40%	1.20%	(13.09)%	(12.97)%
2021	12	12.37	11.81	143	5.21%	0.20%	1.20%	8.14%	0.21%
2020	18	11.44	11.78	210	6.42%	0.40%	1.20%	4.21%	5.02%
2019	38	10.98	11.22	417	5.21%	0.40%	1.20%	12.76%	13.67%
2018	32	9.74	9.87	315	4.75%	0.40%	1.20%	(4.59)%	(3.82)%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Fidelity VIP Asset Manager Portfolio
2022	3		$61.63	$58.62	$157	2.07%	1.25%	1.40%	(15.99)%	(16.12)%
2021	3		73.36	69.88	201	1.51%	1.25%	1.40%	13.78%	3.41%
2020	3		64.47	67.58	203	1.65%	1.25%	1.40%	13.27%	13.45%
2019	3		56.92	59.57	182	1.81%	1.25%	1.40%	16.60%	16.78%
2018	3		48.81	51.01	157	1.71%	1.25%	1.40%	(6.67)%	(6.53)%
Fidelity VIP Balanced Portfolio
2022	179		15.06	14.23	2,665	1.05%	0.20%	1.20%	(18.35)%	(19.16)%
2021	199		18.44	17.60	3,627	0.73%	0.20%	1.20%	22.16%	12.38%
2020	205		15.10	15.66	3,177	1.40%	0.20%	1.20%	20.67%	21.87%
2019	188		12.51	12.85	2,396	1.60%	0.20%	1.20%	22.64%	23.87%
2018	135		10.20	10.37	1,389	1.20%	0.20%	1.20%	(5.59)%	(4.64)%
Fidelity VIP Contrafund Portfolio
2022	0	*	118.91	118.91	9	0.51%	1.40%	1.40%	(30.17)%	(27.34)%
2021	0	*	170.30	163.65	13	0.06%	1.25%	1.40%	31.18%	26.06%
2020	0	*	129.82	129.82	10	0.27%	1.40%	1.40%	28.79%	28.79%
2019	0	*	100.80	100.80	8	0.46%	1.40%	1.40%	29.75%	29.75%
2018	0	*	77.69	77.69	6	0.71%	1.40%	1.40%	(7.66)%	(7.66)%
Fidelity VIP Government Money Market Portfolio
2022	2		14.23	14.23	29	1.41%	1.40%	1.40%	(4.00)%	0.03%
2021	2		14.82	14.22	30	0.01%	1.25%	1.40%	2.76%	(1.38)%
2020	2		14.42	14.42	30	0.35%	1.40%	1.40%	(1.09)%	(1.09)%
2019	2		14.58	14.58	31	1.99%	1.40%	1.40%	0.60%	0.60%
2018	2		14.49	14.49	31	1.64%	1.40%	1.40%	0.24%	0.24%
Fidelity VIP Growth Opportunities Portfolio
2022	0	*	79.08	79.08	18	0.00%	1.40%	1.40%	(41.42)%	(39.01)%
2021	0	*	135.00	129.67	34	0.00%	1.25%	1.40%	14.93%	10.39%
2020	0	*	117.47	117.47	33	0.02%	1.40%	1.40%	66.31%	66.31%
2019	0	*	70.63	70.63	22	0.15%	1.40%	1.40%	38.89%	38.89%
2018	0	*	50.85	50.85	17	0.12%	1.40%	1.40%	10.89%	10.89%
*The Subaccount has units that round to less than 1000 units.

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Fidelity VIP Growth Portfolio
2022	0	*	$227.94	$227.94	$22	0.62%	1.40%	1.40%	(29.35)%	(25.51)%
2021	0	*	322.64	305.98	31	0.00%	1.25%	1.40%	28.12%	21.50%
2020	0	*	251.83	251.83	26	0.08%	1.40%	1.40%	41.89%	41.89%
2019	0	*	177.48	177.48	18	0.26%	1.40%	1.40%	32.45%	32.45%
2018	0	*	134.00	134.00	14	0.24%	1.40%	1.40%	(1.58)%	(1.58)%
Fidelity VIP High Income Portfolio
2022	0	*	58.96	58.96	18	3.36%	1.40%	1.40%	(17.23)%	(12.60)%
2021	1		71.24	67.46	65	5.36%	1.25%	1.40%	8.72%	2.96%
2020	1		65.53	65.53	64	5.47%	1.40%	1.40%	1.32%	1.32%
2019	1		64.67	64.67	63	5.19%	1.40%	1.40%	13.51%	13.51%
2018	1		56.98	56.98	56	5.59%	1.40%	1.40%	(4.64)%	(4.64)%
Fidelity VIP Index 500 Portfolio
2022	0	*	526.60	526.60	152	1.46%	1.40%	1.40%	(22.84)%	(19.35)%
2021	0	*	682.52	652.93	193	1.27%	1.25%	1.40%	32.54%	26.79%
2020	0	*	514.97	514.97	152	1.92%	1.40%	1.40%	16.59%	16.59%
2019	0	*	441.68	441.68	133	1.99%	1.40%	1.40%	29.51%	29.51%
2018	0	*	341.03	341.03	103	1.88%	1.40%	1.40%	(5.83)%	(5.83)%
Fidelity VIP International Capital Appreciation Portfolio
2022	14		13.53	12.78	176	0.09%	0.20%	1.20%	(26.72)%	(27.45)%
2021	15		18.46	17.61	258	0.00%	0.20%	1.20%	16.07%	6.78%
2020	16		15.90	16.50	262	0.14%	0.20%	1.20%	20.47%	21.65%
2019	20		13.20	13.56	258	0.31%	0.20%	1.20%	31.35%	32.66%
2018	19		10.05	10.22	194	1.46%	0.20%	1.20%	(14.03)%	(13.15)%
Fidelity VIP Investment Grade Bond Portfolio
2022	0	*	31.74	31.74	12	2.27%	1.40%	1.40%	(17.67)%	(14.17)%
2021	0	*	38.55	36.98	14	2.04%	1.25%	1.40%	2.18%	(1.99)%
2020	0	*	37.73	37.73	14	2.38%	1.40%	1.40%	7.87%	7.87%
2019	0	*	34.98	34.98	13	2.74%	1.40%	1.40%	8.14%	8.14%
2018	0	*	32.34	32.34	12	2.49%	1.40%	1.40%	(1.92)%	(1.92)%
*The Subaccount has units that round to less than 1000 units.

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Fidelity VIP Overseas Portfolio
2022	0	*	$44.25	$44.25	$4	0.17%	1.40%	1.40%	(29.34)%	(25.53)%
2021	2		62.62	59.43	104	0.54%	1.25%	1.40%	24.39%	18.04%
2020	2		50.35	50.35	88	0.49%	1.40%	1.40%	14.01%	14.01%
2019	2		44.16	44.16	78	1.77%	1.40%	1.40%	25.99%	25.99%
2018	2		35.05	35.05	62	1.58%	1.40%	1.40%	(16.00)%	(16.00)%
First Trust/Dow Jones Dividend & Income Allocation Portfolio
2022	4		12.44	12.44	52	1.43%	1.20%	1.20%	(17.21)%	(13.25)%
2021	4		15.03	14.34	60	0.88%	0.20%	1.20%	16.22%	10.91%
2020	6		12.93	12.93	77	1.56%	1.20%	1.20%	6.50%	6.50%
2019	7		12.14	12.14	86	1.57%	1.20%	1.20%	19.33%	19.33%
2018	7		10.17	10.17	73	2.37%	1.20%	1.20%	(6.06)%	(6.06)%
Franklin Income VIP Fund
2022	51		13.07	13.07	660	4.71%	1.20%	1.20%	(9.37)%	(5.66)%
2021	48		14.42	13.85	668	4.52%	0.20%	1.20%	18.56%	13.90%
2020	61		12.16	12.16	744	6.03%	1.20%	1.20%	(0.64)%	(0.64)%
2019	77		12.24	12.24	937	5.14%	1.20%	1.20%	14.65%	14.65%
2018	77		10.67	10.67	823	4.87%	1.20%	1.20%	(5.56)%	(5.56)%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
2022	5		10.92	9.53	52	3.39%	0.20%	1.20%	(6.80)%	(7.72)%
2021	5		11.72	10.33	57	1.26%	0.20%	1.20%	17.30%	(7.92)%
2020	7		9.99	11.22	75	1.44%	0.20%	1.20%	5.36%	6.32%
2019	10		9.48	10.55	96	2.56%	0.20%	1.20%	7.31%	8.39%
2018	10		8.84	9.73	87	2.73%	0.20%	1.20%	(8.21)%	(7.28)%
Goldman Sachs VIT Us Equity Insights Fund
2022	1		17.63	17.63	17	0.59%	1.20%	1.20%	(25.02)%	(18.01)%
2021	1		23.51	21.50	21	0.29%	0.20%	1.20%	34.66%	23.14%
2020	3		17.46	17.46	58	0.50%	1.20%	1.20%	15.95%	15.95%
2019	8		15.06	15.06	121	0.96%	1.20%	1.20%	23.43%	23.43%
2018	10		12.20	12.20	121	2.94%	1.20%	1.20%	(7.48)%	(7.48)%
*The Subaccount has units that round to less than 1000 units.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco Oppenheimer V.I. International Growth Fund
2022	8	$10.49	$10.49	$82	0.00%	1.20%	1.20%	(31.32)%	(28.03)%
2021	8	15.28	14.58	114	0.00%	0.20%	1.20%	14.02%	8.81%
2020	11	13.40	13.40	146	0.72%	1.20%	1.20%	19.64%	19.64%
2019	12	11.20	11.20	132	0.69%	1.20%	1.20%	26.43%	26.43%
2018	13	8.86	8.86	117	0.42%	1.20%	1.20%	(20.52)%	(20.52)%
Invesco Oppenheimer V.I. Main Street Small Cap Fund
2022	29	15.60	15.23	441	0.25%	0.20%	1.20%	(32.69)%	(17.04)%
2021	36	23.17	18.35	663	0.18%	0.20%	1.20%	29.88%	20.32%
2020	42	17.84	15.26	645	0.42%	0.20%	1.20%	18.22%	19.40%
2019	48	15.09	15.09	612	0.00%	1.20%	1.20%	24.62%	24.62%
2018	38	10.31	12.11	393	0.05%	1.20%	1.20%	(11.61)%	(11.61)%
Invesco V.I. Core Bond Fund
2022	-	-	-	-	2.52%	0.20%	1.20%	(9.92)%	(10.19)%
2021	2	11.76	11.22	19	1.96%	0.20%	1.20%	1.62%	(3.02)%
2020	1	11.57	11.57	17	3.14%	1.20%	1.20%	8.13%	8.13%
2019	2	10.70	10.70	16	3.83%	1.20%	1.20%	7.95%	7.95%
Invesco V.I. Core Plus Bond Fund Series II
2022	2	9.43	9.43	17	0.86%	1.00%	1.00%	(5.70)%	(5.70)%
Invesco V.I. Global Real Estate Fund
2022	3	14.57	9.64	36	2.56%	0.25%	1.20%	(25.33)%	(26.03)%
2021	3	19.51	13.03	50	2.66%	0.20%	1.20%	85.63%	(16.45)%
2020	3	10.51	15.59	41	5.12%	0.25%	1.20%	(13.57)%	(12.80)%
2019	3	12.16	17.88	47	3.53%	0.25%	1.20%	21.19%	22.34%
2018	3	10.04	14.61	39	3.71%	0.25%	1.20%	(7.46)%	(6.57)%
Invesco V.I. Growth & Income Fund
2022	36	14.92	15.25	730	1.28%	0.20%	1.20%	(48.82)%	(3.14)%
2021	39	29.15	15.74	824	1.37%	0.20%	1.20%	124.88%	26.66%
2020	40	12.96	12.43	676	2.09%	0.20%	1.20%	0.64%	1.63%
2019	44	12.88	12.23	724	1.56%	0.20%	1.20%	23.36%	24.61%
2018	46	10.44	9.81	604	1.83%	0.20%	1.20%	(14.63)%	(13.77)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. International Growth Fund
2022	12	$16.12	$10.93	$178	1.44%	0.25%	1.20%	(18.71)%	(19.48)%
2021	12	19.83	13.58	220	1.05%	0.20%	1.20%	52.43%	(27.89)%
2020	13	13.01	18.83	219	2.39%	0.25%	1.20%	12.36%	13.42%
2019	13	11.58	16.60	195	1.31%	0.25%	1.20%	26.72%	27.92%
2018	13	9.14	12.97	154	1.89%	0.25%	1.20%	(16.23)%	(15.42)%
Invesco V.I. Small Cap Equity Fund
2022	1	13.30	13.30	12	0.00%	1.20%	1.20%	(53.99)%	(21.68)%
2021	1	28.90	16.98	16	0.00%	0.20%	1.20%	102.00%	18.66%
2020	1	14.31	14.31	13	0.03%	1.20%	1.20%	25.38%	25.38%
2019	1	11.41	11.41	11	0.00%	1.20%	1.20%	24.82%	24.82%
2018	1	9.14	9.14	9	0.00%	1.20%	1.20%	(16.30)%	(16.30)%
Ivy VIP Energy
2022	1	8.91	8.91	10	2.34%	1.20%	1.20%	40.85%	70.25%
2021	2	6.33	5.23	12	1.18%	0.20%	1.20%	48.11%	22.53%
2020	9	4.27	4.27	37	1.41%	1.20%	1.20%	(37.55)%	(37.55)%
2019	15	6.84	6.84	106	0.00%	1.20%	1.20%	2.24%	2.24%
2018	19	6.69	6.69	125	0.00%	1.20%	1.20%	(34.92)%	(34.92)%
Janus Henderson VIT Balanced Portfolio Service Shares
2022	69	15.93	15.14	1,226	0.97%	0.20%	1.20%	(43.12)%	(17.61)%
2021	82	28.01	18.37	1,724	0.67%	0.20%	1.20%	76.11%	11.96%
2020	90	15.91	16.41	1,662	2.33%	0.20%	1.20%	12.65%	13.80%
2019	80	14.12	14.42	1,325	1.65%	0.20%	1.20%	20.81%	22.03%
2018	78	11.68	11.82	1,070	1.83%	0.20%	1.20%	(0.77)%	0.23%
Janus Henderson VIT EnterprISe Portfolio Service Shares
2022	40	19.64	19.74	788	0.08%	0.20%	1.20%	(23.08)%	(15.04)%
2021	40	25.53	23.23	960	0.22%	0.20%	1.20%	23.39%	15.14%
2020	61	20.69	20.17	1,250	0.05%	0.20%	1.20%	17.74%	18.95%
2019	67	17.57	16.96	1,182	0.05%	0.20%	1.20%	33.54%	34.89%
2018	45	13.15	12.57	591	0.13%	0.20%	1.20%	(1.85)%	(0.88)%
Janus Henderson VIT Flexible Bond Portfolio Service Shares
2022	47	11.70	9.75	460	2.00%	0.25%	1.20%	(14.12)%	(14.93)%
2021	48	13.62	11.46	551	1.34%	0.20%	1.20%	16.18%	(17.05)%
2020	94	11.73	13.81	1,108	3.19%	0.25%	1.20%	8.97%	9.95%
2019	50	10.76	12.56	538	2.83%	0.25%	1.20%	7.98%	9.01%
2018	51	9.97	10.16	508	3.35%	0.20%	1.20%	(2.48)%	(1.46)%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Janus Henderson VIT Overseas Portfolio
2022	0	*	$26.50	$26.50	$5	0.40%	1.40%	1.40%	(13.15)%	(9.87)%
2021	3		30.51	29.40	87	1.16%	1.25%	1.40%	16.23%	12.01%
2020	3		26.25	26.25	78	1.50%	1.40%	1.40%	14.67%	14.67%
2019	3		22.89	22.89	68	1.92%	1.40%	1.40%	25.25%	25.25%
2018	3		18.27	18.27	54	1.76%	1.40%	1.40%	(16.13)%	(16.13)%
JP Morgan Insurance Trust Income Builder Portfolio
2022	0	*	10.85	10.85	3	3.64%	1.20%	1.20%	(17.50)%	(13.55)%
2021	0	*	13.15	12.55	3	2.84%	0.20%	1.20%	12.05%	6.93%
2020	3		11.73	11.73	35	3.36%	1.20%	1.20%	3.93%	3.93%
2019	4		11.29	11.29	46	3.15%	1.20%	1.20%	12.90%	12.90%
2018	4		10.00	10.00	42	0.00%	1.20%	1.20%	(6.05)%	(6.05)%
JP Morgan Insurance Trust Small Cap Core Portfolio
2022	3		11.21	11.21	37	0.09%	1.20%	1.20%	(23.39)%	(20.52)%
2021	3		14.63	14.10	47	0.32%	0.20%	1.20%	24.10%	19.62%
2020	11		11.79	11.79	133	0.80%	1.20%	1.20%	11.96%	11.96%
2019	1		10.53	10.53	11	0.12%	1.20%	1.20%	22.76%	22.76%
2018	1		8.58	8.58	5	0.00%	1.20%	1.20%	(14.24)%	(14.24)%
Lord Abbett Series Developing Growth Portfolio
2022	1		19.16	19.16	23	0.00%	0.25%	0.25%	(36.14)%	(13.50)%
2021	1		30.00	22.15	36	0.00%	0.20%	1.20%	3.30%	(28.38)%
2020	2		29.04	30.92	59	0.00%	0.25%	1.20%	70.54%	72.19%
2019	2		17.03	17.96	34	0.00%	0.25%	1.20%	30.19%	31.44%
2018	2		13.08	13.67	26	0.00%	0.25%	1.20%	3.62%	4.62%
MFS VIT II International Growth Portfolio
2022	1		11.15	11.15	8	0.39%	1.20%	1.20%	(16.19)%	(18.40)%
2021	1		13.31	13.67	10	0.54%	0.20%	1.20%	33.09%	36.69%
MFS VIT II Technology Portfolio
2022	51		20.13	20.60	1,070	0.00%	0.20%	1.20%	(41.33)%	(33.82)%
2021	61		34.31	31.13	2,009	0.00%	0.20%	1.20%	18.30%	12.08%
2020	76		29.01	27.78	2,227	0.00%	0.20%	1.20%	44.67%	46.12%
2019	79		20.05	19.01	1,577	0.00%	0.20%	1.20%	34.26%	35.61%
2018	87		14.93	14.02	1,311	0.00%	0.20%	1.20%	0.30%	1.32%
*The Subaccount has units that round to less than 1000 units.

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
MFS VIT III Blended Research Core Equity Portfolio
2022	5		$17.58	$17.39	$87	0.86%	0.20%	1.20%	(20.72)%	(16.43)%
2021	5		22.18	20.81	105	0.85%	0.20%	1.20%	34.74%	27.64%
2020	10		16.46	16.31	160	1.51%	0.20%	1.20%	13.66%	14.83%
2019	12		14.48	14.20	181	0.78%	0.20%	1.20%	27.33%	28.61%
2018	8		11.37	11.04	94	1.10%	0.20%	1.20%	(9.10)%	(8.18)%
MFS VIT III Blended Research Small Cap Equity Portfolio
2022	4		14.04	13.26	50	0.49%	0.20%	1.20%	(18.73)%	(19.53)%
2021	5		17.28	16.48	77	0.55%	0.20%	1.20%	33.76%	23.01%
2020	8		12.92	13.40	101	0.66%	0.20%	1.20%	0.90%	1.98%
2019	9		12.80	13.14	114	0.50%	0.20%	1.20%	24.85%	26.10%
2018	5		10.25	10.42	53	0.62%	0.20%	1.20%	(6.49)%	(5.54)%
Neuberger Berman AMT Sustainable Equity Portfolio
2022	11		16.21	16.21	174	0.12%	1.20%	1.20%	(53.82)%	(19.31)%
2021	11		35.10	20.09	217	0.17%	0.20%	1.20%	111.79%	(29.68)%
2020	11		16.57	28.57	186	0.42%	0.25%	1.20%	17.86%	18.99%
2019	11		14.06	24.01	158	0.29%	0.25%	1.20%	24.08%	25.26%
2018	11		11.33	19.17	127	0.22%	0.25%	1.20%	(7.07)%	(6.17)%
NVIT Emerging Markets Fund
2022	0	*	9.85	9.85	4	0.17%	1.40%	1.40%	(26.63)%	(26.04)%
2021	0	*	13.43	13.32	6	0.95%	1.25%	1.40%	(8.13)%	(8.87)%
2020	0	*	14.62	14.62	6	1.79%	1.40%	1.40%	11.31%	11.31%
2019	0	*	13.13	13.13	6	2.16%	1.40%	1.40%	20.88%	20.88%
2018	0	*	10.86	10.86	5	0.35%	1.40%	1.40%	(18.86)%	(18.86)%
Pimco VIT Commodity Real Return Strategy Portfolio
2022	12		8.46	11.78	136	20.52%	0.25%	1.20%	(34.98)%	53.98%
2021	12		13.01	7.65	129	4.14%	0.20%	1.20%	55.97%	30.16%
2020	12		8.34	5.88	99	6.71%	0.25%	1.20%	(0.01)%	0.96%
2019	13		8.34	5.82	106	4.31%	0.25%	1.20%	10.02%	11.07%
2018	15		7.58	5.24	111	1.83%	0.25%	1.20%	(15.23)%	(14.41)%
*The Subaccount has units that round to less than 1000 units.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Pimco VIT Long Term Us Government Portfolio
2022	1	$8.29	$8.29	$6	1.92%	1.20%	1.20%	(37.54)%	(29.79)%
2021	1	13.28	11.81	12	1.44%	0.20%	1.20%	5.65%	(6.01)%
2020	10	12.57	12.57	128	1.71%	1.20%	1.20%	15.84%	15.84%
2019	7	10.85	10.85	73	1.58%	1.20%	1.20%	11.86%	11.86%
2018	4	9.70	9.70	43	2.30%	1.20%	1.20%	(3.66)%	(3.66)%
Pimco VIT Low Duration Portfolio
2022	25	9.99	9.30	253	1.57%	0.20%	1.20%	(11.08)%	(6.78)%
2021	27	11.24	9.98	289	0.41%	0.20%	1.20%	9.97%	(7.34)%
2020	35	10.22	10.77	384	1.18%	0.20%	1.20%	1.69%	2.72%
2019	31	10.05	10.48	334	2.67%	0.20%	1.20%	2.68%	3.71%
2018	32	9.79	10.11	339	1.83%	0.20%	1.20%	(0.96)%	0.04%
Pimco VIT Real Return Portfolio
2022	4	10.58	10.58	42	6.29%	1.20%	1.20%	(18.91)%	(11.96)%
2021	13	13.05	12.02	154	4.99%	0.20%	1.20%	11.77%	2.95%
2020	4	11.67	11.67	46	1.48%	1.20%	1.20%	10.24%	10.24%
2019	4	10.59	10.59	42	1.57%	1.20%	1.20%	7.04%	7.04%
2018	3	9.89	9.89	31	1.70%	1.20%	1.20%	(3.47)%	(3.47)%
Pimco VIT Short Term Portfolio
2022	7	10.71	10.21	75	1.48%	0.20%	1.20%	(2.06)%	(1.44)%
2021	9	10.94	10.36	91	1.01%	0.20%	1.20%	4.15%	(4.06)%
2020	7	10.50	10.80	77	1.26%	0.20%	1.20%	0.87%	1.96%
2019	7	10.41	10.59	72	2.38%	0.20%	1.20%	1.47%	2.49%
2018	5	10.25	10.34	50	1.42%	0.20%	1.20%	0.20%	1.23%
Pimco VIT Total Return Portfolio
2022	48	10.21	9.64	503	2.49%	0.20%	1.20%	(23.99)%	(15.41)%
2021	59	13.43	11.40	722	1.72%	0.20%	1.20%	14.90%	(6.15)%
2020	68	11.69	12.14	853	2.20%	0.20%	1.20%	7.27%	8.32%
2019	63	10.90	12.61	732	2.91%	0.25%	1.20%	6.96%	7.98%
2018	62	10.19	11.68	679	2.50%	0.25%	1.20%	(1.83)%	(0.88)%
Putnam VT Global Asset Allocation Fund
2022	7	12.61	12.61	89	1.31%	1.20%	1.20%	(22.27)%	(17.03)%
2021	7	16.22	15.20	107	0.68%	0.20%	1.20%	20.19%	12.59%
2020	7	13.50	13.50	95	1.97%	1.20%	1.20%	11.01%	11.01%
2019	7	12.16	12.16	86	1.42%	1.20%	1.20%	15.73%	15.73%
2018	7	10.51	10.51	74	0.00%	1.20%	1.20%	(8.37)%	(8.37)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Putnam VT Global Equity Fund
2022	1	$12.19	$12.19	$9	1.76%	1.20%	1.20%	(30.16)%	(19.17)%
2021	1	17.46	15.08	12	0.96%	0.20%	1.20%	28.75%	11.24%
2020	2	13.56	13.56	32	0.18%	1.20%	1.20%	8.75%	8.75%
2019	2	12.47	12.47	29	0.00%	1.20%	1.20%	25.09%	25.09%
2018	2	9.97	9.97	24	0.30%	1.20%	1.20%	(13.49)%	(13.49)%
Putnam VT Growth Opportunities Fund
2022	36	21.41	20.27	724	0.00%	0.20%	1.20%	(32.74)%	(31.33)%
2021	49	31.83	29.52	1,450	0.00%	0.20%	1.20%	30.66%	17.07%
2020	57	24.36	25.22	1,385	0.04%	0.20%	1.20%	37.08%	38.40%
2019	76	17.77	18.22	1,362	0.11%	0.20%	1.20%	35.11%	36.47%
2018	56	13.15	13.15	738	0.00%	1.20%	1.20%	1.15%	1.15%
Putnam VT Income Fund
2022	1	9.55	9.40	10	5.57%	1.00%	1.20%	(19.25)%	(14.84)%
2021	1	11.82	11.04	11	2.16%	0.20%	1.20%	1.00%	(6.82)%
2020	4	11.71	11.84	48	4.50%	1.00%	1.20%	4.44%	4.63%
2019	7	11.21	11.32	81	3.26%	1.00%	1.20%	10.57%	10.78%
2018	6	10.14	10.21	58	3.14%	1.00%	1.20%	(1.01)%	(0.82)%
Putnam VT International Equity Fund
2022	1	13.16	10.78	16	1.48%	0.20%	1.20%	(14.94)%	(15.75)%
2021	1	15.47	12.79	17	0.55%	0.20%	1.20%	30.01%	(10.22)%
2020	1	11.90	14.25	16	1.29%	0.20%	1.20%	10.72%	11.84%
2019	7	10.75	12.74	75	1.24%	0.20%	1.20%	23.66%	24.90%
2018	7	8.69	10.20	64	1.45%	0.20%	1.20%	(20.09)%	(19.27)%
Putnam VT International Growth Fund
2022	-	-	-	-	0.00%	0.00%	0.00%	(39.79)%	(25.59)%
2021	-	20.02	13.47	-	1.65%	0.20%	1.20%	35.58%	(8.83)%
2020	1	14.77	14.77	13	0.04%	1.20%	1.20%	26.45%	26.45%
2019	1	11.68	11.68	10	0.00%	1.20%	1.20%	23.44%	23.44%
2018	1	9.46	9.46	8	0.00%	1.20%	1.20%	(19.62)%	(19.62)%
Putnam VT International Value Fund
2022	1	12.69	12.69	8	2.01%	1.20%	1.20%	(13.13)%	(7.92)%
2021	1	14.61	13.78	8	1.99%	0.20%	1.20%	20.39%	13.57%
2020	1	12.13	12.13	7	2.66%	1.20%	1.20%	2.66%	2.66%
2019	1	11.82	11.82	7	2.63%	1.20%	1.20%	18.79%	18.79%
2018	1	9.95	9.95	6	2.05%	1.20%	1.20%	(18.61)%	(18.61)%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Putnam VT Large Cap Value Fund
2022	3		$16.55	$16.55	$44	1.52%	1.20%	1.20%	(8.66)%	(4.28)%
2021	4		18.12	17.29	71	1.19%	0.20%	1.20%	31.81%	25.79%
2020	4		13.74	13.74	56	1.84%	1.20%	1.20%	4.52%	4.52%
2019	4		13.15	13.15	54	2.26%	1.20%	1.20%	28.85%	28.85%
2018	6		10.20	10.20	59	0.69%	1.20%	1.20%	(9.59)%	(9.59)%
Putnam VT Mortgage Securities Fund
2022	8		8.85	8.85	70	9.00%	1.20%	1.20%	(20.68)%	(11.14)%
2021	8		11.16	9.97	78	0.00%	0.20%	1.20%	6.51%	(4.91)%
2020	8		10.48	10.48	82	10.06%	1.20%	1.20%	(2.69)%	(2.69)%
2019	8		10.77	10.77	85	2.17%	1.20%	1.20%	11.86%	11.86%
2018	8		9.63	9.63	76	2.88%	1.20%	1.20%	(2.09)%	(2.09)%
Putnam VT Multi-Cap Core Fund
2022	2		18.65	18.65	34	0.98%	1.20%	1.20%	(22.56)%	(16.77)%
2021	2		24.08	22.40	42	0.66%	0.20%	1.20%	39.13%	29.45%
2020	4		17.31	17.31	78	1.03%	1.20%	1.20%	15.91%	15.91%
2019	6		14.93	14.93	87	1.10%	1.20%	1.20%	30.06%	30.06%
2018	6		11.48	11.48	68	1.04%	1.20%	1.20%	(8.74)%	(8.74)%
Putnam VT Research Fund
2022	0	*	18.22	18.22	6	0.58%	1.20%	1.20%	(24.05)%	(18.27)%
2021	0	*	23.99	22.29	8	0.10%	0.20%	1.20%	31.99%	22.65%
2020	0	*	18.17	18.17	6	0.66%	1.20%	1.20%	18.46%	18.46%
2019	0	*	15.34	15.34	6	0.00%	1.20%	1.20%	31.66%	31.66%
Putnam VT Small Cap Growth Fund
2022	2		15.09	15.09	24	0.00%	1.20%	1.20%	(56.24)%	(28.69)%
2021	2		34.49	21.17	34	0.00%	0.20%	1.20%	82.13%	11.78%
2020	2		18.94	18.94	30	0.00%	1.20%	1.20%	46.57%	46.57%
2019	2		12.92	12.92	22	0.00%	1.20%	1.20%	35.81%	35.81%
2018	2		9.51	9.51	16	0.00%	1.20%	1.20%	(14.88)%	(14.88)%
*The Subaccount has units that round to less than 1000 units.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Putnam VT Small Cap Value Fund
2022	8	$13.26	$14.54	$118	0.21%	0.40%	1.20%	(27.55)%	(4.93)%
2021	13	18.30	15.30	224	0.71%	0.20%	1.20%	49.56%	25.02%
2020	12	12.24	12.24	147	1.05%	1.20%	1.20%	2.75%	2.75%
2019	12	11.91	11.91	142	0.64%	1.20%	1.20%	22.76%	22.76%
2018	12	9.70	9.70	112	0.40%	1.20%	1.20%	(20.89)%	(20.89)%
T. Rowe Price Blue Chip Growth Portfolio Class II
2022	193	17.04	15.82	3,230	0.00%	0.20%	1.20%	(50.70)%	(39.39)%
2021	201	34.55	26.11	5,540	0.00%	0.20%	1.20%	53.44%	9.85%
2020	235	22.52	23.77	5,533	0.00%	0.20%	1.20%	32.31%	33.67%
2019	222	17.02	17.78	3,943	0.00%	0.20%	1.20%	28.03%	29.32%
2018	213	13.29	13.75	2,964	0.00%	0.20%	1.20%	0.44%	1.45%
T. Rowe Price Health Sciences Portfolio Class II
2022	44	20.78	18.75	867	0.00%	0.20%	1.20%	(63.47)%	(13.73)%
2021	53	56.90	21.73	1,235	0.00%	0.20%	1.20%	191.90%	2.60%
2020	73	19.49	21.18	1,512	0.00%	0.20%	1.20%	27.74%	29.00%
2019	71	15.26	16.42	1,147	0.00%	0.20%	1.20%	27.10%	28.38%
2018	60	12.01	12.79	778	0.00%	0.20%	1.20%	(0.36)%	0.65%
Van Eck VIP Global Hard Assets Fund
2022	10	11.79	11.21	111	1.27%	0.20%	1.20%	7.91%	49.61%
2021	16	10.93	7.49	168	0.30%	0.20%	1.20%	22.15%	(18.81)%
2020	24	8.95	9.23	214	0.72%	0.20%	1.20%	17.40%	18.59%
2019	30	7.62	5.44	226	0.00%	1.20%	1.20%	10.23%	10.21%
2018	33	6.91	4.94	225	0.00%	1.20%	1.20%	(29.29)%	(29.28)%

5.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.